UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3759

Variable Insurance Products Fund IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2005

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Consumer Industries Portfolio

Semiannual Report

June 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Consumer Industries Portfolio

Fidelity Variable Insurance Products: Consumer Industries Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 to June 30, 2005
Actual	$ 1,000.00	$ 997.30	$ 5.70
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,019.09	$ 5.76

* Expenses are equal to the Fund's annualized expense ratio of 1.15%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Variable Insurance Products: Consumer Industries Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	5.7	3.6
Google, Inc. Class A (sub. vtg.)	4.5	2.8
Wal-Mart Stores, Inc.	3.7	3.2
The Coca-Cola Co.	3.2	2.0
Target Corp.	3.1	2.4
Yahoo!, Inc.	3.1	2.5
eBay, Inc.	2.4	1.0
News Corp. Class A	2.3	4.1
Gillette Co.	2.1	1.4
Brunswick Corp.	1.9	1.7
	32.0
Top Industries (% of fund's net assets)
As of June 30, 2005
Hotels, Restaurants & Leisure	13.5%
Media	11.7%
Specialty Retail	9.9%
Food & Staples Retailing	8.0%
Internet Software & Services	7.9%
All Others*	49.0%

As of December 31, 2004
Media	17.9%
Hotels, Restaurants & Leisure	15.5%
Specialty Retail	11.8%
Food & Staples Retailing	5.9%
Internet Software & Services	5.7%
All Others*	43.2%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Consumer Industries Portfolio

Fidelity Variable Insurance Products: Consumer Industries Portfolio

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (Note 1)
AUTOMOBILES - 1.2%
Automobile Manufacturers - 0.5%
Thor Industries, Inc.	1,600	$ 50,288
Motorcycle Manufacturers - 0.7%
Harley-Davidson, Inc.	1,600	79,360
TOTAL AUTOMOBILES		129,648
BEVERAGES - 6.4%
Distillers & Vintners - 1.2%
Brown-Forman Corp. Class B (non-vtg.)	400	24,184
Diageo PLC sponsored ADR	1,900	112,670
		136,854
Soft Drinks - 5.2%
Coca-Cola Enterprises, Inc.	2,600	57,226
PepsiCo, Inc.	3,000	161,790
The Coca-Cola Co.	8,530	356,128
		575,144
TOTAL BEVERAGES		711,998
COMMERCIAL SERVICES & SUPPLIES - 0.8%
Commercial Printing - 0.3%
R.R. Donnelley & Sons Co.	800	27,608
Diversified Commercial & Professional Services - 0.5%
Cendant Corp.	2,600	58,162
TOTAL COMMERCIAL SERVICES & SUPPLIES		85,770
DIVERSIFIED CONSUMER SERVICES - 2.9%
Education Services - 1.7%
Apollo Group, Inc. Class A (a)	2,000	156,440
Bright Horizons Family Solutions, Inc. (a)	854	34,775
		191,215
Specialized Consumer Services - 1.2%
Steiner Leisure Ltd. (a)	2,028	75,178
Weight Watchers International, Inc. (a)	1,000	51,610
		126,788
TOTAL DIVERSIFIED CONSUMER SERVICES		318,003
ELECTRICAL EQUIPMENT - 0.3%
Electrical Components & Equipment - 0.3%
Evergreen Solar, Inc. (a)	5,100	32,793
FOOD & STAPLES RETAILING - 8.0%
Drug Retail - 2.5%
CVS Corp.	3,400	98,838
Walgreen Co.	3,800	174,762
		273,600
Food Retail - 0.8%
Whole Foods Market, Inc.	800	94,640

	Shares	Value (Note 1)
Hypermarkets & Super Centers - 4.7%
Costco Wholesale Corp.	2,500	$ 112,050
Wal-Mart Stores, Inc.	8,480	408,736
		520,786
TOTAL FOOD & STAPLES RETAILING		889,026
FOOD PRODUCTS - 4.5%
Agricultural Products - 1.3%
Bunge Ltd.	2,000	126,800
Corn Products International, Inc.	900	21,384
		148,184
Packaged Foods & Meats - 3.2%
Groupe Danone sponsored ADR	2,800	49,000
Lindt & Spruengli AG (participation certificate)	35	52,241
Nestle SA sponsored ADR	1,700	108,528
Smithfield Foods, Inc. (a)	3,900	106,353
The J.M. Smucker Co.	700	32,858
		348,980
TOTAL FOOD PRODUCTS		497,164
HOTELS, RESTAURANTS & LEISURE - 13.5%
Casinos & Gaming - 2.2%
Aristocrat Leisure Ltd.	4,700	41,525
Harrah's Entertainment, Inc.	420	30,269
International Game Technology	1,600	45,040
MGM MIRAGE (a)	2,100	83,118
Station Casinos, Inc.	300	19,920
WMS Industries, Inc. (a)	800	27,000
		246,872
Hotels, Resorts & Cruise Lines - 5.2%
Carnival Corp. unit	2,900	158,195
Hilton Hotels Corp.	2,600	62,010
Kerzner International Ltd. (a)	500	28,475
Royal Caribbean Cruises Ltd.	2,200	106,392
Starwood Hotels & Resorts Worldwide, Inc. unit	2,900	169,853
Wyndham International, Inc. Class A (a)	49,200	54,612
		579,537
Leisure Facilities - 0.2%
International Speedway Corp. Class A	300	16,878
Restaurants - 5.9%
Brinker International, Inc. (a)	1,830	73,292
Buffalo Wild Wings, Inc. (a)	3,700	115,440
CBRL Group, Inc.	700	27,202
Domino's Pizza, Inc.	1,650	36,729
McDonald's Corp.	6,710	186,203
Outback Steakhouse, Inc.	2,380	107,671
Common Stocks - continued
	Shares	Value (Note 1)
HOTELS, RESTAURANTS & LEISURE - CONTINUED
Restaurants - continued
Starbucks Corp. (a)	900	$ 46,494
Wendy's International, Inc.	1,180	56,227
		649,258
TOTAL HOTELS, RESTAURANTS & LEISURE		1,492,545
HOUSEHOLD PRODUCTS - 7.6%
Household Products - 7.6%
Colgate-Palmolive Co.	4,100	204,631
Procter & Gamble Co.	12,040	635,108
		839,739
INTERNET & CATALOG RETAIL - 2.4%
Internet Retail - 2.4%
eBay, Inc. (a)	8,000	264,080
INTERNET SOFTWARE & SERVICES - 7.9%
Internet Software & Services - 7.9%
Google, Inc. Class A (sub. vtg.)	1,700	500,055
Sina Corp. (a)	1,200	33,480
Yahoo!, Inc. (a)	9,764	338,323
		871,858
LEISURE EQUIPMENT & PRODUCTS - 4.3%
Leisure Products - 4.3%
Brunswick Corp.	5,000	216,600
K2, Inc. (a)	1,700	21,556
MarineMax, Inc. (a)	2,100	65,625
Polaris Industries, Inc.	900	48,600
RC2 Corp. (a)	500	18,785
SCP Pool Corp.	3,150	110,534
		481,700
MEDIA - 11.7%
Advertising - 3.7%
Harte-Hanks, Inc.	800	23,784
JC Decaux SA (a)	4,100	103,946
Lamar Advertising Co. Class A (a)	2,970	127,027
Omnicom Group, Inc.	2,000	159,720
		414,477
Broadcasting & Cable TV - 1.7%
E.W. Scripps Co. Class A	1,400	68,320
SBS Broadcasting SA (a)	700	32,991
Spanish Broadcasting System, Inc. Class A (a)	2,820	28,172
Univision Communications, Inc. Class A (a)	2,300	63,365
		192,848
Movies & Entertainment - 4.2%
News Corp. Class A	15,641	253,071
Walt Disney Co.	8,300	208,994
		462,065

	Shares	Value (Note 1)
Publishing - 2.1%
Gannett Co., Inc.	480	$ 34,142
McGraw-Hill Companies, Inc.	1,900	84,075
Reuters Group PLC sponsored ADR	700	29,676
Washington Post Co. Class B	100	83,503
		231,396
TOTAL MEDIA		1,300,786
MULTILINE RETAIL - 7.6%
Department Stores - 4.1%
Federated Department Stores, Inc.	1,800	131,904
JCPenney Co., Inc.	1,400	73,612
Nordstrom, Inc.	800	54,376
Saks, Inc.	1,800	34,146
Sears Holdings Corp. (a)	1,100	164,857
		458,895
General Merchandise Stores - 3.5%
Family Dollar Stores, Inc.	1,660	43,326
Target Corp.	6,300	342,783
		386,109
TOTAL MULTILINE RETAIL		845,004
PERSONAL PRODUCTS - 3.5%
Personal Products - 3.5%
Avon Products, Inc.	4,100	155,185
Gillette Co.	4,600	232,898
		388,083
REAL ESTATE - 0.4%
Real Estate Investment Trusts - 0.4%
MeriStar Hospitality Corp. (a)	4,600	39,560
SOFTWARE - 0.4%
Home Entertainment Software - 0.4%
Electronic Arts, Inc. (a)	700	39,627
SPECIALTY RETAIL - 9.9%
Apparel Retail - 4.2%
Aeropostale, Inc. (a)	1,600	53,760
American Eagle Outfitters, Inc.	3,600	110,340
bebe Stores, Inc.	1,500	39,705
Chico's FAS, Inc. (a)	2,200	75,416
Foot Locker, Inc.	2,900	78,938
Hot Topic, Inc. (a)	1,300	24,856
Urban Outfitters, Inc. (a)	1,400	79,366
		462,381
Computer & Electronics Retail - 0.4%
GameStop Corp.:
Class A (a)	1,000	32,710
Class B (a)	300	8,970
		41,680
Common Stocks - continued
	Shares	Value (Note 1)
SPECIALTY RETAIL - CONTINUED
Home Improvement Retail - 1.7%
Lowe's Companies, Inc.	3,300	$ 192,126
Homefurnishing Retail - 0.1%
Bed Bath & Beyond, Inc. (a)	400	16,712
Specialty Stores - 3.5%
AC Moore Arts & Crafts, Inc. (a)	1,000	31,610
Guitar Center, Inc. (a)	1,100	64,207
Michaels Stores, Inc.	900	37,233
Office Depot, Inc. (a)	2,900	66,236
PETsMART, Inc.	800	24,280
Sports Authority, Inc. (a)	300	9,540
Staples, Inc.	5,050	107,666
Toys 'R' Us, Inc. (a)	1,700	45,016
		385,788
TOTAL SPECIALTY RETAIL		1,098,687
TEXTILES, APPAREL & LUXURY GOODS - 4.9%
Apparel, Accessories & Luxury Goods - 3.6%
Carter's, Inc. (a)	2,100	122,598
Coach, Inc. (a)	2,000	67,140
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	600	18,672
Liz Claiborne, Inc.	2,600	103,376
Polo Ralph Lauren Corp. Class A	1,400	60,354
Quiksilver, Inc. (a)	1,800	28,764
		400,904
Footwear - 1.3%
NIKE, Inc. Class B	1,700	147,220
TOTAL TEXTILES, APPAREL & LUXURY GOODS		548,124
TOTAL COMMON STOCKS (Cost $9,257,226)		10,874,195
Money Market Funds - 2.0%

Fidelity Cash Central Fund, 3.21% (b) (Cost $221,173)	221,173	221,173
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $9,478,399)		11,095,368
NET OTHER ASSETS - (0.2)%		(23,606)
NET ASSETS - 100%		$ 11,071,762
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

Income Tax Information
At December 31, 2004, the fund had a capital loss carryforward of approximately $2,358,977 of which $1,676,888 and $682,089 will expire on December 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Consumer Industries Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $9,478,399) - See accompanying schedule		$ 11,095,368
Receivable for investments sold		51,547
Dividends receivable		5,239
Interest receivable		924
Prepaid expenses		22
Receivable from investment adviser for expense reductions		67
Other receivables		1,424
Total assets		11,154,591

Liabilities
Payable to custodian bank	$ 37,936
Payable for investments purchased	11,286
Payable for fund shares redeemed	9,391
Accrued management fee	5,353
Other affiliated payables	965
Other payables and accrued expenses	17,898
Total liabilities		82,829

Net Assets		$ 11,071,762
Net Assets consist of:
Paid in capital		$ 11,629,497
Accumulated net investment loss		(14,777)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,159,913)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,616,955
Net Assets, for 998,706 shares outstanding		$ 11,071,762
Net Asset Value, offering price and redemption price per share ($11,071,762 ÷ 998,706 shares)		$ 11.09

Statement of Operations

	Six months ended June 30, 2005 (Unaudited)

Investment Income
Dividends		$ 44,932
Interest		4,183
Total income		49,115

Expenses
Management fee	$ 33,024
Transfer agent fees	5,773
Accounting fees and expenses	2,164
Independent trustees' compensation	26
Custodian fees and expenses	4,746
Audit	20,845
Legal	82
Miscellaneous	482
Total expenses before reductions	67,142
Expense reductions	(3,140)	64,002
Net investment income (loss)		(14,887)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	278,500
Foreign currency transactions	297
Total net realized gain (loss)		278,797
Change in net unrealized appreciation (depreciation) on: Investment securities	(355,219)
Assets and liabilities in foreign currencies	(14)
Total change in net unrealized appreciation (depreciation)		(355,233)
Net gain (loss)		(76,436)
Net increase (decrease) in net assets resulting from operations		$ (91,323)

See accompanying notes which are an integral part of the financial statements.

Consumer Industries Portfolio

Statement of Changes in Net Assets

	Six months ended June 30, 2005 (Unaudited)	Year ended December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (14,887)	$ (45,199)
Net realized gain (loss)	278,797	483,218
Change in net unrealized appreciation (depreciation)	(355,233)	502,895
Net increase (decrease) in net assets resulting from operations	(91,323)	940,914
Share transactions Proceeds from sales of shares	1,900,281	3,448,896
Cost of shares redeemed	(2,790,903)	(3,300,182)
Net increase (decrease) in net assets resulting from share transactions	(890,622)	148,714
Redemption fees	2,936	2,426
Total increase (decrease) in net assets	(979,009)	1,092,054

Net Assets
Beginning of period	12,050,771	10,958,717
End of period (including accumulated net investment loss of $14,777 and $0, respectively)	$ 11,071,762	$ 12,050,771
Other Information Shares
Sold	173,045	335,214
Redeemed	(258,180)	(328,967)
Net increase (decrease)	(85,135)	6,247

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.12	$ 10.17	$ 8.13	$ 9.72	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	(.04)	(.03)	(.03)	.01
Net realized and unrealized gain (loss)	(.02)	.99	2.07	(1.56)	(.29)
Total from investment operations	(.03)	.95	2.04	(1.59)	(.28)
Distributions from net investment income	-	-	-	(.01)	-
Redemption fees added to paid in capital E	- H	- H	- H	.01	- H
Net asset value, end of period	$ 11.09	$ 11.12	$ 10.17	$ 8.13	$ 9.72
Total Return B, C, D	(.27)%	9.34%	25.09%	(16.27)%	(2.80)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.18% A	1.35%	1.72%	1.30%	2.61% A
Expenses net of voluntary waivers, if any	1.15% A	1.35%	1.50%	1.30%	1.50% A
Expenses net of all reductions	1.12% A	1.31%	1.46%	1.27%	1.48% A
Net investment income (loss)	(.26)% A	(.42)%	(.34)%	(.29)%	.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,072	$ 12,051	$ 10,959	$ 12,176	$ 7,989
Portfolio turnover rate	102% A	145%	108%	129%	162% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 18, 2001 (commencement of operations) to December 31, 2001.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Consumer Industries Portfolio

Notes to Financial Statements

For the period ended June 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Consumer Industries Portfolio (the fund) is a non-diversified fund of Variable Insurance Products Fund IV (the trust) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The fund is authorized to issue an unlimited number of shares. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers Initial Class shares. On January 20, 2005, the Board of Trustees approved the creation of an Investor Class, a new class of shares of the fund. These shares are expected to be available on or about July 21, 2005.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,808,407
Unrealized depreciation	(230,807)
Net unrealized appreciation (depreciation)	$ 1,577,600
Cost for federal income tax purposes	$ 9,517,768

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $5,681,433 and $6,287,417, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee with respect to the account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. The fund pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $4,155 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $332 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Consumer Industries Portfolio

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Initial Class	1.50% - 1.15%*	$ 1,700

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,440 for the period.

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the fund.

Semiannual Report

Consumer Industries Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodians

JPMorgan Chase Bank
New York, NY

State Street Bank & Trust Co.
Quincy, MA

VCONIC-SANN-0805
1.817358.100

Fidelity® Variable Insurance Products:

Cyclical Industries Portfolio

Semiannual Report

June 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Cyclical Industries Portfolio

Fidelity Variable Insurance Products: Cyclical Industries Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 to June 30, 2005
Actual	$ 1,000.00	$ 1,005.10	$ 3.93
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.88	$ 3.96

* Expenses are equal to the Fund's annualized expense ratio of .79%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Variable Insurance Products: Cyclical Industries Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Tyco International Ltd.	3.4	5.0
The Boeing Co.	3.2	2.4
Honeywell International, Inc.	2.7	3.2
General Electric Co.	2.6	4.7
3M Co.	2.2	2.7
Caterpillar, Inc.	2.0	0.6
Fluor Corp.	2.0	0.3
Toll Brothers, Inc.	1.7	1.2
Dow Chemical Co.	1.7	2.0
Deere & Co.	1.7	0.0
	23.2
Top Industries (% of fund's net assets)
As of June 30, 2005
Aerospace & Defense	17.0%
Chemicals	14.7%
Machinery	12.8%
Industrial Conglomerates	8.2%
Construction & Engineering	6.9%
All Others*	40.4%

As of December 31, 2004
Aerospace & Defense	18.4%
Chemicals	17.7%
Industrial Conglomerates	14.4%
Air Freight & Logistics	9.4%
Machinery	9.2%
All Others*	30.9%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Cyclical Industries Portfolio

Fidelity Variable Insurance Products: Cyclical Industries Portfolio

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 17.0%
Aerospace & Defense - 17.0%
BE Aerospace, Inc. (a)	26,200	$ 409,506
DRS Technologies, Inc.	3,100	158,968
EADS NV	8,271	263,741
EDO Corp.	11,420	341,572
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	4,700	155,429
Essex Corp. (a)	1,700	38,896
General Dynamics Corp.	1,300	142,402
Goodrich Corp.	4,200	172,032
Hexcel Corp. (a)	24,400	412,848
Honeywell International, Inc.	44,700	1,637,361
L-3 Communications Holdings, Inc.	9,200	704,536
Lockheed Martin Corp.	12,270	795,955
Precision Castparts Corp.	11,600	903,640
Raytheon Co.	13,500	528,120
Rockwell Collins, Inc.	15,220	725,690
The Boeing Co.	29,710	1,960,860
United Technologies Corp.	17,300	888,355
		10,239,911
AIR FREIGHT & LOGISTICS - 5.5%
Air Freight & Logistics - 5.5%
C.H. Robinson Worldwide, Inc.	4,900	285,180
Dynamex, Inc. (a)	9,525	162,306
EGL, Inc. (a)	17,300	351,536
Expeditors International of Washington, Inc.	5,900	293,879
FedEx Corp.	10,300	834,403
Forward Air Corp.	5,860	165,662
Hub Group, Inc. Class A (a)	11,064	277,153
Park-Ohio Holdings Corp. (a)	8,147	135,810
United Parcel Service, Inc. Class B	7,300	504,868
UTI Worldwide, Inc.	4,004	278,758
		3,289,555
AIRLINES - 1.5%
Airlines - 1.5%
AirTran Holdings, Inc. (a)	60,800	561,184
Alaska Air Group, Inc. (a)	2,200	65,450
AMR Corp. (a)	10,200	123,522
JetBlue Airways Corp. (a)	7,800	159,432
		909,588
AUTO COMPONENTS - 1.8%
Auto Parts & Equipment - 1.8%
American Axle & Manufacturing Holdings, Inc.	6,800	171,836
Amerigon, Inc. (a)	11,500	40,250
BorgWarner, Inc.	3,800	203,946
Johnson Controls, Inc.	3,600	202,788
Lear Corp.	4,100	149,158

	Shares	Value (Note 1)
Midas, Inc. (a)	7,200	$ 165,600
Tenneco Automotive, Inc. (a)	10,500	174,720
		1,108,298
AUTOMOBILES - 1.1%
Automobile Manufacturers - 1.1%
Coachmen Industries, Inc.	7,400	92,722
Honda Motor Co. Ltd. sponsored ADR	5,400	132,894
National R.V. Holdings, Inc. (a)	16,000	127,840
Renault SA	2,200	194,084
Toyota Motor Corp. sponsored ADR	1,700	121,533
		669,073
BUILDING PRODUCTS - 1.8%
Building Products - 1.8%
American Standard Companies, Inc.	4,110	172,291
Masco Corp.	13,920	442,099
Quixote Corp.	9,400	184,334
Trex Co., Inc. (a)	4,200	107,940
York International Corp.	4,000	152,000
		1,058,664
CHEMICALS - 14.7%
Commodity Chemicals - 1.8%
Georgia Gulf Corp.	4,900	152,145
Lyondell Chemical Co.	6,936	183,249
NOVA Chemicals Corp.	5,500	167,891
Pioneer Companies, Inc. (a)	17,300	380,427
Spartech Corp.	10,800	192,240
		1,075,952
Diversified Chemicals - 3.4%
Dow Chemical Co.	23,300	1,037,549
Eastman Chemical Co.	2,700	148,905
FMC Corp. (a)	15,230	855,012
		2,041,466
Fertilizers & Agricultural Chemicals - 2.8%
Agrium, Inc.	10,900	212,982
Monsanto Co.	9,700	609,839
Mosaic Co. (a)	29,400	457,464
Potash Corp. of Saskatchewan	4,500	429,542
		1,709,827
Industrial Gases - 3.7%
Air Products & Chemicals, Inc.	13,900	838,170
Airgas, Inc.	20,700	510,669
Praxair, Inc.	19,100	890,060
		2,238,899
Specialty Chemicals - 3.0%
Albemarle Corp.	6,300	229,761
Crompton Corp.	10,300	145,745
Cytec Industries, Inc.	4,000	159,200
Ecolab, Inc.	10,200	330,072
Ferro Corp.	2,030	40,316
Great Lakes Chemical Corp.	8,600	270,642
Common Stocks - continued
	Shares	Value (Note 1)
CHEMICALS - CONTINUED
Specialty Chemicals - continued
H.B. Fuller Co.	8,700	$ 296,322
Lubrizol Corp.	6,200	260,462
Minerals Technologies, Inc.	800	49,280
Rohm & Haas Co.	100	4,634
		1,786,434
TOTAL CHEMICALS		8,852,578
COMMERCIAL SERVICES & SUPPLIES - 2.4%
Diversified Commercial & Professional Services - 0.5%
CRA International, Inc. (a)	2,800	150,780
LECG Corp. (a)	7,700	163,702
		314,482
Environmental & Facility Services - 0.9%
Waste Connections, Inc. (a)	7,400	275,946
Waste Management, Inc.	1,100	31,174
Waste Services, Inc. (a)	59,600	228,864
		535,984
Human Resource & Employment Services - 0.5%
Robert Half International, Inc.	11,400	284,658
Office Services & Supplies - 0.5%
Herman Miller, Inc.	9,166	282,679
TOTAL COMMERCIAL SERVICES & SUPPLIES		1,417,803
COMMUNICATIONS EQUIPMENT - 0.5%
Communications Equipment - 0.5%
Harris Corp.	9,800	305,858
CONSTRUCTION & ENGINEERING - 6.9%
Construction & Engineering - 6.9%
Chicago Bridge & Iron Co. NV (NY Shares)	20,000	457,200
Comfort Systems USA, Inc. (a)	22,500	148,050
Dycom Industries, Inc. (a)	19,200	380,352
Fluor Corp.	20,400	1,174,836
Foster Wheeler Ltd. (a)	15,170	298,242
Granite Construction, Inc.	6,600	185,460
Jacobs Engineering Group, Inc. (a)	5,800	326,308
Perini Corp. (a)	18,200	298,844
Shaw Group, Inc. (a)	26,100	561,411
SNC-Lavalin Group, Inc.	2,800	156,774
URS Corp. (a)	500	18,675
Washington Group International, Inc. (a)	2,800	143,136
		4,149,288
CONSTRUCTION MATERIALS - 1.8%
Construction Materials - 1.8%
Eagle Materials, Inc.	2,320	214,809

	Shares	Value (Note 1)
Florida Rock Industries, Inc.	9,600	$ 704,160
Lafarge North America, Inc.	3,013	188,132
		1,107,101
CONTAINERS & PACKAGING - 0.8%
Metal & Glass Containers - 0.8%
Owens-Illinois, Inc. (a)	20,250	507,263
DIVERSIFIED CONSUMER SERVICES - 0.2%
Education Services - 0.2%
Education Management Corp. (a)	2,800	94,444
ELECTRICAL EQUIPMENT - 2.1%
Electrical Components & Equipment - 1.6%
AMETEK, Inc.	2,900	121,365
Emerson Electric Co.	100	6,263
NEOMAX Co. Ltd.	7,000	154,952
Rockwell Automation, Inc.	4,500	219,195
Roper Industries, Inc.	6,470	461,764
		963,539
Heavy Electrical Equipment - 0.5%
ABB Ltd. sponsored ADR (a)	21,400	138,458
Shanghai Electric (Group) Corp. (H Shares)	842,000	190,699
		329,157
TOTAL ELECTRICAL EQUIPMENT		1,292,696
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.1%
Electronic Equipment & Instruments - 0.1%
FARO Technologies, Inc. (a)	2,200	59,972
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Health Care Equipment - 0.1%
Varian, Inc. (a)	1,600	60,464
HOUSEHOLD DURABLES - 6.8%
Consumer Electronics - 0.2%
Harman International Industries, Inc.	1,500	122,040
Home Furnishings - 1.5%
Interface, Inc. Class A (a)	58,574	471,521
Tempur-Pedic International, Inc. (a)	18,200	403,676
		875,197
Homebuilding - 5.1%
D.R. Horton, Inc.	13,200	496,452
KB Home	11,500	876,645
Ryland Group, Inc.	8,780	666,139
Toll Brothers, Inc. (a)	10,300	1,045,965
		3,085,201
TOTAL HOUSEHOLD DURABLES		4,082,438
INDUSTRIAL CONGLOMERATES - 8.2%
Industrial Conglomerates - 8.2%
3M Co.	18,360	1,327,428
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIAL CONGLOMERATES - CONTINUED
Industrial Conglomerates - continued
General Electric Co.	45,260	$ 1,568,259
Tyco International Ltd.	68,940	2,013,048
		4,908,735
IT SERVICES - 0.3%
IT Consulting & Other Services - 0.3%
Anteon International Corp. (a)	2,500	114,050
SI International, Inc. (a)	2,600	77,896
		191,946
MACHINERY - 12.8%
Construction & Farm Machinery & Heavy Trucks - 8.2%
A.S.V., Inc. (a)	1,700	68,918
Astec Industries, Inc. (a)	6,600	153,054
Bucyrus International, Inc. Class A	14,600	554,508
Caterpillar, Inc.	12,400	1,181,844
Deere & Co.	15,300	1,001,997
Freightcar America, Inc.	14,186	281,308
Hyundai Mipo Dockyard Co. Ltd.	180	10,196
Joy Global, Inc.	25,250	848,148
Manitowoc Co., Inc.	9,600	393,792
Navistar International Corp. (a)	7,980	255,360
PACCAR, Inc.	40	2,720
Toro Co.	1,800	69,498
Wabash National Corp.	6,300	152,649
		4,973,992
Industrial Machinery - 4.6%
Actuant Corp. Class A (a)	3,100	148,614
Albany International Corp. Class A	5,000	160,550
Briggs & Stratton Corp.	1,500	51,930
Danaher Corp.	8,000	418,720
Dover Corp.	12,000	436,560
Gardner Denver, Inc. (a)	4,600	161,368
ITT Industries, Inc.	5,800	566,254
Kennametal, Inc.	1	46
Pall Corp.	200	6,072
Pentair, Inc.	3,580	153,260
SPX Corp.	2,400	110,352
Timken Co.	10,100	233,310
Watts Water Technologies, Inc. Class A	9,100	304,759
		2,751,795
TOTAL MACHINERY		7,725,787
MARINE - 2.7%
Marine - 2.7%
Alexander & Baldwin, Inc.	4,560	211,356
Camillo Eitzen & Co. ASA	200	2,058

	Shares	Value (Note 1)
Diana Shipping, Inc.	5,400	$ 79,056
DryShips, Inc.	400	6,604
Excel Maritime Carriers Ltd. (a)	300	4,485
Odfjell ASA (A Shares)	34,900	662,290
Stolt-Nielsen SA	20,000	673,370
		1,639,219
OIL, GAS & CONSUMABLE FUELS - 1.9%
Coal & Consumable Fuels - 0.2%
Massey Energy Co.	2,800	105,616
Oil & Gas Refining & Marketing - 0.8%
Ashland, Inc.	6,700	481,529
Oil & Gas Storage & Transport - 0.9%
General Maritime Corp.	4,600	195,040
OMI Corp.	17,800	338,378
		533,418
TOTAL OIL, GAS & CONSUMABLE FUELS		1,120,563
ROAD & RAIL - 5.6%
Railroads - 4.3%
Burlington Northern Santa Fe Corp.	13,500	635,580
Canadian National Railway Co.	13,000	749,951
Canadian Pacific Railway Ltd.	7,200	249,109
CSX Corp.	8,120	346,399
Norfolk Southern Corp.	18,660	577,714
		2,558,753
Trucking - 1.3%
Laidlaw International, Inc. (a)	19,500	469,950
Landstar System, Inc. (a)	10,356	311,923
		781,873
TOTAL ROAD & RAIL		3,340,626
SPECIALTY RETAIL - 0.6%
Automotive Retail - 0.1%
Asbury Automotive Group, Inc. (a)	4,900	75,509
Home Improvement Retail - 0.5%
Sherwin-Williams Co.	5,900	277,831
TOTAL SPECIALTY RETAIL		353,340
TRADING COMPANIES & DISTRIBUTORS - 1.5%
Trading Companies & Distributors - 1.5%
MSC Industrial Direct Co., Inc. Class A	14,000	472,500
WESCO International, Inc. (a)	14,100	442,458
		914,958
TOTAL COMMON STOCKS (Cost $53,334,152)		59,400,168
Nonconvertible Preferred Stocks - 0.3%
	Shares	Value (Note 1)
AEROSPACE & DEFENSE - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC Series B	590,000	$ 1,062
AUTOMOBILES - 0.3%
Automobile Manufacturers - 0.3%
Porsche AG (non-vtg.)	200	150,456
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $147,824)		151,518
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $53,481,976)		59,551,686
NET OTHER ASSETS - 1.0%		606,421
NET ASSETS - 100%		$ 60,158,107
Legend
(a) Non-income producing
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.5%
Canada	3.2%
Netherlands	1.2%
Luxembourg	1.1%
Norway	1.1%
Marshall Islands	1.0%
Others (individually less than 1%)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Cyclical Industries Portfolio

Fidelity Variable Insurance Products: Cyclical Industries Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $53,481,976) - See accompanying schedule		$ 59,551,686
Foreign currency held at value (cost $2)		2
Receivable for investments sold		1,550,549
Receivable for fund shares sold		51
Dividends receivable		84,310
Interest receivable		1,021
Prepaid expenses		76
Other affiliated receivables		16
Other receivables		13,846
Total assets		61,201,557

Liabilities
Payable to custodian bank	$ 67,300
Payable for investments purchased	755,925
Payable for fund shares redeemed	163,483
Accrued management fee	29,535
Other affiliated payables	5,262
Other payables and accrued expenses	21,945
Total liabilities		1,043,450

Net Assets		$ 60,158,107
Net Assets consist of:
Paid in capital		$ 52,073,633
Undistributed net investment income		163,345
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,851,749
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,069,380
Net Assets, for 4,352,182 shares outstanding		$ 60,158,107
Net Asset Value, offering price and redemption price per share ($60,158,107 ÷ 4,352,182 shares)		$ 13.82

Statement of Operations

	Six months ended June 30, 2005 (Unaudited)

Investment Income
Dividends		$ 404,189
Interest		9,193
Security lending		2,680
Total income		416,062

Expenses
Management fee	$ 179,620
Transfer agent fees	22,862
Accounting and security lending fees	11,801
Independent trustees' compensation	141
Custodian fees and expenses	9,914
Audit	20,999
Legal	416
Miscellaneous	1,091
Total expenses before reductions	246,844
Expense reductions	(13,919)	232,925
Net investment income (loss)		183,137
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	2,027,658
Investment not meeting investment restrictions	(2,914)
Foreign currency transactions	(2,456)
Payment from investment advisor for loss on investment not meeting investment restrictions	2,914
Total net realized gain (loss)		2,025,202
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,244,368)
Assets and liabilities in foreign currencies	(394)
Total change in net unrealized appreciation (depreciation)		(2,244,762)
Net gain (loss)		(219,560)
Net increase (decrease) in net assets resulting from operations		$ (36,423)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Cyclical Industries Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2005 (Unaudited)	Year ended December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 183,137	$ 193,043
Net realized gain (loss)	2,025,202	2,223,855
Change in net unrealized appreciation (depreciation)	(2,244,762)	5,631,575
Net increase (decrease) in net assets resulting from operations	(36,423)	8,048,473
Distributions to shareholders from net investment income	(44,802)	(176,284)
Distributions to shareholders from net realized gain	(224,012)	-
Total distributions	(268,814)	(176,284)
Share transactions Proceeds from sales of shares	10,112,538	42,450,936
Reinvestment of distributions	268,814	176,284
Cost of shares redeemed	(12,232,639)	(7,859,383)
Net increase (decrease) in net assets resulting from share transactions	(1,851,287)	34,767,837
Redemption fees	15,534	41,074
Total increase (decrease) in net assets	(2,140,990)	42,681,100

Net Assets
Beginning of period	62,299,097	19,617,997
End of period (including undistributed net investment income of $163,345 and undistributed net investment income of $25,010, respectively)	$ 60,158,107	$ 62,299,097
Other Information Shares
Sold	729,806	3,437,474
Issued in reinvestment of distributions	19,367	12,719
Redeemed	(906,620)	(697,784)
Net increase (decrease)	(157,447)	2,752,409

See accompanying notes which are an integral part of the financial statements.

Cyclical Industries Portfolio

Financial Highlights

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.81	$ 11.16	$ 8.08	$ 10.06	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.08 J	.03	(.01)	.01
Net realized and unrealized gain (loss)	.03 F	2.59	3.06	(1.98)	.04
Total from investment operations	.07	2.67	3.09	(1.99)	.05
Distributions from net investment income	(.01)	(.04)	(.02)	(.01)	-
Distributions from net realized gain	(.05)	-	-	-	-
Total distributions	(.06)	(.04)	(.02)	(.01)	-
Redemption fees added to paid in capital E	- I	.02	.01	.02	.01
Net asset value, end of period	$ 13.82	$ 13.81	$ 11.16	$ 8.08	$ 10.06
Total Return B, C, D	.51%	24.10%	38.37%	(19.60)%	.60%
Ratios to Average Net Assets H
Expenses before expense reductions	.79% A	.95%	1.85%	1.44%	2.70% A
Expenses net of voluntary waivers, if any	.79% A	.95%	1.50%	1.44%	1.50% A
Expenses net of all reductions	.74% A	.90%	1.47%	1.42%	1.50% A
Net investment income (loss)	.58% A	.63% J	.35%	(.06)%	.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,158	$ 62,299	$ 19,618	$ 8,284	$ 10,290
Portfolio turnover rate	159% A	121%	117%	143%	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

G For the period July 18, 2001 (commencement of operations) to December 31, 2001.

H Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

I Amount represents less than $.01 per share.

J As a result of the change in the estimate of the return of capital component of dividend income realized in the year ended December 31, 2003, net investment income per share and the ratio of net investment income to average net assets for the year ended December 31, 2004, have been reduced by $.00 per share and .04%, respectively. The change in estimate had no impact on total net assets or total return of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Cyclical Industries Portfolio (the fund) is a non-diversified fund of Variable Insurance Products Fund IV (the trust) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment companies organized as a Massachusetts business trust. The fund is authorized to issue an unlimited number of shares. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers Initial Class shares. On January 20, 2005, the Board of Trustees approved the creation of an Investor Class, a new class of shares of the fund. These shares are expected to be available on or about July 21, 2005.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

Cyclical Industries Portfolio

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 7,349,293
Unrealized depreciation	(1,421,608)
Net unrealized appreciation (depreciation)	$ 5,927,685
Cost for federal income tax purposes	$ 53,624,001

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $49,010,111 and $50,213,451, respectively.

The Fund realized a loss on the sale of an investment not meeting the investment restrictions of the fund. The loss was fully reimbursed by the Fund's investment advisor.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee with respect to the account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. The fund pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the numbers and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $9,203 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,018 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collat-eral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. At period end there were no security loans outstanding.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $13,919 for the period.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the fund.

Cyclical Industries Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodians

JPMorgan Chase Bank
New York, NY

State Street Bank & Trust Co.
Quincy, MA

VCYLIC-SANN-0805
1.817364.100

Fidelity® Variable Insurance Products:

Financial Services Portfolio

Semiannual Report

June 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Financial Services Portfolio

Fidelity Variable Insurance Products: Financial Services Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 to June 30, 2005
Actual	$ 1,000.00	$ 975.90	$ 4.02
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.73	$ 4.11

* Expenses are equal to the Fund's annualized expense ratio of .82%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Variable Insurance Products: Financial Services Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
American International Group, Inc.	8.1	8.1
Bank of America Corp.	6.2	9.1
JPMorgan Chase & Co.	4.8	3.4
Wells Fargo & Co.	4.6	2.8
American Express Co.	4.6	3.4
Merrill Lynch & Co., Inc.	4.4	4.5
Citigroup, Inc.	3.4	2.8
Wachovia Corp.	3.0	3.8
General Electric Co.	2.3	1.2
ACE Ltd.	1.9	1.6
	43.3
Top Industries (% of fund's net assets)
As of June 30, 2005
Insurance	25.2%
Commercial Banks	23.2%
Capital Markets	16.6%
Diversified Financial Services	10.0%
Consumer Finance	9.7%
All Others*	15.3%

As of December 31, 2004
Commercial Banks	24.9%
Capital Markets	21.2%
Insurance	20.2%
Consumer Finance	9.2%
Thrifts & Mortgage Finance	7.7%
All Others*	16.8%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Financial Services Portfolio

Fidelity Variable Insurance Products: Financial Services Portfolio

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (Note 1)
CAPITAL MARKETS - 16.6%
Asset Management & Custody Banks - 3.8%
American Capital Strategies Ltd.	1,000	$ 36,110
Bank of New York Co., Inc.	3,650	105,047
Calamos Asset Management, Inc. Class A	1,200	32,688
Federated Investors, Inc. Class B (non-vtg.)	1,580	47,416
Firstcity Financial Corp. (a)	2,228	26,068
Franklin Resources, Inc.	3,400	261,732
Investors Financial Services Corp.	1,800	68,076
Legg Mason, Inc.	1,500	156,165
National Financial Partners Corp.	1,700	66,538
Northern Trust Corp.	4,150	189,199
Nuveen Investments, Inc. Class A	1,900	71,478
State Street Corp.	4,100	197,825
		1,258,342
Diversified Capital Markets - 1.6%
Deutsche Bank AG (NY Shares)	400	31,160
UBS AG (NY Shares)	6,400	498,240
		529,400
Investment Banking & Brokerage - 11.2%
Ameritrade Holding Corp. (a)	6,535	121,486
Bear Stearns Companies, Inc.	1,680	174,619
Charles Schwab Corp.	17,200	194,016
E*TRADE Financial Corp. (a)	25,600	358,144
Goldman Sachs Group, Inc.	5,440	554,989
LaBranche & Co., Inc. (a)	2,230	14,049
Lazard Ltd. Class A	3,700	86,025
Lehman Brothers Holdings, Inc.	3,080	305,782
Merrill Lynch & Co., Inc.	26,100	1,435,761
Morgan Stanley	5,810	304,851
Piper Jaffray Companies (a)	183	5,569
TradeStation Group, Inc. (a)	16,120	138,310
		3,693,601
TOTAL CAPITAL MARKETS		5,481,343
COMMERCIAL BANKS - 23.2%
Diversified Banks - 19.8%
Banco Popolare di Verona e Novara	8,000	136,311
Bangkok Bank Ltd. PCL (For. Reg.)	29,000	75,789
Bank of America Corp.	45,096	2,056,829
HDFC Bank Ltd. sponsored ADR	5,400	251,154
HSBC Holdings PLC sponsored ADR	205	16,328
Korea Exchange Bank (a)	7,730	67,698
Mitsubishi Tokyo Financial Group, Inc. (MTFG) sponsored ADR	100	848
National Bank of Canada	5,300	235,368
Royal Bank of Canada	3,760	232,929
Standard Chartered PLC (United Kingdom)	13,200	241,234
State Bank of India	7,781	136,283

	Shares	Value (Note 1)
U.S. Bancorp, Delaware	20,200	$ 589,840
Wachovia Corp.	19,597	972,011
Wells Fargo & Co.	24,500	1,508,710
		6,521,332
Regional Banks - 3.4%
Cathay General Bancorp	4,849	163,460
Center Financial Corp., California	4,500	111,735
City National Corp.	800	57,368
East West Bancorp, Inc.	900	30,231
M&T Bank Corp.	700	73,612
Nara Bancorp, Inc.	400	5,872
North Fork Bancorp, Inc., New York	4,450	125,001
SVB Financial Group (a)	2,200	105,380
Synovus Financial Corp.	100	2,867
UCBH Holdings, Inc.	3,600	58,464
UnionBanCal Corp.	1,800	120,456
Valley National Bancorp	18	421
Westcorp	5,100	267,342
		1,122,209
TOTAL COMMERCIAL BANKS		7,643,541
COMMERCIAL SERVICES & SUPPLIES - 1.0%
Diversified Commercial & Professional Services - 1.0%
Asset Acceptance Capital Corp. (a)	12,414	321,647
CONSUMER FINANCE - 9.7%
Consumer Finance - 9.7%
Advanta Corp. Class B	1,700	47,872
American Express Co.	28,140	1,497,892
Capital One Financial Corp. (d)	7,100	568,071
Dollar Financial Corp.	21,039	223,224
First Marblehead Corp. (a)(d)	8,400	294,504
MBNA Corp.	12,505	327,131
SLM Corp.	4,640	235,712
		3,194,406
DIVERSIFIED CONSUMER SERVICES - 0.9%
Specialized Consumer Services - 0.9%
Jackson Hewitt Tax Service, Inc.	13,000	307,320
DIVERSIFIED FINANCIAL SERVICES - 10.0%
Other Diversifed Financial Services - 8.3%
CapitalSource, Inc. (a)(d)	1,700	33,371
Citigroup, Inc.	23,930	1,106,284
JPMorgan Chase & Co.	44,938	1,587,210
		2,726,865
Specialized Finance - 1.7%
CIT Group, Inc.	11,200	481,264
Encore Capital Group, Inc. (a)	1,600	27,200
Marlin Business Services Corp. (a)	2,917	58,632
		567,096
TOTAL DIVERSIFIED FINANCIAL SERVICES		3,293,961
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIAL CONGLOMERATES - 2.3%
Industrial Conglomerates - 2.3%
General Electric Co.	21,400	$ 741,510
INSURANCE - 25.2%
Insurance Brokers - 0.3%
Hilb Rogal & Hobbs Co.	400	13,760
Marsh & McLennan Companies, Inc.	2,800	77,560
		91,320
Life & Health Insurance - 5.0%
AFLAC, Inc.	9,500	411,160
Lincoln National Corp.	500	23,460
MetLife, Inc.	9,810	440,861
Protective Life Corp.	1,200	50,664
Prudential Financial, Inc.	4,200	275,772
Sun Life Financial, Inc.	10,790	363,454
Torchmark Corp.	1,400	73,080
		1,638,451
Multi-Line Insurance - 9.9%
American International Group, Inc.	45,910	2,667,365
Genworth Financial, Inc. Class A (non-vtg.)	1,400	42,322
Hartford Financial Services Group, Inc.	5,760	430,733
HCC Insurance Holdings, Inc.	2,220	84,071
Unitrin, Inc.	600	29,460
		3,253,951
Property & Casualty Insurance - 6.5%
ACE Ltd.	14,050	630,143
AMBAC Financial Group, Inc.	3,010	209,978
Aspen Insurance Holdings Ltd.	4,200	115,752
Axis Capital Holdings Ltd.	3,600	101,880
Berkshire Hathaway, Inc. Class B (a)	111	308,969
Fidelity National Financial, Inc.	2,642	94,293
MBIA, Inc.	2,660	157,765
The St. Paul Travelers Companies, Inc.	6,100	241,133
XL Capital Ltd. Class A	4,000	297,680
		2,157,593
Reinsurance - 3.5%
Endurance Specialty Holdings Ltd.	13,560	512,839
Max Re Capital Ltd.	5,499	125,927
Montpelier Re Holdings Ltd.	1,800	62,244
PartnerRe Ltd.	3,500	225,470
Platinum Underwriters Holdings Ltd.	3,000	95,460
Scottish Re Group Ltd.	4,800	116,352
		1,138,292
TOTAL INSURANCE		8,279,607

	Shares	Value (Note 1)
REAL ESTATE - 3.0%
Real Estate Investment Trusts - 3.0%
Apartment Investment & Management Co. Class A	2,730	$ 111,712
CBL & Associates Properties, Inc.	1,800	77,526
Digital Realty Trust, Inc.	2,800	48,664
Duke Realty Corp.	1,830	57,938
Equity Lifestyle Properties, Inc.	1,000	39,760
Equity Residential (SBI)	2,390	88,000
Federal Realty Investment Trust (SBI)	580	34,220
Healthcare Realty Trust, Inc.	3,600	138,996
Reckson Associates Realty Corp.	1,800	60,390
Simon Property Group, Inc.	4,100	297,209
The Mills Corp.	700	42,553
Vornado Realty Trust	60	4,824
		1,001,792
THRIFTS & MORTGAGE FINANCE - 7.4%
Thrifts & Mortgage Finance - 7.4%
Countrywide Financial Corp.	7,749	299,189
Doral Financial Corp.	1,850	30,599
Downey Financial Corp.	600	43,920
Fannie Mae	10,750	627,800
Freddie Mac	1,400	91,322
Golden West Financial Corp., Delaware	4,900	315,462
Housing Development Finance Corp. Ltd.	5,202	106,595
Hudson City Bancorp, Inc.	17,079	194,871
Hypo Real Estate Holding AG	2,100	80,026
MGIC Investment Corp.	1,400	91,308
Radian Group, Inc.	1,625	76,733
Sovereign Bancorp, Inc.	5,890	131,583
The PMI Group, Inc.	2,300	89,654
W Holding Co., Inc.	9,148	93,493
Washington Mutual, Inc.	3,900	158,691
		2,431,246
TOTAL COMMON STOCKS (Cost $26,744,547)		32,696,373
Money Market Funds - 3.3%
Fidelity Cash Central Fund, 3.21% (b)	239,683	239,683
Fidelity Securities Lending Cash Central Fund, 3.23% (b)(c)	851,650	851,650
TOTAL MONEY MARKET FUNDS (Cost $1,091,333)		1,091,333
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $27,835,880)		33,787,706
NET OTHER ASSETS - (2.6)%		(870,540)
NET ASSETS - 100%		$ 32,917,166
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	86.2%
Bermuda	6.1%
Canada	2.5%
Switzerland	1.5%
India	1.5%
Others (individually less than 1%)	2.2%
100.0%
Income Tax Information
At December 31, 2004, the fund had a capital loss carryforward of approximately $1,757,908 all of which will expire on December 31, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Financial Services Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $879,959) (cost $27,835,880) - See accompanying schedule		$ 33,787,706
Cash		5,770
Receivable for investments sold		45,336
Dividends receivable		42,594
Interest receivable		379
Prepaid expenses		84
Other receivables		3,901
Total assets		33,885,770

Liabilities
Payable for investments purchased	$ 68,440
Payable for fund shares redeemed	3,970
Accrued management fee	15,722
Other affiliated payables	2,847
Other payables and accrued expenses	25,975
Collateral on securities loaned, at value	851,650
Total liabilities		968,604

Net Assets		$ 32,917,166
Net Assets consist of:
Paid in capital		$ 27,084,649
Undistributed net investment income		252,787
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(368,743)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,948,473
Net Assets, for 2,799,187 shares outstanding		$ 32,917,166
Net Asset Value, offering price and redemption price per share ($32,917,166 ÷ 2,799,187 shares)		$ 11.76

Statement of Operations

	Six months ended June 30, 2005 (Unaudited)

Investment Income
Dividends		$ 397,004
Interest		7,467
Security lending		617
Total income		405,088

Expenses
Management fee	$ 101,823
Transfer agent fees	13,637
Accounting and security lending fees	6,684
Independent trustees' compensation	84
Custodian fees and expenses	3,929
Audit	17,896
Legal	291
Miscellaneous	1,658
Total expenses before reductions	146,002
Expense reductions	(4,190)	141,812
Net investment income (loss)		263,276
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,552,154
Foreign currency transactions	482
Total net realized gain (loss)		1,552,636
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $1,157)	(2,903,476)
Assets and liabilities in foreign currencies	28
Total change in net unrealized appreciation (depreciation)		(2,903,448)
Net gain (loss)		(1,350,812)
Net increase (decrease) in net assets resulting from operations		$ (1,087,536)

See accompanying notes which are an integral part of the financial statements.

Financial Services Portfolio

Statement of Changes in Net Assets

	Six months ended June 30, 2005 (Unaudited)	Year ended December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 263,276	$ 449,474
Net realized gain (loss)	1,552,636	2,973,555
Change in net unrealized appreciation (depreciation)	(2,903,448)	668,250
Net increase (decrease) in net assets resulting from operations	(1,087,536)	4,091,279
Distributions to shareholders from net investment income	(452,940)	-
Share transactions Proceeds from sales of shares	2,032,515	10,285,693
Reinvestment of distributions	452,940	-
Cost of shares redeemed	(9,626,487)	(13,703,290)
Net increase (decrease) in net assets resulting from share transactions	(7,141,032)	(3,417,597)
Redemption fees	4,002	20,525
Total increase (decrease) in net assets	(8,677,506)	694,207

Net Assets
Beginning of period	41,594,672	40,900,465
End of period (including undistributed net investment income of $252,787 and undistributed net investment income of $449,474, respectively)	$ 32,917,166	$ 41,594,672
Other Information Shares
Sold	177,542	907,842
Issued in reinvestment of distributions	37,371	-
Redeemed	(829,263)	(1,241,488)
Net increase (decrease)	(614,350)	(333,646)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.19	$ 10.91	$ 8.44	$ 9.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.12	.10	.10	.03
Net realized and unrealized gain (loss)	(.38)	1.15	2.47	(1.21)	(.38)
Total from investment operations	(.29)	1.27	2.57	(1.11)	(.35)
Distributions from net investment income	(.14)	-	(.11)	(.10)	(.02)
Redemption fees added to paid in capital E	- H	.01	.01	.01	.01
Net asset value, end of period	$ 11.76	$ 12.19	$ 10.91	$ 8.44	$ 9.64
Total Return B, C, D	(2.41)%	11.73%	30.59%	(11.41)%	(3.40)%
Ratios to Average Net Assets G
Expenses before expense reductions	.82% A	.85%	.97%	.92%	1.40% A
Expenses net of voluntary waivers, if any	.82% A	.85%	.97%	.92%	1.40% A
Expenses net of all reductions	.80% A	.83%	.96%	.89%	1.37% A
Net investment income (loss)	1.48% A	1.10%	1.06%	1.07%	.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,917	$ 41,595	$ 40,900	$ 34,724	$ 29,069
Portfolio turnover rate	66% A	98%	66%	107%	114% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 18, 2001 (commencement of operations) to December 31, 2001.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Financial Services Portfolio

Notes to Financial Statements

For the period ended June 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Financial Services Portfolio (the fund) is a fund of Variable Insurance Products Fund IV (the trust) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The fund is authorized to issue an unlimited number of shares. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers Initial Class shares. On January 20, 2005, The Board of Trustees approved the creation of an Investor Class, a new class of shares of the fund. These shares are expected to be available on or before July 21, 2005. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 6,472,113
Unrealized depreciation	(640,967)
Net unrealized appreciation (depreciation)	$ 5,831,146
Cost for federal income tax purposes	$ 27,956,560

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $11,648,047 and $17,808,641, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee with respect to the account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. The fund pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $7,428 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,556 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Financial Services Portfolio

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collat-eral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $4,190 for the period.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the fund.

Semiannual Report

Financial Services Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodians

JPMorgan Chase Bank
New York, NY

State Street Bank & Trust Co.
Quincy, MA

VFSIC-SANN-0805
1.817370.100

Fidelity® Variable Insurance Products:

Growth Stock Portfolio

Semiannual Report

June 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Growth Stock Portfolio

Fidelity Variable Insurance Products: Growth Stock Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 to June 30, 2005
Initial Class
Actual	$ 1,000.00	$ 1,011.80	$ 4.39**
HypotheticalA	$ 1,000.00	$ 1,020.43	$ 4.41**
Service Class
Actual	$ 1,000.00	$ 1,010.90	$ 4.89**
HypotheticalA	$ 1,000.00	$ 1,019.93	$ 4.91**
Service Class 2
Actual	$ 1,000.00	$ 1,010.00	$ 5.63**
HypotheticalA	$ 1,000.00	$ 1,019.19	$ 5.66**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.88%**
Service Class	.98%**
Service Class 2	1.13%**

** If changes to voluntary expense limitations effective February 1, 2005 had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Initial Class	.85%
Actual		$ 4.24
HypotheticalA		$ 4.26
Service Class	.95%
Actual		$ 4.74
HypotheticalA		$ 4.76
Service Class 2	1.10%
Actual		$ 5.48
HypotheticalA		$ 5.51

A 5% return per year before expenses

Semiannual Report

Fidelity Variable Insurance Products: Growth Stock Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
UNOVA, Inc.	5.7	1.8
Dell, Inc.	5.4	6.0
EMC Corp.	4.3	0.0
Jabil Circuit, Inc.	4.0	2.1
Johnson & Johnson	3.3	3.5
Schering-Plough Corp.	3.3	3.8
Microsoft Corp.	3.2	3.9
Halliburton Co.	3.0	1.0
Nastech Pharmaceutical Co., Inc.	2.8	0.0
Procter & Gamble Co.	2.7	2.6
	37.7
Top Five Market Sectors as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	40.9	31.8
Health Care	20.8	23.0
Consumer Discretionary	11.3	11.9
Consumer Staples	10.2	7.0
Industrials	6.9	6.6
Asset Allocation (% of fund's net assets)
As of June 30, 2005*		As of December 31, 2004**
	Stocks 98.7%		Stocks 95.3%
	Short-Term Investments and Net Other Assets 1.3%		Short-Term Investments and Net Other Assets 4.7%
* Foreign investments	9.3%	** Foreign investments	4.1%

Growth Stock Portfolio

Fidelity Variable Insurance Products: Growth Stock Portfolio

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.3%
Internet & Catalog Retail - 1.4%
eBay, Inc. (a)	1,600	$ 52,816
GSI Commerce, Inc. (a)	2,100	35,175
		87,991
Media - 5.6%
Getty Images, Inc. (a)	1,300	96,538
Lamar Advertising Co. Class A (a)	1,300	55,601
Spanish Broadcasting System, Inc. Class A (a)	7,800	77,922
Univision Communications, Inc. Class A (a)	3,500	96,425
XM Satellite Radio Holdings, Inc. Class A (a)	1,000	33,660
		360,146
Specialty Retail - 4.3%
Best Buy Co., Inc.	300	20,565
Foot Locker, Inc.	3,800	103,436
Staples, Inc.	7,400	157,768
		281,769
TOTAL CONSUMER DISCRETIONARY		729,906
CONSUMER STAPLES - 10.2%
Beverages - 1.2%
PepsiCo, Inc.	1,400	75,502
Food & Staples Retailing - 4.6%
CVS Corp.	1,800	52,326
Wal-Mart Stores, Inc.	3,100	149,420
Walgreen Co.	2,100	96,579
		298,325
Food Products - 1.2%
Global Bio-Chem Technology Group Co. Ltd.	8,000	4,967
The J.M. Smucker Co.	1,600	75,104
		80,071
Household Products - 2.7%
Procter & Gamble Co.	3,260	171,965
Personal Products - 0.5%
Gillette Co.	700	35,441
TOTAL CONSUMER STAPLES		661,304
ENERGY - 6.8%
Energy Equipment & Services - 5.2%
Halliburton Co.	4,100	196,062
National Oilwell Varco, Inc. (a)	2,903	138,009
		334,071
Oil, Gas & Consumable Fuels - 1.6%
BG Group PLC sponsored ADR	800	33,280

	Shares	Value (Note 1)
BP PLC sponsored ADR	600	$ 37,428
Valero Energy Corp.	400	31,644
		102,352
TOTAL ENERGY		436,423
FINANCIALS - 1.8%
Capital Markets - 0.2%
Harris & Harris Group, Inc. (a)	1,200	14,292
Consumer Finance - 0.5%
American Express Co.	600	31,938
Insurance - 1.1%
American International Group, Inc.	1,200	69,720
TOTAL FINANCIALS		115,950
HEALTH CARE - 20.8%
Biotechnology - 0.2%
Alnylam Pharmaceuticals, Inc.	1,800	13,140
Health Care Equipment & Supplies - 3.6%
Cyberonics, Inc. (a)	200	8,678
Medtronic, Inc.	2,700	139,833
St. Jude Medical, Inc. (a)	800	34,888
Waters Corp. (a)	1,300	48,321
		231,720
Health Care Providers & Services - 3.1%
AmerisourceBergen Corp.	600	41,490
McKesson Corp.	1,400	62,706
UnitedHealth Group, Inc.	1,800	93,852
		198,048
Pharmaceuticals - 13.9%
Eli Lilly & Co.	1,200	66,852
Johnson & Johnson	3,300	214,500
Nastech Pharmaceutical Co., Inc. (a)	12,600	179,298
Pfizer, Inc.	2,700	74,466
Schering-Plough Corp.	11,100	211,566
Sepracor, Inc. (a)	600	36,006
Wyeth	2,700	120,150
		902,838
TOTAL HEALTH CARE		1,345,746
INDUSTRIALS - 6.9%
Aerospace & Defense - 2.0%
Honeywell International, Inc.	3,500	128,205
Construction & Engineering - 2.2%
Chicago Bridge & Iron Co. NV (NY Shares)	6,200	141,732
Electrical Equipment - 0.9%
American Power Conversion Corp.	2,600	61,334
Industrial Conglomerates - 1.6%
General Electric Co.	3,000	103,950
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Road & Rail - 0.2%
Burlington Northern Santa Fe Corp.	300	$ 14,124
TOTAL INDUSTRIALS		449,345
INFORMATION TECHNOLOGY - 40.9%
Communications Equipment - 5.4%
AudioCodes Ltd. (a)	1,400	13,930
Cisco Systems, Inc. (a)	3,300	63,063
Harris Corp.	3,700	115,477
Juniper Networks, Inc. (a)	2,700	67,986
QUALCOMM, Inc.	1,500	49,515
Sonus Networks, Inc. (a)	4,000	19,120
Tekelec (a)	1,100	18,480
		347,571
Computers & Peripherals - 16.6%
Apple Computer, Inc. (a)	2,100	77,301
Dell, Inc. (a)	8,900	351,639
EMC Corp. (a)	20,100	275,571
UNOVA, Inc. (a)	13,938	371,169
		1,075,680
Electronic Equipment & Instruments - 7.0%
DTS, Inc. (a)	1,600	28,528
Flextronics International Ltd. (a)	9,000	118,890
Jabil Circuit, Inc. (a)	8,500	261,205
National Instruments Corp.	1,200	25,440
Solectron Corp. (a)	4,400	16,676
		450,739
Internet Software & Services - 3.4%
aQuantive, Inc. (a)	1,000	17,720
Google, Inc. Class A (sub. vtg.)	200	58,830
Yahoo! Japan Corp.	23	48,321
Yahoo!, Inc. (a)	2,800	97,020
		221,891
Office Electronics - 0.3%
Zebra Technologies Corp. Class A (a)	400	17,516
Semiconductors & Semiconductor Equipment - 4.2%
Advanced Semiconductor Engineering, Inc. sponsored ADR	28,300	104,710
Analog Devices, Inc.	1,800	67,158
ASE Test Ltd. (a)	10,600	68,264
Siliconware Precision Industries Co. Ltd. sponsored ADR	6,700	32,897
		273,029
Software - 4.0%
Microsoft Corp.	8,300	206,172

	Shares	Value (Note 1)
Quest Software, Inc. (a)	2,800	$ 38,164
Ulticom, Inc. (a)	1,402	14,875
		259,211
TOTAL INFORMATION TECHNOLOGY		2,645,637
TOTAL COMMON STOCKS (Cost $5,786,758)		6,384,311
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 3.21% (b) (Cost $187,460)	187,460	187,460
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $5,974,218)		6,571,771
NET OTHER ASSETS - (1.6)%		(103,341)
NET ASSETS - 100%		$ 6,468,430
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

See accompanying notes which are an integral part of the financial statements.

Growth Stock Portfolio

Fidelity Variable Insurance Products: Growth Stock Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $5,974,218) - See accompanying schedule		$ 6,571,771
Cash		140
Receivable for investments sold		2,757
Dividends receivable		1,238
Interest receivable		201
Prepaid expenses		13
Receivable from investment adviser for expense reductions		3,296
Other receivables		1,170
Total assets		6,580,586

Liabilities
Payable for investments purchased	$ 86,245
Accrued management fee	3,069
Distribution fees payable	693
Other affiliated payables	579
Other payables and accrued expenses	21,570
Total liabilities		112,156

Net Assets		$ 6,468,430
Net Assets consist of:
Paid in capital		$ 5,888,131
Accumulated net investment loss		(3,211)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(14,038)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		597,548
Net Assets		$ 6,468,430

Initial Class: Net Asset Value, offering price and redemption price per share ($1,963,139 ÷ 174,778 shares)		$ 11.23

Service Class: Net Asset Value, offering price and redemption price per share ($1,935,078 ÷ 172,770 shares)		$ 11.20

Service Class 2: Net Asset Value, offering price and redemption price per share ($2,570,213 ÷ 230,428 shares)		$ 11.15

Statement of Operations

	Six months ended June 30, 2005 (Unaudited)

Investment Income
Dividends		$ 25,679
Interest		1,650
Total income		27,329

Expenses
Management fee	$ 17,860
Transfer agent fees	2,709
Distribution fees	4,035
Accounting fees and expenses	1,288
Independent trustees' compensation	14
Custodian fees and expenses	2,543
Audit	25,164
Legal	45
Miscellaneous	182
Total expenses before reductions	53,840
Expense reductions	(23,649)	30,191
Net investment income (loss)		(2,862)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	26,916
Foreign currency transactions	(396)
Total net realized gain (loss)		26,520
Change in net unrealized appreciation (depreciation) on: Investment securities	47,156
Assets and liabilities in foreign currencies	(5)
Total change in net unrealized appreciation (depreciation)		47,151
Net gain (loss)		73,671
Net increase (decrease) in net assets resulting from operations		$ 70,809

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Growth Stock Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2005 (Unaudited)	Year ended December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,862)	$ 13,637
Net realized gain (loss)	26,520	297,203
Change in net unrealized appreciation (depreciation)	47,151	(171,296)
Net increase (decrease) in net assets resulting from operations	70,809	139,544
Distributions to shareholders from net investment income	(2,878)	(10,928)
Distributions to shareholders from net realized gain	(20,148)	(488,248)
Total distributions	(23,026)	(499,176)
Share transactions - net increase (decrease)	25,364	507,259
Total increase (decrease) in net assets	73,147	147,627

Net Assets
Beginning of period	6,395,283	6,247,656
End of period (including accumulated net investment loss of $3,211 and undistributed net investment income of $2,529, respectively)	$ 6,468,430	$ 6,395,283
Other Information:
Share Transactions	Six months ended June 30, 2005 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	526	-	-
Reinvested	635	629	843
Redeemed	(312)	-	-
Net increase (decrease)	849	629	843

Dollars Sold	$ 5,717	$ -	$ -
Reinvested	6,957	6,886	9,183
Redeemed	(3,379)	-	-
Net increase (decrease)	$ 9,295	$ 6,886	$ 9,183

Share Transactions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2
Shares Sold	1,124	-	-
Reinvested	13,278	13,189	17,628
Redeemed	(425)	-	-
Net increase (decrease)	13,977	13,189	17,628

Dollars Sold	$ 12,923	$ -	$ -
Reinvested	150,698	149,337	199,141
Redeemed	(4,840)	-	-
Net increase (decrease)	$ 158,781	$ 149,337	$ 199,141

Distributions	Six months ended June 30, 2005 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 869	$ 861	$ 1,148
From net realized gain	6,088	6,025	8,035
Total	$ 6,957	$ 6,886	$ 9,183

	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2
From net investment income	$ 3,302	$ 3,268	$ 4,358
From net realized gain	147,396	146,069	194,783
Total	$ 150,698	$ 149,337	$ 199,141

See accompanying notes which are an integral part of the financial statements.

Growth Stock Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.14	$ 11.79	$ 9.68	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- I	.04 F	(.01)	- I
Net realized and unrealized gain (loss)	.14	.23	2.81	(.32)
Total from investment operations	.14	.27	2.80	(.32)
Distributions from net investment income	(.01)	(.02)	(.01)	-
Distributions from net realized gain	(.04)	(.90)	(.68)	-
Total distributions	(.05)	(.92)	(.69)	-
Net asset value, end of period	$ 11.23	$ 11.14	$ 11.79	$ 9.68
Total Return B, C, D	1.18%	2.31%	29.05%	(3.20)%
Ratios to Average Net Assets H
Expenses before expense reductions	1.64% A	1.94%	2.68%	9.76% A
Expenses net of voluntary waivers, if any	.88% A	1.00%	1.14%	1.25% A
Expenses net of all reductions	.84% A	.95%	1.09%	1.22% A
Net investment income (loss)	.04% A	.35%	(.07)%	.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,963	$ 1,938	$ 1,885	$ 1,452
Portfolio turnover rate	133% A	151%	149%	108% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.05 per share.

G For the period December 11, 2002 (commencement of operations) to December 31, 2002.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.12	$ 11.77	$ 9.68	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- I	.03 F	(.02)	- I
Net realized and unrealized gain (loss)	.13	.24	2.80	(.32)
Total from investment operations	.13	.27	2.78	(.32)
Distributions from net investment income	(.01)	(.02)	(.01)	-
Distributions from net realized gain	(.04)	(.90)	(.68)	-
Total distributions	(.05)	(.92)	(.69)	-
Net asset value, end of period	$ 11.20	$ 11.12	$ 11.77	$ 9.68
Total Return B, C, D	1.09%	2.32%	28.85%	(3.20)%
Ratios to Average Net Assets H
Expenses before expense reductions	1.67% A	1.97%	2.74%	9.86% A
Expenses net of voluntary waivers, if any	.98% A	1.10%	1.24%	1.35% A
Expenses net of all reductions	.94% A	1.05%	1.19%	1.32% A
Net investment income (loss)	(.06)% A	.25%	(.17)%	.25% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,935	$ 1,914	$ 1,871	$ 1,452
Portfolio turnover rate	133% A	151%	149%	108% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.05 per share.

G For the period December 11, 2002 (commencement of operations) to December 31, 2002.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.08	$ 11.75	$ 9.68	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.01 F	(.04)	- I
Net realized and unrealized gain (loss)	.13	.24	2.80	(.32)
Total from investment operations	.12	.25	2.76	(.32)
Distributions from net investment income	(.01)	(.02)	(.01)	-
Distributions from net realized gain	(.04)	(.90)	(.68)	-
Total distributions	(.05)	(.92)	(.69)	-
Net asset value, end of period	$ 11.15	$ 11.08	$ 11.75	$ 9.68
Total Return B, C, D	1.00%	2.14%	28.64%	(3.20)%
Ratios to Average Net Assets H
Expenses before expense reductions	1.82% A	2.12%	2.89%	10.01% A
Expenses net of voluntary waivers, if any	1.13% A	1.25%	1.39%	1.50% A
Expenses net of all reductions	1.09% A	1.20%	1.34%	1.47% A
Net investment income (loss)	(.21)% A	.10%	(.33)%	.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,570	$ 2,544	$ 2,491	$ 1,936
Portfolio turnover rate	133% A	151%	149%	108% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.05 per share.

G For the period December 11, 2002 (commencement of operations) to December 31, 2002.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Growth Stock Portfolio

Notes to Financial Statements

For the period ended June 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Growth Stock Portfolio (the fund) is a non-diversified fund of Variable Insurance Products Fund IV (the trust) (referred to in this report as Fidelity Variable Insurance Products: Growth Stock Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class. On January 20, 2005, the Board of Trustees approved the creation of an Investor Class, a new class of shares of the fund. These shares are expected to be available on or about July 21, 2005.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 706,855
Unrealized depreciation	(122,395)
Net unrealized appreciation (depreciation)	$ 584,460
Cost for federal income tax purposes	$ 5,987,311

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $4,300,218 and $4,084,876, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 933
Service Class 2	3,102
$ 4,035

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 1,278
Service Class	615
Service Class 2	816
$ 2,709

Growth Stock Portfolio

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,599 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $773 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Initial Class	.85%* - 1.00%	$ 7,227
Service Class	.95%* - 1.10%	6,476
Service Class 2	1.10%* - 1.25%	8,595
		$ 22,298

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,351 for the period.

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the fund.

Semiannual Report

Growth Stock Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPGR-SANN-0805
1.787988.102

Fidelity® Variable Insurance Products:

Freedom Funds -

Income, 2005, 2010, 2015, 2020, 2025, 2030

Semiannual Report

June 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Freedom Income Portfolio	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2005 Portfolio	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2010 Portfolio	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2015 Portfolio	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2020 Portfolio	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2025 Portfolio	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2030 Portfolio	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Freedom Funds Portfolio

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 26, 2005 to June 30, 2005). The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. In addition, each fund, as a shareholder in underlying Fidelity funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity funds. These fees and expenses are not included in each fund's annualized expense ratio used to calculate the expense estimates in the table below. If they were, the estimate of expense you paid during the period would be higher, and your ending account value lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. In addition, each fund, as a shareholder in underlying Fidelity funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity funds. These fees and expenses are not included in each fund's annualized expense ratio used to calculate the expense estimates in the table below. If they were, the estimate of expense you paid during the period would be higher, and your ending account value lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value June 30, 2005	Expenses Paid During Period
VIP Freedom Income Portfolio
Initial Class
Actual	$ 1,000.00	$ 1,018.00	$ .00 B
HypotheticalA	$ 1,000.00	$ 1,024.79	$ .00 C
Service Class
Actual	$ 1,000.00	$ 1,017.00	$ .18 B
HypotheticalA	$ 1,000.00	$ 1,024.30	$ .50 C
Service Class 2
Actual	$ 1,000.00	$ 1,017.00	$ .46 B
HypotheticalA	$ 1,000.00	$ 1,023.55	$ 1.25 C
VIP Freedom 2005 Portfolio
Initial Class
Actual	$ 1,000.00	$ 1,026.00	$ .00 B
HypotheticalA	$ 1,000.00	$ 1,024.79	$ .00 C
Service Class
Actual	$ 1,000.00	$ 1,026.00	$ .18 B
HypotheticalA	$ 1,000.00	$ 1,024.30	$ .50 C
Service Class 2
Actual	$ 1,000.00	$ 1,026.00	$ .46 B
HypotheticalA	$ 1,000.00	$ 1,023.55	$ 1.25 C
VIP Freedom 2010 Portfolio
Initial Class
Actual	$ 1,000.00	$ 1,027.00	$ .00 B
HypotheticalA	$ 1,000.00	$ 1,024.79	$ .00 C
Service Class
Actual	$ 1,000.00	$ 1,027.00	$ .18 B
HypotheticalA	$ 1,000.00	$ 1,024.30	$ .50 C
Service Class 2
Actual	$ 1,000.00	$ 1,026.00	$ .46 B
HypotheticalA	$ 1,000.00	$ 1,023.55	$ 1.25 C
	Beginning Account Value	Ending Account Value June 30, 2005	Expenses Paid During Period
VIP Freedom 2015 Portfolio
Initial Class
Actual	$ 1,000.00	$ 1,030.00	$ .00 B
HypotheticalA	$ 1,000.00	$ 1,024.79	$ .00 C
Service Class
Actual	$ 1,000.00	$ 1,030.00	$ .18 B
HypotheticalA	$ 1,000.00	$ 1,024.30	$ .50 C
Service Class 2
Actual	$ 1,000.00	$ 1,030.00	$ .46 B
HypotheticalA	$ 1,000.00	$ 1,023.55	$ 1.25 C
VIP Freedom 2020 Portfolio
Initial Class
Actual	$ 1,000.00	$ 1,032.00	$ .00 B
HypotheticalA	$ 1,000.00	$ 1,024.79	$ .00 C
Service Class
Actual	$ 1,000.00	$ 1,032.00	$ .18 B
HypotheticalA	$ 1,000.00	$ 1,024.30	$ .50 C
Service Class 2
Actual	$ 1,000.00	$ 1,032.00	$ .46 B
HypotheticalA	$ 1,000.00	$ 1,023.55	$ 1.25 C
VIP Freedom 2025 Portfolio
Initial Class
Actual	$ 1,000.00	$ 1,033.00	$ .00 B
HypotheticalA	$ 1,000.00	$ 1,024.79	$ .00 C
Service Class
Actual	$ 1,000.00	$ 1,033.00	$ .18 B
HypotheticalA	$ 1,000.00	$ 1,024.30	$ .50 C
Service Class 2
Actual	$ 1,000.00	$ 1,033.00	$ .46 B
HypotheticalA	$ 1,000.00	$ 1,023.55	$ 1.25 C
VIP Freedom 2030 Portfolio
Initial Class
Actual	$ 1,000.00	$ 1,035.00	$ .00 B
HypotheticalA	$ 1,000.00	$ 1,024.79	$ .00 C
Service Class
Actual	$ 1,000.00	$ 1,035.00	$ .18 B
HypotheticalA	$ 1,000.00	$ 1,024.30	$ .50C
Service Class 2
Actual	$ 1,000.00	$ 1,034.00	$ .46 B
HypotheticalA	$ 1,000.00	$ 1,023.55	$ 1.25 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 66/365 (to reflect the period April 26, 2005 to June 30, 2005).

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Freedom Funds Portfolio

Annualized Expense Ratio
VIP Freedom Income Portfolio
Initial Class	.00%
Service Class	.10%
Service Class 2.25%
VIP Freedom 2005 Portfolio
Initial Class	.00%
Service Class	.10%
Service Class 2.25%
VIP Freedom 2010 Portfolio
Initial Class	.00%
Service Class	.10%
Service Class 2.25%
VIP Freedom 2015 Portfolio
Initial Class	.00%
Service Class	.10%
Service Class 2.25%
VIP Freedom 2020 Portfolio
Initial Class	.00%
Service Class	.10%
Service Class 2.25%
VIP Freedom 2025 Portfolio
Initial Class	.00%
Service Class	.10%
Service Class 2.25%
VIP Freedom 2030 Portfolio
Initial Class	.00%
Service Class	.10%
Service Class 2.25%

Semiannual Report

Fidelity Variable Insurance Products: Freedom Income Portfolio

Investment Summary

Fund Holdings as of June 30, 2005
% of fund's investments
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	3.3
VIP Equity-Income Portfolio Initial Class	3.7
VIP Growth & Income Portfolio Initial Class	3.6
VIP Growth Portfolio Initial Class	3.8
VIP Mid Cap Portfolio Initial Class	1.4
VIP Value Portfolio Initial Class	3.2
VIP Value Strategies Portfolio Initial Class	1.4
20.4
High Yield Fixed-Income Funds
VIP High Income Portfolio Initial Class	5.0
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Initial Class	35.1
Short-Term Funds
VIP Money Market Portfolio Initial Class	39.5
100.0
Asset Allocation (% of fund's investments)

The initial allocation represents the target asset allocation at inception. The current allocation is based on the fund's holdings as of June 30, 2005. The expected allocation represents the fund's anticipated target asset allocation at December 31, 2005.

Freedom Funds Portfolio

Fidelity Variable Insurance Products: Freedom Income Portfolio

Investments June 30, 2005 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 20.4%
	Shares	Value (Note 1)
Domestic Equity Funds - 20.4%
VIP Contrafund Portfolio Initial Class	1,213	$ 33,359
VIP Equity-Income Portfolio Initial Class	1,602	38,081
VIP Growth & Income Portfolio Initial Class	2,811	37,080
VIP Growth Portfolio Initial Class	1,235	38,541
VIP Mid Cap Portfolio Initial Class	453	13,852
VIP Value Portfolio Initial Class	2,769	32,735
VIP Value Strategies Portfolio Initial Class	1,097	14,374
TOTAL EQUITY FUNDS (Cost $199,995)		208,022
Fixed-Income Funds - 40.1%

High Yield Fixed-Income Funds - 5.0%
VIP High Income Portfolio Initial Class	7,911	51,106
Investment Grade Fixed-Income Funds - 35.1%
VIP Investment Grade Bond Portfolio Initial Class	27,910	356,412
TOTAL FIXED-INCOME FUNDS (Cost $399,991)		407,518
Short-Term Funds - 39.5%

VIP Money Market Portfolio Initial Class (Cost $402,011)	402,010	402,010
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,001,997)		$ 1,017,550

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Freedom Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $1,001,997) - See accompanying schedule		$ 1,017,550
Total assets		1,017,550

Liabilities
Distribution fees payable	$ 104
Total liabilities		104

Net Assets		$ 1,017,446
Net Assets consist of:
Paid in capital		$ 1,000,030
Undistributed net investment income		1,862
Accumulated undistributed net realized gain (loss) on investments		1
Net unrealized appreciation (depreciation) on investments		15,553
Net Assets		$ 1,017,446

Initial Class: Net Asset Value, offering price and redemption price per share ($305,303 ÷ 30,001 shares)		$ 10.18

Service Class: Net Asset Value, offering price and redemption price per share ($356,120 ÷ 35,001 shares)		$ 10.17

Service Class 2: Net Asset Value, offering price and redemption price per share ($356,023 ÷ 35,001 shares)		$ 10.17

Statement of Operations

	For the period April 26, 2005 (commencement of operations) to June 30, 2005 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 2,088

Expenses
Distribution fees	$ 226
Total expenses		226
Net investment income (loss)		1,862
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		1
Change in net unrealized appreciation (depreciation) on underlying funds		15,553
Net gain (loss)		15,554
Net increase (decrease) in net assets resulting from operations		$ 17,416

See accompanying notes which are an integral part of the financial statements.

Freedom Funds Portfolio

Statement of Changes in Net Assets

For the period April 26, 2005 (commencement of operations) to June 30, 2005
Increase (Decrease) in Net Assets	(Unaudited)
Operations
Net investment income (loss)	$ 1,862
Net realized gain (loss)	1
Change in net unrealized appreciation (depreciation)	15,553
Net increase (decrease) in net assets resulting from operations	17,416
Share transactions - net increase (decrease)	1,000,030
Total increase (decrease) in net assets	1,017,446

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $1,862)	$ 1,017,446
Other Information:
Share Transactions	For the period April 26, 2005 (commencement of operations) to June 30, 2005 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	30,001	35,001	35,001
Redeemed	-	-	-
Net increase (decrease)	30,001	35,001	35,001

Dollars Sold	$ 300,010	$ 350,010	$ 350,010
Redeemed	-	-	-
Net increase (decrease)	$ 300,010	$ 350,010	$ 350,010

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Period ended June 30, 2005 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02
Net realized and unrealized gain (loss)	.16
Total from investment operations	.18
Net asset value, end of period	$ 10.18
Total Return B, C	1.80%
Ratios to Average Net Assets F
Expenses before expense reductions	-% A
Expenses net of voluntary waivers, if any	-% A
Expenses net of all reductions	-% A
Net investment income (loss)	1.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 305
Portfolio turnover rate	0% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E For the period April 26, 2005 (commencement of operations) to June 30, 2005.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

Period ended June 30, 2005 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02
Net realized and unrealized gain (loss)	.15
Total from investment operations	.17
Net asset value, end of period	$ 10.17
Total Return B, C	1.70%
Ratios to Average Net Assets F
Expenses before expense reductions	.10% A
Expenses net of voluntary waivers, if any	.10% A
Expenses net of all reductions	.10% A
Net investment income (loss)	1.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 356
Portfolio turnover rate	0% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E For the period April 26, 2005 (commencement of operations) to June 30, 2005.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Freedom Funds Portfolio

Financial Highlights - Service Class 2

Period ended June 30, 2005 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02
Net realized and unrealized gain (loss)	.15
Total from investment operations	.17
Net asset value, end of period	$ 10.17
Total Return B, C	1.70%
Ratios to Average Net Assets F
Expenses before expense reductions	.25% A
Expenses net of voluntary waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 356
Portfolio turnover rate	0% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E For the period April 26, 2005 (commencement of operations) to June 30, 2005.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Freedom 2005 Portfolio

Investment Summary

Fund Holdings as of June 30, 2005
% of fund's investments
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	6.5
VIP Equity-Income Portfolio Initial Class	7.5
VIP Growth & Income Portfolio Initial Class	7.3
VIP Growth Portfolio Initial Class	7.6
VIP Mid Cap Portfolio Initial Class	2.7
VIP Value Portfolio Initial Class	6.4
VIP Value Strategies Portfolio Initial Class	2.8
40.8
International Equity Funds
VIP Overseas Portfolio Initial Class	5.0
High Yield Fixed-Income Funds
VIP High Income Portfolio Initial Class	5.0
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Initial Class	39.5
Short-Term Funds
VIP Money Market Portfolio Initial Class	9.7
100.0
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The initial allocation represents the target asset allocation at inception. The current allocation is based on the fund's holdings as of June 30, 2005. The expected allocation represents the fund's anticipated target asset allocation at December 31, 2005.

Freedom Funds Portfolio

Fidelity Variable Insurance Products: Freedom 2005 Portfolio

Investments June 30, 2005 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 45.8%
	Shares	Value (Note 1)
Domestic Equity Funds - 40.8%
VIP Contrafund Portfolio Initial Class	2,439	$ 67,034
VIP Equity-Income Portfolio Initial Class	3,226	76,679
VIP Growth & Income Portfolio Initial Class	5,661	74,664
VIP Growth Portfolio Initial Class	2,487	77,606
VIP Mid Cap Portfolio Initial Class	906	27,704
VIP Value Portfolio Initial Class	5,565	65,780
VIP Value Strategies Portfolio Initial Class	2,194	28,748
TOTAL DOMESTIC EQUITY FUNDS		418,215
International Equity Funds - 5.0%
VIP Overseas Portfolio Initial Class	3,020	51,397
TOTAL EQUITY FUNDS (Cost $452,189)		469,612
Fixed-Income Funds - 44.5%

High Yield Fixed-Income Funds - 5.0%
VIP High Income Portfolio Initial Class	7,927	51,209
Investment Grade Fixed-Income Funds - 39.5%
VIP Investment Grade Bond Portfolio Initial Class	31,794	406,004
TOTAL FIXED-INCOME FUNDS (Cost $448,791)		457,213
Short-Term Funds - 9.7%

VIP Money Market Portfolio Initial Class (Cost $99,497)	99,497	99,497
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,000,477)		$ 1,026,322

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Freedom 2005 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $1,000,477) - See accompanying schedule		$ 1,026,322
Total assets		1,026,322

Liabilities
Distribution fees payable	$ 105
Total liabilities		105

Net Assets		$ 1,026,217
Net Assets consist of:
Paid in capital		$ 1,000,030
Undistributed net investment income		341
Accumulated undistributed net realized gain (loss) on investments		1
Net unrealized appreciation (depreciation) on investments		25,845
Net Assets		$ 1,026,217
Initial Class: Net Asset Value, offering price and redemption price per share ($307,935 ÷ 30,001 shares)		$ 10.26

Service Class: Net Asset Value, offering price and redemption price per share ($359,191 ÷ 35,001 shares)		$ 10.26

Service Class 2: Net Asset Value, offering price and redemption price per share ($359,091 ÷ 35,001 shares)		$ 10.26

Statement of Operations

	For the period April 26, 2005 (commencement of operations) to June 30, 2005 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 569

Expenses
Distribution fees	$ 228
Total expenses		228
Net investment income (loss)		341
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		1
Change in net unrealized appreciation (depreciation) on underlying funds		25,845
Net gain (loss)		25,846
Net increase (decrease) in net assets resulting from operations		$ 26,187

See accompanying notes which are an integral part of the financial statements.

Freedom Funds Portfolio

Statement of Changes in Net Assets

For the period April 26, 2005 (commencement of operations) to June 30, 2005
Increase (Decrease) in Net Assets	(Unaudited)
Operations
Net investment income (loss)	$ 341
Net realized gain (loss)	1
Change in net unrealized appreciation (depreciation)	25,845
Net increase (decrease) in net assets resulting from operations	26,187
Share transactions - net increase (decrease)	1,000,030
Total increase (decrease) in net assets	1,026,217

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $341)	$ 1,026,217
Other Information:
Share Transactions	For the period April 26, 2005 (commencement of operations) to June 30, 2005 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	30,001	35,001	35,001
Redeemed	-	-	-
Net increase (decrease)	30,001	35,001	35,001

Dollars Sold	$ 300,010	$ 350,010	$ 350,010
Redeemed	-	-	-
Net increase (decrease)	$ 300,010	$ 350,010	$ 350,010

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Period ended June 30, 2005 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	.25
Total from investment operations	.26
Net asset value, end of period	$ 10.26
Total Return B, C	2.60%
Ratios to Average Net Assets F
Expenses before expense reductions	-% A
Expenses net of voluntary waivers, if any	-% A
Expenses net of all reductions	-% A
Net investment income (loss)	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 308
Portfolio turnover rate	0% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E For the period April 26, 2005 (commencement of operations) to June 30, 2005.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

Period ended June 30, 2005 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.00 G
Net realized and unrealized gain (loss)	.26
Total from investment operations	.26
Net asset value, end of period	$ 10.26
Total Return B, C	2.60%
Ratios to Average Net Assets F
Expenses before expense reductions	.10% A
Expenses net of voluntary waivers, if any	.10% A
Expenses net of all reductions	.10% A
Net investment income (loss)	.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 359
Portfolio turnover rate	0% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E For the period April 26, 2005 (commencement of operations) to June 30, 2005.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Freedom Funds Portfolio

Financial Highlights - Service Class 2

Period ended June 30, 2005 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.00 G
Net realized and unrealized gain (loss)	.26
Total from investment operations	.26
Net asset value, end of period	$ 10.26
Total Return B, C	2.60%
Ratios to Average Net Assets F
Expenses before expense reductions	.25% A
Expenses net of voluntary waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 359
Portfolio turnover rate	0% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E For the period April 26, 2005 (commencement of operations) to June 30, 2005.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report\

Fidelity Variable Insurance Products: Freedom 2010 Portfolio

Investment Summary

Fund Holdings as of June 30, 2005
% of fund's investments
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	6.7
VIP Equity-Income Portfolio Initial Class	7.8
VIP Growth & Income Portfolio Initial Class	7.6
VIP Growth Portfolio Initial Class	7.8
VIP Mid Cap Portfolio Initial Class	2.8
VIP Value Portfolio Initial Class	6.7
VIP Value Strategies Portfolio Initial Class	2.8
42.2
International Equity Funds
VIP Overseas Portfolio Initial Class	5.4
High Yield Fixed-Income Funds
VIP High Income Portfolio Initial Class	5.3
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Initial Class	38.5
Short-Term Funds
VIP Money Market Portfolio Initial Class	8.6
100.0
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The initial allocation represents the target asset allocation at inception. The current allocation is based on the fund's holdings as of June 30, 2005. The expected allocation represents the fund's anticipated target asset allocation at December 31, 2005.

Freedom Fund Portfolio

Fidelity Variable Insurance Products: Freedom 2010 Portfolio

Investments June 30, 2005 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 47.6%
	Shares	Value (Note 1)
Domestic Equity Funds - 42.2%
VIP Contrafund Portfolio Initial Class	5,579	$ 153,354
VIP Equity-Income Portfolio Initial Class	7,430	176,607
VIP Growth & Income Portfolio Initial Class	13,173	173,752
VIP Growth Portfolio Initial Class	5,679	177,185
VIP Mid Cap Portfolio Initial Class	2,097	64,122
VIP Value Portfolio Initial Class	12,784	151,102
VIP Value Strategies Portfolio Initial Class	4,931	64,591
TOTAL DOMESTIC EQUITY FUNDS		960,713
International Equity Funds - 5.4%
VIP Overseas Portfolio Initial Class	7,266	123,660
TOTAL EQUITY FUNDS (Cost $1,068,243)		1,084,373
Fixed-Income Funds - 43.8%

High Yield Fixed-Income Funds - 5.3%
VIP High Income Portfolio Initial Class	18,463	119,271
Investment Grade Fixed-Income Funds - 38.5%
VIP Investment Grade Bond Portfolio Initial Class	68,650	876,656
TOTAL FIXED-INCOME FUNDS (Cost $984,601)		995,927
Short-Term Funds - 8.6%

VIP Money Market Portfolio Initial Class (Cost $196,222)	196,222	196,222
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,249,066)		$ 2,276,522

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Freedom 2010 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $2,249,066) - See accompanying schedule		$ 2,276,522
Receivable for fund shares sold		5,195
Total assets		2,281,717

Liabilities
Payable for investments purchased	$ 5,189
Payable for fund shares redeemed	2
Distribution fees payable	229
Total liabilities		5,420

Net Assets		$ 2,276,297
Net Assets consist of:
Paid in capital		$ 2,248,530
Undistributed net investment income		312
Accumulated undistributed net realized gain (loss) on investments		(1)
Net unrealized appreciation (depreciation) on investments		27,456
Net Assets		$ 2,276,297

Initial Class: Net Asset Value, offering price and redemption price per share ($308,125 ÷ 30,001 shares)		$ 10.27

Service Class: Net Asset Value, offering price and redemption price per share ($579,979 ÷ 56,476 shares)		$ 10.27

Service Class 2: Net Asset Value, offering price and redemption price per share ($1,388,193 ÷ 135,251 shares)		$ 10.26

Statement of Operations

	For the period April 26, 2005 (commencement of operations) to June 30, 2005 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 678

Expenses
Distribution fees	$ 366
Total expenses		366
Net investment income (loss)		312
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(1)
Change in net unrealized appreciation (depreciation) on underlying funds		27,456
Net gain (loss)		27,455
Net increase (decrease) in net assets resulting from operations		$ 27,767

See accompanying notes which are an integral part of the financial statements.

Freedom Funds Portfolio

Statement of Changes in Net Assets

For the period April 26, 2005 (commencement of operations) to June 30, 2005
Increase (Decrease) in Net Assets	(Unaudited)
Operations
Net investment income (loss)	$ 312
Net realized gain (loss)	(1)
Change in net unrealized appreciation (depreciation)	27,456
Net increase (decrease) in net assets resulting from operations	27,767
Share transactions - net increase (decrease)	2,248,530
Total increase (decrease) in net assets	2,276,297

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $312)	$ 2,276,297
Other Information:
Share Transactions	For the period April 26, 2005 (commencement of operations) to June 30, 2005 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	30,001	59,873	135,287
Redeemed	-	(3,397)	(36)
Net increase (decrease)	30,001	56,476	135,251

Dollars Sold	$ 300,010	$ 603,485	$ 1,379,632
Redeemed	-	(34,223)	(374)
Net increase (decrease)	$ 300,010	$ 569,262	$ 1,379,258

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Period ended June 30, 2005 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	.26
Total from investment operations	.27
Net asset value, end of period	$ 10.27
Total Return B, C	2.70%
Ratios to Average Net Assets F
Expenses before expense reductions	-% A
Expenses net of voluntary waivers, if any	-% A
Expenses net of all reductions	-% A
Net investment income (loss)	.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 308
Portfolio turnover rate	0% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E For the period April 26, 2005 (commencement of operations) to June 30, 2005.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

Period ended June 30, 2005 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.00 G
Net realized and unrealized gain (loss)	.27
Total from investment operations	.27
Net asset value, end of period	$ 10.27
Total Return B, C	2.70%
Ratios to Average Net Assets F
Expenses before expense reductions	.10% A
Expenses net of voluntary waivers, if any	.10% A
Expenses net of all reductions	.10% A
Net investment income (loss)	.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 580
Portfolio turnover rate	0% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E For the period April 26, 2005 (commencement of operations) to June 30, 2005.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Freedom Funds Portfolio

Financial Highlights - Service Class 2

Period ended June 30, 2005 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.00 G
Net realized and unrealized gain (loss)	.26
Total from investment operations	.26
Net asset value, end of period	$ 10.26
Total Return B, C	2.60%
Ratios to Average Net Assets F
Expenses before expense reductions	.25% A
Expenses net of voluntary waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,388
Portfolio turnover rate	0% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E For the period April 26, 2005 (commencement of operations) to June 30, 2005.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Freedom 2015 Portfolio

Investment Summary

Fund Holdings as of June 30, 2005
% of fund's investments
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	8.3
VIP Equity-Income Portfolio Initial Class	9.5
VIP Growth & Income Portfolio Initial Class	9.2
VIP Growth Portfolio Initial Class	9.6
VIP Mid Cap Portfolio Initial Class	3.4
VIP Value Portfolio Initial Class	8.1
VIP Value Strategies Portfolio Initial Class	3.6
51.7
International Equity Funds
VIP Overseas Portfolio Initial Class	8.5
High Yield Fixed-Income Funds
VIP High Income Portfolio Initial Class	6.7
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Initial Class	29.9
Short-Term Funds
VIP Money Market Portfolio Initial Class	3.2
100.0
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The initial allocation represents the target asset allocation at inception. The current allocation is based on the fund's holdings as of June 30, 2005. The expected allocation represents the fund's anticipated target asset allocation at December 31, 2005.

Freedom Funds Portfolio

Fidelity Variable Insurance Products: Freedom 2015 Portfolio

Investments June 30, 2005 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 60.2%
	Shares	Value (Note 1)
Domestic Equity Funds - 51.7%
VIP Contrafund Portfolio Initial Class	3,103	$ 85,297
VIP Equity-Income Portfolio Initial Class	4,105	97,582
VIP Growth & Income Portfolio Initial Class	7,204	95,018
VIP Growth Portfolio Initial Class	3,165	98,761
VIP Mid Cap Portfolio Initial Class	1,156	35,365
VIP Value Portfolio Initial Class	7,081	83,702
VIP Value Strategies Portfolio Initial Class	2,801	36,697
TOTAL DOMESTIC EQUITY FUNDS		532,422
International Equity Funds - 8.5%
VIP Overseas Portfolio Initial Class	5,129	87,304
TOTAL EQUITY FUNDS (Cost $596,986)		619,726
Fixed-Income Funds - 36.6%

High Yield Fixed-Income Funds - 6.7%
VIP High Income Portfolio Initial Class	10,680	68,994
Investment Grade Fixed-Income Funds - 29.9%
VIP Investment Grade Bond Portfolio Initial Class	24,122	308,040
TOTAL FIXED-INCOME FUNDS (Cost $369,992)		377,034
Short-Term Funds - 3.2%

VIP Money Market Portfolio Initial Class (Cost $33,166)	33,166	33,166
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,000,144)		$ 1,029,926

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Freedom 2015 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $1,000,144) - See accompanying schedule		$ 1,029,926
Total assets		1,029,926

Liabilities
Distribution fees payable	$ 105
Total liabilities		105

Net Assets		$ 1,029,821
Net Assets consist of:
Paid in capital		$ 1,000,030
Undistributed net investment income		6
Accumulated undistributed net realized gain (loss) on investments		3
Net unrealized appreciation (depreciation) on investments		29,782
Net Assets		$ 1,029,821

Initial Class: Net Asset Value, offering price and redemption price per share ($309,016 ÷ 30,001 shares)		$ 10.30

Service Class: Net Asset Value, offering price and redemption price per share ($360,453 ÷ 35,001 shares)		$ 10.30

Service Class 2: Net Asset Value, offering price and redemption price per share ($360,352 ÷ 35,001 shares)		$ 10.30

Statement of Operations

	For the period April 26, 2005 (commencement of operations) to June 30, 2005 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 234

Expenses
Distribution fees	$ 228
Total expenses		228
Net investment income (loss)		6
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		3
Change in net unrealized appreciation (depreciation) on underlying funds		29,782
Net gain (loss)		29,785
Net increase (decrease) in net assets resulting from operations		$ 29,791

See accompanying notes which are an integral part of the financial statements.

Freedom Funds Portfolio

Statement of Changes in Net Assets

For the period April 26, 2005 (commencement of operations) to June 30, 2005
Increase (Decrease) in Net Assets	(Unaudited)
Operations
Net investment income (loss)	$ 6
Net realized gain (loss)	3
Change in net unrealized appreciation (depreciation)	29,782
Net increase (decrease) in net assets resulting from operations	29,791
Share transactions - net increase (decrease)	1,000,030
Total increase (decrease) in net assets	1,029,821

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $6)	$ 1,029,821
Other Information:
Share Transactions	For the period April 26, 2005 (commencement of operations) to June 30, 2005 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	30,001	35,001	35,001
Redeemed	-	-	-
Net increase (decrease)	30,001	35,001	35,001

Dollars Sold	$ 300,010	$ 350,010	$ 350,010
Redeemed	-	-	-
Net increase (decrease)	$ 300,010	$ 350,010	$ 350,010

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Period ended June 30, 2005 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.00 G
Net realized and unrealized gain (loss)	.30
Total from investment operations	.30
Net asset value, end of period	$ 10.30
Total Return B, C	3.00%
Ratios to Average Net Assets F
Expenses before expense reductions	-% A
Expenses net of voluntary waivers, if any	-% A
Expenses net of all reductions	-% A
Net investment income (loss)	.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 309
Portfolio turnover rate	0% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E For the period April 26, 2005 (commencement of operations) to June 30, 2005.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

Financial Highlights - Service Class

Period ended June 30, 2005 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.00 G
Net realized and unrealized gain (loss)	.30
Total from investment operations	.30
Net asset value, end of period	$ 10.30
Total Return B, C	3.00%
Ratios to Average Net Assets F
Expenses before expense reductions	.10% A
Expenses net of voluntary waivers, if any	.10% A
Expenses net of all reductions	.10% A
Net investment income (loss)	.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 360
Portfolio turnover rate	0% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E For the period April 26, 2005 (commencement of operations) to June 30, 2005.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Freedom Funds Portfolio

Financial Highlights - Service Class 2

Period ended June 30, 2005 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.00 G
Net realized and unrealized gain (loss)	.30
Total from investment operations	.30
Net asset value, end of period	$ 10.30
Total Return B, C	3.00%
Ratios to Average Net Assets F
Expenses before expense reductions	.25% A
Expenses net of voluntary waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	(.12)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 360
Portfolio turnover rate	0% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E For the period April 26, 2005 (commencement of operations) to June 30, 2005.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Freedom 2020 Portfolio

Investment Summary

Fund Holdings as of June 30, 2005
% of fund's investments
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	9.4
VIP Equity-Income Portfolio Initial Class	10.8
VIP Growth & Income Portfolio Initial Class	10.7
VIP Growth Portfolio Initial Class	10.8
VIP Mid Cap Portfolio Initial Class	3.9
VIP Value Portfolio Initial Class	9.3
VIP Value Strategies Portfolio Initial Class	4.0
58.9
International Equity Funds
VIP Overseas Portfolio Initial Class	10.0
High Yield Fixed-Income Funds
VIP High Income Portfolio Initial Class	7.5
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Initial Class	23.4
Short-Term Funds
VIP Money Market Portfolio Initial Class	0.2
100.0
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The initial allocation represents the target asset allocation at inception. The current allocation is based on the fund's holdings as of June 30, 2005. The expected allocation represents the fund's anticipated target asset allocation at December 31, 2005.

Freedom Funds Portfolio

Fidelity Variable Insurance Products: Freedom 2020 Portfolio

Investments June 30, 2005 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 68.9%
	Shares	Value (Note 1)
Domestic Equity Funds - 58.9%
VIP Contrafund Portfolio Initial Class	9,683	$ 266,198
VIP Equity-Income Portfolio Initial Class	12,866	305,818
VIP Growth & Income Portfolio Initial Class	22,815	300,924
VIP Growth Portfolio Initial Class	9,820	306,378
VIP Mid Cap Portfolio Initial Class	3,638	111,262
VIP Value Portfolio Initial Class	22,153	261,843
VIP Value Strategies Portfolio Initial Class	8,533	111,782
TOTAL DOMESTIC EQUITY FUNDS		1,664,205
International Equity Funds - 10.0%
VIP Overseas Portfolio Initial Class	16,491	280,682
TOTAL EQUITY FUNDS (Cost $1,914,326)		1,944,887
Fixed-Income Funds - 30.9%

High Yield Fixed-Income Funds - 7.5%
VIP High Income Portfolio Initial Class	32,779	211,755
Investment Grade Fixed-Income Funds - 23.4%
VIP Investment Grade Bond Portfolio Initial Class	51,850	662,128
TOTAL FIXED-INCOME FUNDS (Cost $863,213)		873,883
Short-Term Funds - 0.2%

VIP Money Market Portfolio Initial Class (Cost $6,143)	6,143	6,143
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,783,682)		$ 2,824,913

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Freedom 2020 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $2,783,682) - See accompanying schedule		$ 2,824,913
Receivable for fund shares sold		25,600
Total assets		2,850,513

Liabilities
Payable for investments purchased	$ 25,600
Distribution fees payable	373
Total liabilities		25,973

Net Assets		$ 2,824,540
Net Assets consist of:
Paid in capital		$ 2,783,765
Accumulated net investment loss		(454)
Accumulated undistributed net realized gain (loss) on investments		(2)
Net unrealized appreciation (depreciation) on investments		41,231
Net Assets		$ 2,824,540

Initial Class: Net Asset Value, offering price and redemption price per share ($309,679 ÷ 30,001 shares)		$ 10.32

Service Class: Net Asset Value, offering price and redemption price per share ($468,151 ÷ 45,362 shares)		$ 10.32

Service Class 2: Net Asset Value, offering price and redemption price per share ($2,046,710 ÷ 198,352 shares)		$ 10.32

Statement of Operations

	For the period April 26, 2005 (commencement of operations) to June 30, 2005 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 88

Expenses
Distribution fees	$ 542
Total expenses		542
Net investment income (loss)		(454)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		(2)
Change in net unrealized appreciation (depreciation) on underlying funds		41,231
Net gain (loss)		41,229
Net increase (decrease) in net assets resulting from operations		$ 40,775

See accompanying notes which are an integral part of the financial statements.

Freedom Funds Portfolio

Statement of Changes in Net Assets

For the period April 26, 2005 (commencement of operations) to June 30, 2005
Increase (Decrease) in Net Assets	(Unaudited)
Operations
Net investment income (loss)	$ (454)
Net realized gain (loss)	(2)
Change in net unrealized appreciation (depreciation)	41,231
Net increase (decrease) in net assets resulting from operations	40,775
Share transactions - net increase (decrease)	2,783,765
Total increase (decrease) in net assets	2,824,540

Net Assets
Beginning of period	-
End of period (including accumulated net investment loss of $454)	$ 2,824,540
Other Information:
Share Transactions	For the period April 26, 2005 (commencement of operations) to June 30, 2005 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	30,001	45,449	198,412
Redeemed	-	(87)	(60)
Net increase (decrease)	30,001	45,362	198,352

Dollars Sold	$ 300,010	$ 456,555	$ 2,028,718
Redeemed	-	(896)	(622)
Net increase (decrease)	$ 300,010	$ 455,659	$ 2,028,096

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Period ended June 30, 2005 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.00 G
Net realized and unrealized gain (loss)	.32
Total from investment operations	.32
Net asset value, end of period	$ 10.32
Total Return B, C	3.20%
Ratios to Average Net Assets F
Expenses before expense reductions	-% A
Expenses net of voluntary waivers, if any	-% A
Expenses net of all reductions	-% A
Net investment income (loss)	.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 310
Portfolio turnover rate	0% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E For the period April 26, 2005 (commencement of operations) to June 30, 2005.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

Financial Highlights - Service Class

Period ended June 30, 2005 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.00 G
Net realized and unrealized gain (loss)	.32
Total from investment operations	.32
Net asset value, end of period	$ 10.32
Total Return B, C	3.20%
Ratios to Average Net Assets F
Expenses before expense reductions	.10% A
Expenses net of voluntary waivers, if any	.10% A
Expenses net of all reductions	.10% A
Net investment income (loss)	(.07)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 468
Portfolio turnover rate	0% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E For the period April 26, 2005 (commencement of operations) to June 30, 2005.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Freedom Funds Portfolio

Financial Highlights - Service Class 2

Period ended June 30, 2005 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.00 G
Net realized and unrealized gain (loss)	.32
Total from investment operations	.32
Net asset value, end of period	$ 10.32
Total Return B, C	3.20%
Ratios to Average Net Assets F
Expenses before expense reductions	.25% A
Expenses net of voluntary waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	(.22)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,047
Portfolio turnover rate	0% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E For the period April 26, 2005 (commencement of operations) to June 30, 2005.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Freedom 2025 Portfolio

Investment Summary

Fund Holdings as of June 30, 2005
% of fund's investments
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	10.3
VIP Equity-Income Portfolio Initial Class	11.8
VIP Growth & Income Portfolio Initial Class	11.4
VIP Growth Portfolio Initial Class	11.9
VIP Mid Cap Portfolio Initial Class	4.3
VIP Value Portfolio Initial Class	10.1
VIP Value Strategies Portfolio Initial Class	4.4
64.2
International Equity Funds
VIP Overseas Portfolio Initial Class	10.8
High Yield Fixed-Income Funds
VIP High Income Portfolio Initial Class	7.4
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Initial Class	17.5
Short-Term Funds
VIP Money Market Portfolio Initial Class	0.1
100.0
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The initial allocation represents the target asset allocation at inception. The current allocation is based on the fund's holdings as of June 30, 2005. The expected allocation represents the fund's anticipated target asset allocation at December 31, 2005.

Freedom Funds Portfolio

Fidelity Variable Insurance Products: Freedom 2025 Portfolio

Investments June 30, 2005 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 75.0%
	Shares	Value (Note 1)
Domestic Equity Funds - 64.2%
VIP Contrafund Portfolio Initial Class	3,863	$ 106,199
VIP Equity-Income Portfolio Initial Class	5,111	121,486
VIP Growth & Income Portfolio Initial Class	8,968	118,294
VIP Growth Portfolio Initial Class	3,941	122,954
VIP Mid Cap Portfolio Initial Class	1,438	43,969
VIP Value Portfolio Initial Class	8,817	104,213
VIP Value Strategies Portfolio Initial Class	3,483	45,626
TOTAL DOMESTIC EQUITY FUNDS		662,741
International Equity Funds - 10.8%
VIP Overseas Portfolio Initial Class	6,564	111,720
TOTAL EQUITY FUNDS (Cost $746,082)		774,461
Fixed-Income Funds - 24.9%

High Yield Fixed-Income Funds - 7.4%
VIP High Income Portfolio Initial Class	11,867	76,660
Investment Grade Fixed-Income Funds - 17.5%
VIP Investment Grade Bond Portfolio Initial Class	14,186	181,158
TOTAL FIXED-INCOME FUNDS (Cost $252,894)		257,818
Short-Term Funds - 0.1%

VIP Money Market Portfolio Initial Class (Cost $1,005)	1,005	1,005
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $999,981)		$ 1,033,284

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Freedom 2025 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $999,981) - See accompanying schedule		$ 1,033,284
Total assets		1,033,284

Liabilities
Distribution fees payable	$ 105
Total liabilities		105

Net Assets		$ 1,033,179
Net Assets consist of:
Paid in capital		$ 1,000,030
Accumulated net investment loss		(156)
Accumulated undistributed net realized gain (loss) on investments		2
Net unrealized appreciation (depreciation) on investments		33,303
Net Assets		$ 1,033,179

Initial Class: Net Asset Value, offering price and redemption price per share ($310,024 ÷ 30,001 shares)		$ 10.33

Service Class: Net Asset Value, offering price and redemption price per share ($361,627 ÷ 35,001 shares)		$ 10.33

Service Class 2: Net Asset Value, offering price and redemption price per share ($361,528 ÷ 35,001 shares)		$ 10.33

Statement of Operations

	For the period April 26, 2005 (commencement of operations) to June 30, 2005 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 74

Expenses
Distribution fees	$ 230
Total expenses		230
Net investment income (loss)		(156)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		2
Change in net unrealized appreciation (depreciation) on underlying funds		33,303
Net gain (loss)		33,305
Net increase (decrease) in net assets resulting from operations		$ 33,149

See accompanying notes which are an integral part of the financial statements.

Freedom Funds Portfolio

Statement of Changes in Net Assets

For the period April 26, 2005 (commencement of operations) to June 30, 2005
Increase (Decrease) in Net Assets	(Unaudited)
Operations
Net investment income (loss)	$ (156)
Net realized gain (loss)	2
Change in net unrealized appreciation (depreciation)	33,303
Net increase (decrease) in net assets resulting from operations	33,149
Share transactions - net increase (decrease)	1,000,030
Total increase (decrease) in net assets	1,033,179

Net Assets
Beginning of period	-
End of period (including accumulated net investment loss of $156)	$ 1,033,179
Other Information:
Share Transactions	For the period April 26, 2005 (commencement of operations) to June 30, 2005 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	30,001	35,001	35,001
Redeemed	-	-	-
Net increase (decrease)	30,001	35,001	35,001

Dollars Sold	$ 300,010	$ 350,010	$ 350,010
Redeemed	-	-	-
Net increase (decrease)	$ 300,010	$ 350,010	$ 350,010

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Period ended June 30, 2005 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.00 G
Net realized and unrealized gain (loss)	.33
Total from investment operations	.33
Net asset value, end of period	$ 10.33
Total Return B, C,	3.30%
Ratios to Average Net Assets F
Expenses before expense reductions	-% A
Expenses net of voluntary waivers, if any	-% A
Expenses net of all reductions	-% A
Net investment income (loss)	.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 310
Portfolio turnover rate	0% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E For the period April 26, 2005 (commencement of operations) to June 30, 2005.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

Financial Highlights - Service Class

Period ended June 30, 2005 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.00 G
Net realized and unrealized gain (loss)	.33
Total from investment operations	.33
Net asset value, end of period	$ 10.33
Total Return B, C	3.30%
Ratios to Average Net Assets F
Expenses before expense reductions	.10% A
Expenses net of voluntary waivers, if any	.10% A
Expenses net of all reductions	.10% A
Net investment income (loss)	(.06)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 362
Portfolio turnover rate	0% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E For the period April 26, 2005 (commencement of operations) to June 30, 2005.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Freedom Funds Portfolio

Financial Highlights - Service Class 2

Period ended June 30, 2005 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.00 G
Net realized and unrealized gain (loss)	.33
Total from investment operations	.33
Net asset value, end of period	$ 10.33
Total Return B, C	3.30%
Ratios to Average Net Assets F
Expenses before expense reductions	.25% A
Expenses net of voluntary waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	(.21)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 362
Portfolio turnover rate	0% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E For the period April 26, 2005 (commencement of operations) to June 30, 2005.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Freedom 2030 Portfolio

Investment Summary

Fund Holdings as of June 30, 2005
% of fund's investments
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	11.2
VIP Equity-Income Portfolio Initial Class	12.8
VIP Growth & Income Portfolio Initial Class	12.6
VIP Growth Portfolio Initial Class	12.9
VIP Mid Cap Portfolio Initial Class	4.7
VIP Value Portfolio Initial Class	11.0
VIP Value Strategies Portfolio Initial Class	4.7
69.9
International Equity Funds
VIP Overseas Portfolio Initial Class	12.4
High Yield Fixed-Income Funds
VIP High Income Portfolio Initial Class	7.5
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Initial Class	10.1
Short-Term Funds
VIP Money Market Portfolio Initial Class	0.1
100.0
Asset Allocation (% of fund's investments)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The initial allocation represents the target asset allocation at inception. The current allocation is based on the fund's holdings as of June 30, 2005. The expected allocation represents the fund's anticipated target asset allocation at December 31, 2005.

Freedom Funds Portfolio

Fidelity Variable Insurance Products: Freedom 2030 Portfolio

Investments June 30, 2005 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 82.3%
	Shares	Value (Note 1)
Domestic Equity Funds - 69.9%
VIP Contrafund Portfolio Initial Class	9,311	$ 255,971
VIP Equity-Income Portfolio Initial Class	12,359	293,777
VIP Growth & Income Portfolio Initial Class	21,873	288,507
VIP Growth Portfolio Initial Class	9,459	295,110
VIP Mid Cap Portfolio Initial Class	3,494	106,844
VIP Value Portfolio Initial Class	21,269	251,404
VIP Value Strategies Portfolio Initial Class	8,259	108,192
TOTAL DOMESTIC EQUITY FUNDS		1,599,805
International Equity Funds - 12.4%
VIP Overseas Portfolio Initial Class	16,648	283,346
TOTAL EQUITY FUNDS (Cost $1,843,773)		1,883,151
Fixed-Income Funds - 17.6%

High Yield Fixed-Income Funds - 7.5%
VIP High Income Portfolio Initial Class	26,562	171,588
Investment Grade Fixed-Income Funds - 10.1%
VIP Investment Grade Bond Portfolio Initial Class	18,087	230,976
TOTAL FIXED-INCOME FUNDS (Cost $396,191)		402,564
Short-Term Funds - 0.1%

VIP Money Market Portfolio Initial Class (Cost $2,250)	2,250	2,250
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,242,214)		$ 2,287,965

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Freedom 2030 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $2,242,214) - See accompanying schedule		$ 2,287,965
Receivable for fund shares sold		113,848
Total assets		2,401,813

Liabilities
Payable for investments purchased	$ 113,782
Payable for fund shares redeemed	64
Distribution fees payable	291
Total liabilities		114,137

Net Assets		$ 2,287,676
Net Assets consist of:
Paid in capital		$ 2,242,293
Accumulated net investment loss		(396)
Accumulated undistributed net realized gain (loss) on investments		28
Net unrealized appreciation (depreciation) on investments		45,751
Net Assets		$ 2,287,676

Initial Class: Net Asset Value, offering price and redemption price per share ($323,596 ÷ 31,271 shares)		$ 10.35

Service Class: Net Asset Value, offering price and redemption price per share ($558,501 ÷ 53,972 shares)		$ 10.35

Service Class 2: Net Asset Value, offering price and redemption price per share ($1,405,579 ÷ 135,893 shares)		$ 10.34

Statement of Operations

	For the period April 26, 2005 (commencement of operations) to June 30, 2005 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 77

Expenses
Distribution fees	$ 473
Total expenses		473
Net investment income (loss)		(396)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares		28
Change in net unrealized appreciation (depreciation) on underlying funds		45,751
Net gain (loss)		45,779
Net increase (decrease) in net assets resulting from operations		$ 45,383

See accompanying notes which are an integral part of the financial statements.

Freedom Funds Portfolio

Statement of Changes in Net Assets

For the period April 26, 2005 (commencement of operations) to June 30, 2005
Increase (Decrease) in Net Assets	(Unaudited)
Operations
Net investment income (loss)	$ (396)
Net realized gain (loss)	28
Change in net unrealized appreciation (depreciation)	45,751
Net increase (decrease) in net assets resulting from operations	45,383
Share transactions - net increase (decrease)	2,242,293
Total increase (decrease) in net assets	2,287,676

Net Assets
Beginning of period	-
End of period (including accumulated net investment loss of $396)	$ 2,287,676
Other Information:
Share Transactions	For the period April 26, 2005 (commencement of operations) to June 30, 2005 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	31,272	54,055	137,820
Redeemed	(1)	(83)	(1,927)
Net increase (decrease)	31,271	53,972	135,893

Dollars Sold	$ 313,139	$ 545,502	$ 1,404,266
Redeemed	(13)	(857)	(19,744)
Net increase (decrease)	$ 313,126	$ 544,645	$ 1,384,522

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Period ended June 30, 2005 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.00 G
Net realized and unrealized gain (loss)	.35
Total from investment operations	.35
Net asset value, end of period	$ 10.35
Total Return B, C	3.50%
Ratios to Average Net Assets F
Expenses before expense reductions	-% A
Expenses net of voluntary waivers, if any	-% A
Expenses net of all reductions	-% A
Net investment income (loss)	.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 324
Portfolio turnover rate	6% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E For the period April 26, 2005 (commencement of operations) to June 30, 2005.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

Financial Highlights - Service Class

Period ended June 30, 2005 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.00 G
Net realized and unrealized gain (loss)	.35
Total from investment operations	.35
Net asset value, end of period	$ 10.35
Total Return B, C	3.50%
Ratios to Average Net Assets F
Expenses before expense reductions	.10% A
Expenses net of voluntary waivers, if any	.10% A
Expenses net of all reductions	.10% A
Net investment income (loss)	(.07)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 559
Portfolio turnover rate	6% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E For the period April 26, 2005 (commencement of operations) to June 30, 2005.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Freedom Funds Portfolio

Financial Highlights - Service Class 2

Period ended June 30, 2005 E
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.00 G
Net realized and unrealized gain (loss)	.34
Total from investment operations	.34
Net asset value, end of period	$ 10.34
Total Return B, C	3.40%
Ratios to Average Net Assets F
Expenses before expense reductions	.25% A
Expenses net of voluntary waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income (loss)	(.22)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,406
Portfolio turnover rate	6% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Calculated based on average shares outstanding during the period.

E For the period April 26, 2005 (commencement of operations) to June 30, 2005.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Freedom Income Portfolio, Freedom 2005 Portfolio, Freedom 2010 Portfolio, Freedom 2015 Portfolio, Freedom 2020 Portfolio, Freedom 2025 Portfolio and Freedom 2030 Portfolio (the funds) are funds of Variable Insurance Products Fund IV (the trust) (referred to in this report as Fidelity Variable Insurance Products: Freedom Funds) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The funds invest primarily in a combination of other VIP equity, fixed income, and money market funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each fund offers three classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost.

Investment Transactions and Income. Security transactions, normally shares of the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the Underlying Funds.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
VIP Freedom Income Portfolio	$ 1,001,997	$ 15,553	$ -	$ 15,553
VIP Freedom 2005 Portfolio	1,000,477	25,845	-	25,845
VIP Freedom 2010 Portfolio	2,249,066	32,011	(4,555)	27,456
VIP Freedom 2015 Portfolio	1,000,144	29,782	-	29,782
VIP Freedom 2020 Portfolio	2,783,682	45,942	(4,711)	41,231
VIP Freedom 2025 Portfolio	999,981	33,303	-	33,303
VIP Freedom 2030 Portfolio	2,242,214	48,502	(2,751)	45,751

Freedom Funds Portfolio

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and redemptions of the underlying fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP Freedom Income Portfolio	1,002,118	122
VIP Freedom 2005 Portfolio	1,000,599	123
VIP Freedom 2010 Portfolio	2,249,593	527
VIP Freedom 2015 Portfolio	1,000,265	125
VIP Freedom 2020 Portfolio	2,784,817	1,132
VIP Freedom 2025 Portfolio	1,000,104	124
VIP Freedom 2030 Portfolio	2,261,872	19,685

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the funds with investment management related services. For these services the funds pay a monthly management fee to Strategic Advisers. The management fee is computed at an annual rate of .10% of the funds' average net assets. Strategic Advisers agreed to waive the .10% management fee and on May 19, 2005, the Board of Trustees approved amendments to the management contracts. Under the amended contracts, the Funds no longer pay management fees.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services:

	Service Class	Service Class 2	Total
VIP Freedom Income Portfolio	$ 65	$ 161	$ 226
VIP Freedom 2005 Portfolio	65	163	228
VIP Freedom 2010 Portfolio	82	284	366
VIP Freedom 2015 Portfolio	65	163	228
VIP Freedom 2020 Portfolio	76	466	542
VIP Freedom 2025 Portfolio	66	164	230
VIP Freedom 2030 Portfolio	72	401	473

5. Other.

The funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Other - continued

At the end of the period, FMR or its affiliates and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares of the following funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Freedom Income Portfolio	100%	-	-%
VIP Freedom 2005 Portfolio	100%	-	-%
VIP Freedom 2010 Portfolio	45%	1	55%
VIP Freedom 2015 Portfolio	100%	-	-%
VIP Freedom 2020 Portfolio	37%	1	63%
VIP Freedom 2025 Portfolio	100%	-	-%
VIP Freedom 2030 Portfolio	45%	1	54%

Freedom Funds Portfolio

Board Approval of Investment Advisory Contracts and Management Fees

VIP Freedom 2005/ VIP Freedom 2010/ VIP Freedom 2015/ VIP Freedom 2020/ VIP Freedom 2025/ VIP Freedom 2030/ VIP Freedom Income

On March 17, 2005, the Board of Trustees, including the independent Trustees (together, the Board), voted to approve the management contracts and administration agreements (together, the Advisory Contracts) for each fund. On May 19, 2005, the Board approved amendments to the Advisory Contracts (the Amendments) that eliminated the management fee that each fund paid to Strategic Advisers, Inc. and eliminated the administration fee that Strategic Advisers, Inc. paid to Fidelity Management & Research Company (FMR). The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Advisory Contracts and Amendments for each fund, the Board was aware that shareholders have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that shareholders, with the opportunity to review and weigh the disclosure provided by each fund in its prospectus and other public disclosures, may choose to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, Strategic Advisers, Inc., and FMR (together, the Investment Advisers), including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services.

Investment Performance. VIP Freedom 2005, VIP Freedom 2010, VIP Freedom 2015, VIP Freedom 2020, VIP Freedom 2025, VIP Freedom 2030, and VIP Freedom Income are new funds and therefore had no historical performance for the Board to review at the time it approved each fund's Advisory Contracts. The Board did not consider each fund's investment performance in its decision to approve each fund's Amendment, as the arrangement would not change the funds' portfolio managers, the investment processes, the level or nature of services provided, the resources and personnel allocated, or their trading and compliance operations.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's proposed management fee and projected operating expenses in reviewing the Advisory Contracts. The Board also considered that the Amendments eliminate each fund's management fee. The Board further noted that FMR pays all other expenses of each fund, with limited exceptions.

In its review of each fund's total expenses, the Board noted that each fund invests in Initial Class of the underlying fund to avoid charging fund-paid 12b-1 fees at both fund levels. The Board considered that the funds do not pay transfer agency fees. Instead, Initial Class of each underlying fund bears its pro rata portion of the VIP transfer agency fee according to the percentage of each fund's assets invested in that underlying fund. The Board also considered the management fees and total expenses of similar funds offered by other fund companies.

Based on its review, the Board concluded that each fund's management fee and the total expenses for each class of each fund were fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. Each of the funds is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of each fund at the time it approved the Advisory Contracts. In connection with its approval of each fund's Amendment, the Board did not consider data regarding the impact on Fidelity's costs of services, revenues, or profitability from the new arrangement because it was approving an arrangement that eliminates the management fee that each fund pays. The Board noted Fidelity's assertion that eliminating the management fee for each fund would significantly reduce Fidelity's profitability.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the approval of each fund's Advisory Contracts and Amendment because under these arrangements the funds would not pay any expenses.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts and Amendment should be approved.

Freedom Funds Portfolio

Semiannual Report

Freedom Funds Portfolio

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPFF2K-SANN-0805
1.819548.100

Fidelity® Variable Insurance Products:

Health Care Portfolio

Semiannual Report

June 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Health Care Portfolio

Fidelity Variable Insurance Products: Health Care Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 to June 30, 2005
Actual	$ 1,000.00	$ 1,067.60	$ 3.90
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,021.03	$ 3.81

* Expenses are equal to the Fund's annualized expense ratio of .76%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Variable Insurance Products: Health Care Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
UnitedHealth Group, Inc.	9.4	6.8
Johnson & Johnson	7.3	10.3
Genentech, Inc.	6.1	5.1
Abbott Laboratories	5.3	6.2
Medtronic, Inc.	4.6	6.7
Wyeth	3.6	2.0
Amgen, Inc.	3.0	4.8
Alcon, Inc.	2.9	2.4
McKesson Corp.	2.7	2.0
WellPoint, Inc.	2.6	0.0
	47.5
Top Industries (% of fund's net assets)
As of June 30, 2005
Pharmaceuticals	30.8%
Health Care Providers & Services	28.7%
Health Care Equipment & Supplies	23.0%
Biotechnology	15.7%
Personal Products	0.1%
All Others*	1.7%

As of December 31, 2004
Pharmaceuticals	37.5%
Health Care Equipment & Supplies	29.7%
Health Care Providers & Services	16.5%
Biotechnology	15.3%
Personal Products	0.1%
All Others*	0.9%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Health Care Portfolio

Fidelity Variable Insurance Products: Health Care Portfolio

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (Note 1)
BIOTECHNOLOGY - 15.7%
Biotechnology - 15.7%
Affymetrix, Inc. (a)	5,300	$ 285,829
Alkermes, Inc. (a)	9,600	126,912
Amgen, Inc. (a)	48,300	2,920,218
Biogen Idec, Inc. (a)	25,100	864,695
Cephalon, Inc. (a)	2,500	99,525
Chiron Corp. (a)	10,500	366,345
DOV Pharmaceutical, Inc. (a)	300	5,598
Genentech, Inc. (a)	74,100	5,948,748
Genzyme Corp. (a)	12,900	775,161
Gilead Sciences, Inc. (a)	29,400	1,293,306
Human Genome Sciences, Inc. (a)	12,900	149,382
ImClone Systems, Inc. (a)	4,500	139,365
Invitrogen Corp. (a)	3,200	266,528
Martek Biosciences (a)	1,200	45,540
MedImmune, Inc. (a)	21,730	580,626
Millennium Pharmaceuticals, Inc. (a)	50,600	469,062
Neurocrine Biosciences, Inc. (a)	13,200	555,192
OSI Pharmaceuticals, Inc. (a)	2,300	94,001
Protein Design Labs, Inc. (a)	3,900	78,819
Serologicals Corp. (a)	7,300	155,125
Techne Corp. (a)	1,400	64,274
		15,284,251
HEALTH CARE EQUIPMENT & SUPPLIES - 23.0%
Health Care Equipment - 17.8%
Advanced Medical Optics, Inc. (a)	15,600	620,100
Animas Corp.	5,100	102,765
Aspect Medical Systems, Inc. (a)	13,600	404,464
Baxter International, Inc.	46,520	1,725,892
Beckman Coulter, Inc.	10,600	673,842
Becton, Dickinson & Co.	400	20,988
Biomet, Inc.	11,665	404,076
Boston Scientific Corp. (a)	7,520	203,040
C.R. Bard, Inc.	3,800	252,738
Cyberonics, Inc. (a)	7,800	338,442
Cytyc Corp. (a)	33,600	741,216
Epix Pharmaceuticals, Inc. (a)	12,600	111,510
Fisher Scientific International, Inc. (a)	1,300	84,370
GN Store Nordic AS	43,700	495,046
Guidant Corp.	18,600	1,251,780
Hospira, Inc. (a)	352	13,728
IDEXX Laboratories, Inc. (a)	1,500	93,495
IntraLase Corp.	400	7,848
Invacare Corp.	3,700	164,132
Kinetic Concepts, Inc. (a)	8,000	480,000
Medtronic, Inc.	86,360	4,472,584
ResMed, Inc. (a)	10,300	679,697
Respironics, Inc. (a)	11,900	429,709
St. Jude Medical, Inc. (a)	48,020	2,094,152
Stereotaxis, Inc.	14,400	115,632
Syneron Medical Ltd.	7,200	263,448

	Shares	Value (Note 1)
Synthes, Inc.	4,027	$ 442,086
Waters Corp. (a)	17,700	657,909
		17,344,689
Health Care Supplies - 5.2%
Alcon, Inc.	25,800	2,821,230
Bausch & Lomb, Inc.	3,700	307,100
Cooper Companies, Inc.	7,100	432,106
Dade Behring Holdings, Inc.	6,750	438,818
DJ Orthopedics, Inc. (a)	7,000	192,010
Edwards Lifesciences Corp. (a)	13,900	597,978
Gen-Probe, Inc. (a)	2,200	79,706
Millipore Corp. (a)	2,500	141,825
		5,010,773
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		22,355,462
HEALTH CARE PROVIDERS & SERVICES - 28.7%
Health Care Distributors & Services - 3.5%
AmerisourceBergen Corp.	3,100	214,365
Cardinal Health, Inc.	5,000	287,900
Henry Schein, Inc. (a)	1,700	70,584
McKesson Corp.	57,600	2,579,904
Patterson Companies, Inc. (a)	5,300	238,924
		3,391,677
Health Care Facilities - 1.7%
AmSurg Corp. (a)	3,200	88,608
Community Health Systems, Inc. (a)	9,200	347,668
HCA, Inc.	1,700	96,339
LifePoint Hospitals, Inc. (a)	1,900	95,988
United Surgical Partners International, Inc. (a)	8,200	427,056
VCA Antech, Inc. (a)	25,500	618,375
		1,674,034
Health Care Services - 6.4%
American Healthways, Inc. (a)	5,000	211,350
Caremark Rx, Inc. (a)	26,900	1,197,588
Cerner Corp. (a)	4,200	285,474
Covance, Inc. (a)	3,600	161,532
DaVita, Inc. (a)	7,550	343,374
Express Scripts, Inc. (a)	10,200	509,796
IMS Health, Inc.	29,100	720,807
Laboratory Corp. of America Holdings (a)	10,300	513,970
Lifeline Systems, Inc. (a)	2,000	64,240
Lincare Holdings, Inc. (a)	2,300	93,932
Omnicare, Inc.	18,200	772,226
Pediatrix Medical Group, Inc. (a)	3,600	264,744
Quest Diagnostics, Inc.	16,200	862,974
VistaCare, Inc. Class A (a)	6,900	127,443
WebMD Corp. (a)	9,354	96,066
		6,225,516
Managed Health Care - 17.1%
Aetna, Inc.	1,100	91,102
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Managed Health Care - continued
Health Net, Inc. (a)	50,600	$ 1,930,896
Humana, Inc. (a)	20,200	802,748
PacifiCare Health Systems, Inc. (a)	21,800	1,557,610
UnitedHealth Group, Inc.	174,500	9,098,429
WellChoice, Inc. (a)	8,100	562,707
WellPoint, Inc. (a)	36,900	2,569,716
		16,613,208
TOTAL HEALTH CARE PROVIDERS & SERVICES		27,904,435
PERSONAL PRODUCTS - 0.1%
Personal Products - 0.1%
NBTY, Inc. (a)	2,900	75,226
PHARMACEUTICALS - 30.8%
Pharmaceuticals - 30.8%
Abbott Laboratories	104,720	5,132,327
Allergan, Inc.	19,200	1,636,608
Barr Pharmaceuticals, Inc. (a)	3,200	155,968
Bristol-Myers Squibb Co.	2,800	69,944
Eli Lilly & Co.	3,500	194,985
Forest Laboratories, Inc. (a)	9,300	361,305
Hollis-Eden Pharmaceuticals, Inc. (a)	13,100	96,940
Ista Pharmaceuticals, Inc. (a)	7,000	58,240
IVAX Corp. (a)	40,200	864,300
Johnson & Johnson	108,915	7,079,475
Kos Pharmaceuticals, Inc. (a)	9,100	596,050
Medicis Pharmaceutical Corp. Class A	2,200	69,806
Merck & Co., Inc.	33,380	1,028,104
MGI Pharma, Inc. (a)	3,400	73,984
Novartis AG sponsored ADR	35,700	1,693,608
Pfizer, Inc.	83,540	2,304,033
Ranbaxy Laboratories Ltd. sponsored GDR	3,337	82,591
Roche Holding AG (participation certificate)	11,548	1,461,464
Salix Pharmaceuticals Ltd. (a)	62,300	1,100,218
Sanofi-Aventis sponsored ADR	2,900	118,871
Schering-Plough Corp.	64,100	1,221,746
Sepracor, Inc. (a)	8,500	510,085
Teva Pharmaceutical Industries Ltd. sponsored ADR	5,200	161,928
Watson Pharmaceuticals, Inc. (a)	10,300	304,468
Wyeth	79,520	3,538,640
		29,915,688
TOTAL COMMON STOCKS (Cost $80,981,311)		95,535,062
Money Market Funds - 2.5%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 3.21% (b) (Cost $2,400,115)	2,400,115	$ 2,400,115
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $83,381,426)		97,935,177
NET OTHER ASSETS - (0.8)%		(743,785)
NET ASSETS - 100%		$97,191,392
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

Income Tax Information
At December 31, 2004, the fund had a capital loss carryforward of approximately $9,189,013 of which $5,750,373, $3,335,785 and $102,855 will expire on December 31, 2010, 2011 and 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Health Care Portfolio

Fidelity Variable Insurance Products: Health Care Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $83,381,426) - See accompanying schedule		$ 97,935,177
Receivable for investments sold		2,947,621
Receivable for fund shares sold		210,419
Dividends receivable		33,649
Interest receivable		7,801
Prepaid expenses		156
Other receivables		11,205
Total assets		101,146,028

Liabilities
Payable for investments purchased	$ 3,872,959
Payable for fund shares redeemed	1,738
Accrued management fee	44,192
Other affiliated payables	8,251
Other payables and accrued expenses	27,496
Total liabilities		3,954,636

Net Assets		$ 97,191,392
Net Assets consist of:
Paid in capital		$ 92,484,985
Undistributed net investment income		62,662
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(9,910,006)
Net unrealized appreciation (depreciation) on investments		14,553,751
Net Assets, for 8,603,260 shares outstanding		$ 97,191,392
Net Asset Value, offering price and redemption price per share ($97,191,392 ÷ 8,603,260 shares)		$ 11.30

Statement of Operations

	Six months ended June 30, 2005 (Unaudited)

Investment Income
Dividends		$ 314,647
Interest		21,855
Security lending		702
Total income		337,204

Expenses
Management fee	$ 204,036
Transfer agent fees	26,569
Accounting and security lending fees	13,395
Independent trustees' compensation	152
Custodian fees and expenses	5,485
Audit	17,123
Legal	457
Miscellaneous	3,266
Total expenses before reductions	270,483
Expense reductions	(11,407)	259,076
Net investment income (loss)		78,128
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(166,162)
Foreign currency transactions	1,212
Total net realized gain (loss)		(164,950)
Change in net unrealized appreciation (depreciation) on investment securities		4,879,021
Net gain (loss)		4,714,071
Net increase (decrease) in net assets resulting from operations		$ 4,792,199

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Health Care Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2005 (Unaudited)	Year ended December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 78,128	$ 170,021
Net realized gain (loss)	(164,950)	(63,138)
Change in net unrealized appreciation (depreciation)	4,879,021	4,055,052
Net increase (decrease) in net assets resulting from operations	4,792,199	4,161,935
Distributions to shareholders from net investment income	(148,996)	(200,555)
Share transactions Proceeds from sales of shares	34,111,785	31,011,321
Reinvestment of distributions	148,996	200,555
Cost of shares redeemed	(7,446,117)	(22,096,899)
Net increase (decrease) in net assets resulting from share transactions	26,814,664	9,114,977
Redemption fees	15,220	38,750
Total increase (decrease) in net assets	31,473,087	13,115,107

Net Assets
Beginning of period	65,718,305	52,603,198
End of period (including undistributed net investment income of $62,662 and undistributed net investment income of $133,453, respectively)	$ 97,191,392	$ 65,718,305
Other Information Shares
Sold	3,104,841	3,030,904
Issued in reinvestment of distributions	14,204	19,547
Redeemed	(711,226)	(2,239,742)
Net increase (decrease)	2,407,819	810,709

See accompanying notes which are an integral part of the financial statements.

Health Care Portfolio

Financial Highlights

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61	$ 9.77	$ 8.41	$ 10.19	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.01	.03	.03	.04	.01
Net realized and unrealized gain (loss)	.71	.84	1.33	(1.79)	.16
Total from investment operations	.72	.87	1.36	(1.75)	.17
Distributions from net investment income	(.03)	(.04)	-	(.03)	-
Distributions from net realized gain	-	-	-	(.01)	(.02)
Total distributions	(.03)	(.04)	-	(.04)	(.02)
Redemption fees added to paid in capital E	- H	.01	- H	.01	.04
Net asset value, end of period	$ 11.30	$ 10.61	$ 9.77	$ 8.41	$ 10.19
Total Return B, C, D	6.76%	8.97%	16.17%	(17.08)%	2.10%
Ratios to Average Net Assets G
Expenses before expense reductions	.76% A	.77%	.89%	.84%	1.01% A
Expenses net of voluntary waivers, if any	.76% A	.77%	.89%	.84%	1.01% A
Expenses net of all reductions	.72% A	.76%	.85%	.79%	1.00% A
Net investment income (loss)	.22% A	.26%	.32%	.39%	.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 97,191	$ 65,718	$ 52,603	$ 47,471	$ 61,229
Portfolio turnover rate	92% A	56%	124%	166%	82% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 18, 2001 (commencement of operations) to December 31, 2001.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Health Care Portfolio (the fund) is a non-diversified fund of Variable Insurance Products Fund IV (the trust) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The fund is authorized to issue an unlimited number of shares. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers Initial Class shares. On January 20, 2005, The Board of Trustees approved the creation of an Investor Class, a new class of shares of the fund. These shares are expected to be available on or about July 21, 2005. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, non-taxable dividends, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 16,177,266
Unrealized depreciation	(1,922,117)
Net unrealized appreciation (depreciation)	$ 14,255,149
Cost for federal income tax purposes	$ 83,680,028

Health Care Portfolio

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $58,601,728 and $32,927,154, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee with respect to the account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. The fund pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $21,851 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,059 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collat-eral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. At period end there were no security loans outstanding.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $11,407 for the period.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the fund.

Health Care Portfolio

Semiannual Report

Health Care Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodians

JPMorgan Chase Bank
New York, NY

State Street Bank & Trust Co.
Quincy, MA

VHCIC-SANN-0805
1.817376.100

Fidelity® Variable Insurance Products:

International Capital Appreciation Portfolio

Semiannual Report

June 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

International Capital Appreciation Portfolio

Fidelity Variable Insurance Products: International Capital Appreciation Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 to June 30, 2005
Initial Class
Actual	$ 1,000.00	$ 981.40	$ 5.40
Hypothetical A	$ 1,000.00	$ 1,019.34	$ 5.51
Service Class
Actual	$ 1,000.00	$ 981.40	$ 5.90
Hypothetical A	$ 1,000.00	$ 1,018.84	$ 6.01
Service Class 2
Actual	$ 1,000.00	$ 980.50	$ 6.63
Hypothetical A	$ 1,000.00	$ 1,018.10	$ 6.76
Initial Class R
Actual	$ 1,000.00	$ 981.40	$ 5.40
Hypothetical A	$ 1,000.00	$ 1,019.34	$ 5.51
Service Class R
Actual	$ 1,000.00	$ 981.40	$ 5.90
Hypothetical A	$ 1,000.00	$ 1,018.84	$ 6.01
Service Class 2R
Actual	$ 1,000.00	$ 980.50	$ 6.63
Hypothetical A	$ 1,000.00	$ 1,018.10	$ 6.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	1.10%
Service Class	1.20%
Service Class 2	1.35%
Initial Class R	1.10%
Service Class R	1.20%
Service Class 2R	1.35%

Semiannual Report

Fidelity Variable Insurance Products: International Capital Appreciation Portfolio

Investment Changes

Geographic Diversification (% of fund's net assets)
As of June 30, 2005
Japan	15.0%
United States of America	13.7%
France	11.6%
Switzerland	11.0%
United Kingdom	9.9%
Taiwan	6.8%
Netherlands	6.2%
India	5.1%
Canada	3.0%
Other	17.7%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of December 31, 2004
Switzerland	15.1%
Japan	14.2%
France	12.5%
United Kingdom	11.9%
Germany	7.0%
Netherlands	5.8%
United States of America	5.4%
Brazil	3.9%
Hong Kong	3.5%
Other	20.7%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	88.2	95.7
Short-Term Investments and Net Other Assets	11.8	4.3
Top Ten Stocks as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (Taiwan, Semiconductors & Semiconductor Equipment)	3.6	0.0
Total SA Series B (France, Oil, Gas & Consumable Fuels)	3.5	2.1
ASML Holding NV (NY Shares) (Netherlands, Semiconductors & Semiconductor Equipment)	3.4	3.3
UBS AG (Reg.) (Switzerland, Capital Markets)	3.3	3.2
State Bank of India (India, Commercial Banks)	3.3	0.6
Sumitomo Mitsui Financial Group, Inc. (Japan, Commercial Banks)	3.0	2.1
Hoya Corp. (Japan, Electronic Equipment & Instruments)	2.9	0.6
Credit Suisse Group (Reg.) (Switzerland, Capital Markets)	2.8	1.6
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	2.4	0.0
BAE Systems PLC (United Kingdom, Aerospace & Defense)	2.1	0.5
	30.3
Market Sectors as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.6	22.5
Information Technology	17.8	12.8
Consumer Discretionary	16.2	14.8
Energy	11.3	7.4
Health Care	5.9	12.5
Industrials	5.3	8.1
Materials	4.5	6.5
Telecommunication Services	3.8	8.2
Consumer Staples	2.8	2.9

International Capital Appreciation Portfolio

Fidelity Variable Insurance Products: International Capital Appreciation Portfolio

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.2%
	Shares	Value (Note 1)
Bermuda - 0.4%
GOME Electrical Appliances Holdings Ltd.	10,000	$ 8,622
Brazil - 1.0%
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	1,700	20,570
Canada - 3.0%
Canadian Natural Resources Ltd.	800	28,991
EnCana Corp.	800	31,557
TOTAL CANADA		60,548
China - 1.4%
Global Bio-Chem Technology Group Co. Ltd.	30,000	18,627
Weichai Power Co. Ltd. (H Shares)	3,000	8,879
TOTAL CHINA		27,506
Denmark - 1.5%
GN Store Nordic AS	2,550	28,887
Finland - 0.8%
Nokia Corp. sponsored ADR	900	14,976
France - 11.6%
Groupe Danone	200	17,596
Pernod-Ricard	130	20,766
Renault SA	400	35,288
Societe Generale Series A	300	30,550
Technip-Coflexip SA	400	18,569
Thomson SA	1,700	40,734
Total SA Series B	300	70,110
TOTAL FRANCE		233,613
Germany - 1.7%
Allianz AG (Reg.)	300	34,478
Hong Kong - 2.2%
Li & Fung Ltd.	8,000	16,626
Solomon Systech Ltd.	18,000	6,370
Techtronic Industries Co. Ltd.	8,500	21,493
TOTAL HONG KONG		44,489
India - 5.1%
Bank of Baroda	1,886	8,710
Satyam Computer Services Ltd.	2,364	27,729
State Bank of India	3,772	66,066
TOTAL INDIA		102,505
Ireland - 0.9%
Ryanair Holdings PLC sponsored ADR (a)	400	17,936
Italy - 1.5%
ENI Spa	1,200	30,768
Japan - 15.0%
Canon, Inc.	400	21,052
Credit Saison Co. Ltd.	500	16,636
Honda Motor Co. Ltd.	500	24,610

	Shares	Value (Note 1)
Hoya Corp.	500	$ 57,707
Mitsui & Co. Ltd.	2,000	18,935
Nitto Denko Corp.	600	34,408
Nomura Holdings, Inc.	1,900	22,705
Sega Sammy Holdings, Inc.	500	30,657
Sumitomo Mitsui Financial Group, Inc.	9	60,863
Yahoo! Japan Corp.	6	12,605
TOTAL JAPAN		300,178
Mexico - 0.8%
Grupo Mexico SA de CV Series B	9,459	15,456
Netherlands - 6.2%
ASML Holding NV (NY Shares) (a)	4,400	68,904
ING Groep NV (Certificaten Van Aandelen)	1,000	28,050
QIAGEN NV (a)	2,400	27,696
TOTAL NETHERLANDS		124,650
Norway - 1.2%
DnB NOR ASA	2,200	22,979
Philippines - 1.0%
Philippine Long Distance Telephone Co.	670	19,391
Russia - 0.8%
Mobile TeleSystems OJSC sponsored ADR	500	16,825
South Africa - 1.4%
Edgars Consolidated Stores Ltd.	200	8,720
JD Group Ltd.	1,900	18,343
TOTAL SOUTH AFRICA		27,063
Spain - 1.1%
Telefonica SA	1,352	22,038
Switzerland - 11.0%
Credit Suisse Group (Reg.)	1,448	56,675
Novartis AG (Reg.)	454	21,538
Roche Holding AG (participation certificate)	306	38,726
The Swatch Group AG (Reg.)	1,331	38,061
UBS AG (Reg.)	857	66,717
TOTAL SWITZERLAND		221,717
Taiwan - 6.8%
AU Optronics Corp. sponsored ADR	1,600	27,104
Optimax Technology Corp.	16,078	37,156
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	7,979	72,768
TOTAL TAIWAN		137,028
United Kingdom - 9.9%
ARM Holdings PLC	4,700	9,537
BAE Systems PLC	8,400	43,194
BHP Billiton PLC	1,500	19,135
BP PLC	4,600	47,825
British Airways PLC (a)	3,600	16,848
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
Carnival PLC	500	$ 28,372
Reuters Group PLC	4,900	34,678
TOTAL UNITED KINGDOM		199,589
United States of America - 1.9%
NTL, Inc. (a)	300	20,526
Telewest Global, Inc. (a)	800	18,224
TOTAL UNITED STATES OF AMERICA		38,750
TOTAL COMMON STOCKS (Cost $1,743,243)		1,770,562
Money Market Funds - 15.1%

Fidelity Cash Central Fund, 3.21% (b) (Cost $303,763)	303,763	303,763
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $2,047,006)		2,074,325
NET OTHER ASSETS - (3.3)%		(65,529)
NET ASSETS - 100%		$ 2,008,796
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

See accompanying notes which are an integral part of the financial statements.

International Capital Appreciation Portfolio

Fidelity Variable Insurance Products: International Capital Appreciation Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2005 (Unaudited)
Assets
Investment in securities, at value (cost $2,047,006) - See accompanying schedule		$ 2,074,325
Receivable for investments sold		32,129
Dividends receivable		6,713
Interest receivable		463
Receivable from investment adviser for expense reductions		7,396
Other receivables		248
Total assets		2,121,274
Liabilities
Payable to custodian bank	$ 45,054
Payable for investments purchased	47,086
Accrued management fee	1,214
Distribution fees payable	218
Other affiliated payables	180
Other payables and accrued expenses	18,726
Total liabilities		112,478
Net Assets		$ 2,008,796
Net Assets consist of:
Paid in capital		$ 2,002,060
Undistributed net investment income		14,131
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(33,806)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		26,411
Net Assets		$ 2,008,796
Initial Class: Net Asset Value, offering price and redemption price per share ($301,527 ÷ 30,031 shares)		$ 10.04

Service Class: Net Asset Value, offering price and redemption price per share ($301,368 ÷ 30,031 shares)		$ 10.04
Service Class 2: Net Asset Value, offering price and redemption price per share ($401,502 ÷ 40,041 shares)		$ 10.03
Initial Class R: Net Asset Value, offering price and redemption price per share ($301,527 ÷ 30,031 shares)		$ 10.04
Service Class R: Net Asset Value, offering price and redemption price per share ($301,368 ÷ 30,031 shares)		$ 10.04
Service Class 2R: Net Asset Value, offering price and redemption price per share ($401,504 ÷ 40,041 shares)		$ 10.03

Statement of Operations

	Six months ended June 30, 2005 (Unaudited)

Investment Income
Dividends		$ 28,791
Interest		1,946
		30,737
Less foreign taxes withheld		(4,109)
Total income		26,628

Expenses
Management fee	$ 7,261
Transfer agent fees	738
Distribution fees	1,306
Accounting fees and expenses	415
Independent trustees' compensation	4
Custodian fees and expenses	26,450
Audit	16,900
Legal	1
Miscellaneous	35
Total expenses before reductions	53,110
Expense reductions	(41,810)	11,300
Net investment income (loss)		15,328
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(33,158)
Foreign currency transactions	(402)
Total net realized gain (loss)		(33,560)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $602)	(21,555)
Assets and liabilities in foreign currencies	(229)
Total change in net unrealized appreciation (depreciation)		(21,784)
Net gain (loss)		(55,344)
Net increase (decrease) in net assets resulting from operations		$ (40,016)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: International Capital Appreciation Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2005 (Unaudited)	For the period December 22, 2004 (commencement of operations) to December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,328	$ 381
Net realized gain (loss)	(33,560)	176
Change in net unrealized appreciation (depreciation)	(21,784)	48,195
Net increase (decrease) in net assets resulting from operations	(40,016)	48,752
Distributions to shareholders from net realized gain	(2,000)	-
Share transactions - net increase (decrease)	2,000	2,000,060
Total increase (decrease) in net assets	(40,016)	2,048,812

Net Assets
Beginning of period	2,048,812	-
End of period (including undistributed net investment income of $14,131 and accumulated net investment loss of $408, respectively)	$ 2,008,796	$ 2,048,812
Other Information:
Share Transactions	Six months ended June 30, 2005 (Unaudited)
	Initial Class	Service Class	Service Class 2	Initial Class R	Service Class R	Service Class 2R
Shares Reinvested	30	30	40	30	30	40

Dollars Reinvested	$ 300	$ 300	$ 400	$ 300	$ 300	$ 400

Share Transactions	For the period December 22, 2004 (commencement of operations) to December 31, 2004
	Initial Class	Service Class	Service Class 2	Initial Class R	Service Class R	Service Class 2R
Shares Sold	30,001	30,001	40,001	30,001	30,001	40,001

Dollars Sold	$ 300,010	$ 300,010	$ 400,010	$ 300,010	$ 300,010	$ 400,010

Distributions	Six months ended June 30, 2005 (Unaudited)
	Initial Class	Service Class	Service Class 2	Initial Class R	Service Class R	Service Class 2R
From net realized gain	$ 300	$ 300	$ 400	$ 300	$ 300	$ 400

See accompanying notes which are an integral part of the financial statements.

International Capital Appreciation Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2005	Year ended December 31,
	(Unaudited)	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	- H
Net realized and unrealized gain (loss)	(.27)	.24
Total from investment operations	(.19)	.24
Distributions from net realized gain	(.01)	-
Net asset value, end of period	$ 10.04	$ 10.24
Total Return B, C, D	(1.86)%	2.40%
Ratios to Average Net Assets G
Expenses before expense reductions	5.15% A	43.27% A
Expenses net of voluntary waivers, if any	1.10% A	1.10% A
Expenses net of all reductions	.99% A	.92% A
Net investment income (loss)	.83% I	.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 302	$ 307
Portfolio turnover rate	138% A	52% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 22, 2004 (commencement of operations) to December 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Ratio has not been annualized because of the uneven rate at which the fund earns dividend income throughout the fiscal year.

Financial Highlights - Service Class

	Six months ended June 30, 2005	Year ended December 31,
	(Unaudited)	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	- H
Net realized and unrealized gain (loss)	(.27)	.24
Total from investment operations	(.19)	.24
Distributions from net realized gain	(.01)	-
Net asset value, end of period	$ 10.04	$ 10.24
Total Return B, C, D	(1.86)%	2.40%
Ratios to Average Net Assets G
Expenses before expense reductions	5.25% A	43.36% A
Expenses net of voluntary waivers, if any	1.20% A	1.20% A
Expenses net of all reductions	1.09% A	1.01% A
Net investment income (loss)	.78% I	.71% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 301	$ 307
Portfolio turnover rate	138% A	52% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 22, 2004 (commencement of operations) to December 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Ratio has not been annualized because of the uneven rate at which the fund earns dividend income throughout the fiscal year.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2005	Year ended December 31,
	(Unaudited)	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	- H
Net realized and unrealized gain (loss)	(.27)	.24
Total from investment operations	(.20)	.24
Distributions from net realized gain	(.01)	-
Net asset value, end of period	$ 10.03	$ 10.24
Total Return B, C, D	(1.95)%	2.40%
Ratios to Average Net Assets G
Expenses before expense reductions	5.40% A	43.51% A
Expenses net of voluntary waivers, if any	1.35% A	1.35% A
Expenses net of all reductions	1.24% A	1.17% A
Net investment income (loss)	.70% I	.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 402	$ 410
Portfolio turnover rate	138% A	52% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 22, 2004 (commencement of operations) to December 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Ratio has not been annualized because of the uneven rate at which the fund earns dividend income throughout the fiscal year.

Financial Highlights - Initial Class R

	Six months ended June 30, 2005	Year ended December 31,
	(Unaudited)	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	- H
Net realized and unrealized gain (loss)	(.27)	.24
Total from investment operations	(.19)	.24
Distributions from net realized gain	(.01)	-
Net asset value, end of period	$ 10.04	$ 10.24
Total Return B, C, D	(1.86)%	2.40%
Ratios to Average Net Assets G
Expenses before expense reductions	5.15% A	43.27% A
Expenses net of voluntary waivers, if any	1.10% A	1.10% A
Expenses net of all reductions	.99% A	.92% A
Net investment income (loss)	.83% I	.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 302	$ 307
Portfolio turnover rate	138% A	52% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 22, 2004 (commencement of operations) to December 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Ratio has not been annualized because of the uneven rate at which the fund earns dividend income throughout the fiscal year.

See accompanying notes which are an integral part of the financial statements.

International Capital Appreciation Portfolio

Financial Highlights - Service Class R

	Six months ended June 30, 2005	Year ended December 31,
	(Unaudited)	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	- H
Net realized and unrealized gain (loss)	(.27)	.24
Total from investment operations	(.19)	.24
Distributions from net realized gain	(.01)	-
Net asset value, end of period	$ 10.04	$ 10.24
Total Return B, C, D	(1.86)%	2.40%
Ratios to Average Net Assets G
Expenses before expense reductions	5.25% A	43.36% A
Expenses net of voluntary waivers, if any	1.20% A	1.20% A
Expenses net of all reductions	1.09% A	1.01% A
Net investment income (loss)	.78% I	.71% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 301	$ 307
Portfolio turnover rate	138% A	52% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 22, 2004 (commencement of operations) to December 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Ratio has not been annualized because of the uneven rate at which the fund earns dividend income throughout the fiscal year.

Financial Highlights - Service Class 2R

	Six months ended June 30, 2005	Year ended December 31,
	(Unaudited)	2004 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	- H
Net realized and unrealized gain (loss)	(.27)	.24
Total from investment operations	(.20)	.24
Distributions from net realized gain	(.01)	-
Net asset value, end of period	$ 10.03	$ 10.24
Total Return B, C, D	(1.95)%	2.40%
Ratios to Average Net Assets G
Expenses before expense reductions	5.40% A	43.51% A
Expenses net of voluntary waivers, if any	1.35% A	1.35% A
Expenses net of all reductions	1.25% A	1.17% A
Net investment income (loss)	.70% I	.55% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 402	$ 410
Portfolio turnover rate	138% A	52% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 22, 2004 (commencement of operations) to December 31, 2004.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Ratio has not been annualized because of the uneven rate at which the fund earns dividend income throughout the fiscal year.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2005 (Unaudited)

1. Significant Accounting Policies.

International Capital Appreciation Portfolio (the fund) is a fund of Variable Insurance Products Fund IV (the trust) (referred to in this report as Fidelity Variable Insurance Products: International Capital Appreciation Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, Initial Class R shares, Service Class R shares and Service Class 2R shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class. On January 20, 2005, the Board of Trustees approved the creation of an Investor Class R, a new class of shares of the fund. These shares are expected to be available on or about July 21, 2005.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

International Capital Appreciation Portfolio

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 77,246
Unrealized depreciation	(52,389)
Net unrealized appreciation (depreciation)	$ 24,857
Cost for federal income tax purposes	$ 2,049,468

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares and Service Class 2R shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,291,006 and $1,427,615, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 151
Service Class 2	502
Service Class R	151
Service Class 2R	502
$ 1,306

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 111
Service Class	111
Service Class 2	147
Initial Class R	111
Service Class R	111
Service Class 2R	147
$ 738

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $463 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Initial Class	1.10%	$ 6,115
Service Class	1.20%	6,114
Service Class 2	1.35%	8,146
Initial Class R	1.10%	6,116
Service Class R	1.20%	6,114
Service Class 2R	1.35%	8,144
		$ 40,749

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,055 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $6.

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the fund.

International Capital Appreciation Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPCAP-SANN-0805
1.818378.100

Fidelity® Variable Insurance Products:

Natural Resources Portfolio

Semiannual Report

June 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Natural Resources Portfolio

Fidelity Variable Insurance Products: Natural Resources Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005) for Initial Class and for the entire period (April 6, 2005 to June 30, 2005) for Service Class 2. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, if these transactional costs were included, your costs would have been higher.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period January 1, 2005 to June 30, 2005
Initial Class
Actual	$ 1,000.00	$ 1,180.40	$ 3.89B
HypotheticalA	$ 1,000.00	$ 1,021.22	$ 3.61C
Service Class 2
Actual	$ 1,000.00	$ 1,015.80	$ 2.42B
HypotheticalA	$ 1,000.00	$ 1,019.74	$ 5.11C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Initial Class and multiplied by 86/365 (to reflect the period April 6, 2005 to June 30, 2005) for Service Class 2.

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.72%
Service Class 2	1.02%

Semiannual Report

Fidelity Variable Insurance Products: Natural Resources Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
ConocoPhillips	5.4	6.3
BP PLC sponsored ADR	5.4	8.1
Schlumberger Ltd. (NY Shares)	5.3	4.7
National Oilwell Varco, Inc.	4.9	0.8
Premcor, Inc.	4.3	0.8
Halliburton Co.	4.2	5.6
Newmont Mining Corp.	3.9	4.2
Exxon Mobil Corp.	3.3	8.7
Smith International, Inc.	3.2	2.2
EnCana Corp.	3.1	3.3
	43.0
Top Industries (% of fund's net assets)
As of June 30, 2005
Oil, Gas & Consumable Fuels	49.2%
Energy Equipment & Services	33.9%
Metals & Mining	9.9%
Paper & Forest Products	1.5%
Containers & Packaging	1.0%
All Others*	4.5%

As of December 31, 2004
Oil & Gas	48.9%
Energy Equipment & Services	29.3%
Metals & Mining	12.2%
Paper & Forest Products	4.7%
Containers & Packaging	1.9%
All Others*	3.0%

* Includes short-term investments and net other assets.

Industry assignments in the tables above reflect the classification scheme in place as of the date of the tables. Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Natural Resources Portfolio

Fidelity Variable Insurance Products: Natural Resources Portfolio

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (Note 1)
CONSTRUCTION & ENGINEERING - 0.9%
Construction & Engineering - 0.9%
Chicago Bridge & Iron Co. NV (NY Shares)	89,600	$ 2,048,256
CONTAINERS & PACKAGING - 1.0%
Paper Packaging - 1.0%
Packaging Corp. of America	890	18,735
Smurfit-Stone Container Corp. (a)	222,879	2,266,679
		2,285,414
ELECTRICAL EQUIPMENT - 0.2%
Electrical Components & Equipment - 0.2%
Hydrogenics Corp. (a)	140,268	499,158
Heavy Electrical Equipment - 0.0%
Areva (investment certificates)	100	42,730
TOTAL ELECTRICAL EQUIPMENT		541,888
ENERGY EQUIPMENT & SERVICES - 33.9%
Oil & Gas Drilling - 8.0%
Diamond Offshore Drilling, Inc.	10,100	539,643
ENSCO International, Inc.	10,900	389,675
GlobalSantaFe Corp.	100,700	4,108,560
Nabors Industries Ltd. (a)	22,700	1,376,074
Noble Corp.	50,730	3,120,402
Precision Drilling Corp. (a)	68,800	2,711,681
Pride International, Inc. (a)	167,800	4,312,460
Rowan Companies, Inc.	13,700	407,027
Transocean, Inc. (a)	22,400	1,208,928
		18,174,450
Oil & Gas Equipment & Services - 25.9%
Baker Hughes, Inc.	100,580	5,145,673
BJ Services Co.	73,700	3,867,776
Cooper Cameron Corp. (a)	24,300	1,507,815
Grant Prideco, Inc. (a)	82,600	2,184,770
Halliburton Co.	199,700	9,549,654
Hornbeck Offshore Services, Inc. (a)	65,800	1,782,522
Lone Star Technologies, Inc. (a)	9,400	427,700
Maverick Tube Corp. (a)	51,700	1,540,660
National Oilwell Varco, Inc. (a)	233,214	11,086,994
NS Group, Inc. (a)	6,800	221,068
Pason Systems, Inc.	11,000	191,234
RPC, Inc.	1,000	16,920
Schlumberger Ltd. (NY Shares)	157,260	11,942,324
Smith International, Inc.	114,640	7,302,568
Weatherford International Ltd. (a)	29,800	1,727,804
		58,495,482
TOTAL ENERGY EQUIPMENT & SERVICES		76,669,932

	Shares	Value (Note 1)
GAS UTILITIES - 0.5%
Gas Utilities - 0.5%
Questar Corp.	16,500	$ 1,087,350
MACHINERY - 0.6%
Construction & Farm Machinery & Heavy Trucks - 0.6%
Bucyrus International, Inc. Class A	33,900	1,287,522
MARINE - 0.0%
Marine - 0.0%
Odfjell ASA (A Shares)	2,550	48,391
METALS & MINING - 9.9%
Aluminum - 1.4%
Alcan, Inc.	520	15,610
Alcoa, Inc.	109,790	2,868,813
Aleris International, Inc. (a)	9,000	202,950
Century Aluminum Co. (a)	1,100	22,440
		3,109,813
Diversified Metals & Mining - 2.0%
Freeport-McMoRan Copper & Gold, Inc. Class B	840	31,450
Inmet Mining Corp. (a)	18,700	241,916
Noranda, Inc.	51,700	886,985
Phelps Dodge Corp.	8,200	758,500
RTI International Metals, Inc. (a)	9,700	304,677
Teck Cominco Ltd. Class B (sub. vtg.)	47,300	1,595,970
Titanium Metals Corp. (a)(d)	13,400	760,986
		4,580,484
Gold - 4.7%
Alamos Gold, Inc. (a)	112,100	384,280
Goldcorp, Inc.	51,200	814,469
Kinross Gold Corp. (a)	88,600	542,360
Newmont Mining Corp.	229,100	8,941,773
		10,682,882
Precious Metals & Minerals - 1.3%
Apex Silver Mines Ltd. (a)	81,300	1,117,062
Industrias Penoles SA de CV	315,600	1,476,601
Stillwater Mining Co. (a)	26,300	195,146
		2,788,809
Steel - 0.5%
Companhia Vale do Rio Doce sponsored ADR	1,000	29,280
IPSCO, Inc.	2,600	113,363
Compania Siderurgica Nacional SA (CSN) sponsored ADR	19,600	316,540
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	39,500	649,871
		1,109,054
TOTAL METALS & MINING		22,271,042
Common Stocks - continued
	Shares	Value (Note 1)
OIL, GAS & CONSUMABLE FUELS - 49.2%
Coal & Consumable Fuels - 5.9%
Arch Coal, Inc.	8,900	$ 484,783
Cameco Corp.	68,600	3,059,900
CONSOL Energy, Inc.	73,400	3,932,772
Massey Energy Co.	55,000	2,074,600
Peabody Energy Corp.	72,800	3,788,512
USEC, Inc.	900	13,176
		13,353,743
Integrated Oil & Gas - 18.5%
Amerada Hess Corp.	15,400	1,640,254
BG Group PLC sponsored ADR	44,400	1,847,040
BP PLC sponsored ADR	194,540	12,135,405
ChevronTexaco Corp.	600	33,552
ConocoPhillips	213,662	12,283,430
ENI Spa sponsored ADR	100	12,820
Exxon Mobil Corp.	130,300	7,488,341
Marathon Oil Corp.	500	26,685
Occidental Petroleum Corp.	57,700	4,438,861
OMV AG	200	87,128
Total SA sponsored ADR	16,920	1,977,102
		41,970,618
Oil & Gas Exploration & Production - 14.9%
Apache Corp.	9,600	620,160
Blackrock Ventures, Inc. (a)	2,200	17,705
Burlington Resources, Inc.	400	22,096
Cabot Oil & Gas Corp.	18,700	648,890
Canadian Natural Resources Ltd.	88,400	3,203,526
Chesapeake Energy Corp.	92,400	2,106,720
Comstock Resources, Inc. (a)	18,700	472,923
Denbury Resources, Inc. (a)	11,000	437,470
EnCana Corp.	175,836	6,936,136
Encore Acquisition Co. (a)	14,000	574,000
Energy Partners Ltd. (a)	600	15,726
Forest Oil Corp. (a)	77,900	3,271,800
Gastar Exploration Ltd. (a)	124,600	365,095
Newfield Exploration Co. (a)	30,600	1,220,634
Nexen, Inc.	700	21,254
Noble Energy, Inc.	2,300	173,995
Norsk Hydro ASA sponsored ADR	8,700	789,264
Petroleum Development Corp. (a)	18,800	598,780
Plains Exploration & Production Co. (a)	115,200	4,093,056
Pogo Producing Co.	18,300	950,136
Quicksilver Resources, Inc. (a)	39,500	2,525,235
Range Resources Corp.	93,700	2,520,530
Southwestern Energy Co. (a)	2,600	122,148
Talisman Energy, Inc.	5,900	221,033
Ultra Petroleum Corp. (a)	38,300	1,162,788
Unocal Corp.	8,600	559,430
		33,650,530

	Shares	Value (Note 1)
Oil & Gas Refining & Marketing - 8.8%
Ashland, Inc.	19,600	$ 1,408,652
Frontier Oil Corp.	113,100	3,319,485
Giant Industries, Inc. (a)	19,300	694,800
Holly Corp.	25,600	1,194,752
Neste Oil Oyj	36,900	955,607
Polski Koncern Naftowy Orlen SA	30,100	454,299
Premcor, Inc.	129,200	9,584,056
Sunoco, Inc.	19,800	2,250,864
Tupras-Turkiye Petrol Rafinerileri AS	2,000	28,711
		19,891,226
Oil & Gas Storage & Transport - 1.1%
El Paso Corp.	101,800	1,172,736
OMI Corp.	51,300	975,213
Williams Companies, Inc.	17,700	336,300
		2,484,249
TOTAL OIL, GAS & CONSUMABLE FUELS		111,350,366
PAPER & FOREST PRODUCTS - 1.5%
Forest Products - 0.1%
Canfor Corp. (a)	184	2,208
Sino-Forest Corp. (a)	65,000	146,425
		148,633
Paper Products - 1.4%
Georgia-Pacific Corp.	19,200	610,560
MeadWestvaco Corp.	39,700	1,113,188
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	121,800	1,473,780
		3,197,528
TOTAL PAPER & FOREST PRODUCTS		3,346,161
TOTAL COMMON STOCKS (Cost $185,341,669)		220,936,322
Money Market Funds - 4.4%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 3.21% (b)	9,481,161	$ 9,481,161
Fidelity Securities Lending Cash Central Fund, 3.23% (b)(c)	565,000	565,000
TOTAL MONEY MARKET FUNDS (Cost $10,046,161)		10,046,161
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $195,387,830)		230,982,483
NET OTHER ASSETS - (2.1)%		(4,778,220)
NET ASSETS - 100%		$ 226,204,263
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	69.5%
Canada	10.4%
United Kingdom	6.2%
Netherlands Antilles	5.3%
Cayman Islands	3.7%
Brazil	1.0%
Others (individually less than 1%)	3.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Natural Resources Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $567,900) (cost $195,387,830) - See accompanying schedule		$ 230,982,483
Receivable for investments sold		337,447
Receivable for fund shares sold		221,106
Dividends receivable		136,653
Interest receivable		14,807
Prepaid expenses		164
Other receivables		55,141
Total assets		231,747,801

Liabilities
Payable for investments purchased	$ 4,832,119
Accrued management fee	102,222
Distribution fees payable	231
Other affiliated payables	18,013
Other payables and accrued expenses	25,953
Collateral on securities loaned, at value	565,000
Total liabilities		5,543,538

Net Assets		$ 226,204,263
Net Assets consist of:
Paid in capital		$ 186,631,630
Undistributed net investment income		647,255
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,338,297
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		35,587,081
Net Assets		$ 226,204,263
Initial Class: Net Asset Value, offering price and redemption price per share ($224,242,146 ÷ 13,961,655 shares)		$ 16.06
Service Class 2: Net Asset Value, offering price and redemption price per share ($1,962,117 ÷ 122,250 shares)		$ 16.05

Statement of Operations

	Six months ended June 30, 2005 (Unaudited)

Investment Income
Dividends		$ 1,206,343
Interest		76,140
Security lending		1,207
		1,283,690
Less foreign taxes withheld		(34,986)
Total income		1,248,704

Expenses
Management fee	$ 519,910
Transfer agent fees	63,891
Distribution fees	285
Accounting and security lending fees	34,158
Independent trustees' compensation	376
Custodian fees and expenses	15,000
Audit	20,785
Legal	1,303
Miscellaneous	2,469
Total expenses before reductions	658,177
Expense reductions	(56,728)	601,449
Net investment income (loss)		647,255
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	4,194,435
Investment not meeting investment restrictions	(10,473)
Foreign currency transactions	(25,449)
Payment from investment advisor for loss on investment not meeting investment restrictions	10,473
Total net realized gain (loss)		4,168,986
Change in net unrealized appreciation (depreciation) on: Investment securities	20,049,338
Assets and liabilities in foreign currencies	(7,758)
Total change in net unrealized appreciation (depreciation)		20,041,580
Net gain (loss)		24,210,566
Net increase (decrease) in net assets resulting from operations		$ 24,857,821

See accompanying notes which are an integral part of the financial statements.

Natural Resources Portfolio

Statement of Changes in Net Assets

	Six months ended June 30, 2005 (Unaudited)	Year ended December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 647,255	$ 555,603
Net realized gain (loss)	4,168,986	3,910,059
Change in net unrealized appreciation (depreciation)	20,041,580	11,069,847
Net increase (decrease) in net assets resulting from operations	24,857,821	15,535,509
Distributions to shareholders from net investment income	-	(592,299)
Distributions to shareholders from net realized gain	(151,679)	-
Total distributions	(151,679)	(592,299)
Share transactions - net increase (decrease)	75,615,823	79,113,081
Redemption fees	101,169	101,073
Total increase (decrease) in net assets	100,423,134	94,157,364

Net Assets
Beginning of period	125,781,129	31,623,765
End of period (including undistributed net investment income of $647,255 and undistributed net investment income of $0, respectively)	$ 226,204,263	$ 125,781,129
Other Information:
Share Transactions	Six months ended June 30, 2005
	Initial Class	Service Class 2
Shares Sold	6,297,522	124,593
Reinvested	10,311	-
Redeemed	(1,580,271)	(2,343)
Net increase (decrease)	4,727,562	122,250

Dollars Sold	$ 96,128,898	$ 1,954,828
Reinvested	151,679	-
Redeemed	(22,581,896)	(37,686)
Net increase (decrease)	$ 73,698,681	$ 1,917,142

Share Transactions	Year ended December 31, 2004
	Initial Class	Service Class 2
Shares Sold	7,384,923	-
Reinvested	43,392	-
Redeemed	(1,058,987)	-
Net increase (decrease)	6,369,328	-

Dollars Sold	$ 91,406,678	$ -
Reinvested	592,299	-
Redeemed	(12,885,896)	-
Net increase (decrease)	$ 79,113,081	$ -

Distributions	Six months ended June 30, 2005
	Initial Class	Service Class 2
From net investment income	$ -	$ -
From net realized gain	151,679	-
Total	$ 151,679	$ -

	Year ended December 31, 2004
	Initial Class	Service Class 2
From net investment income	$ 592,299	$ -
From net realized gain	-	-
Total	$ 592,299	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 11.04	$ 8.49	$ 9.68	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.05	.10	.05	.06	.02
Net realized and unrealized gain (loss)	2.40	2.53	2.54	(1.20)	(.35)
Total from investment operations	2.45	2.63	2.59	(1.14)	(.33)
Distributions from net investment income	-	(.07)	(.05)	(.07)	(.01)
Distributions from net realized gain	(.02)	-	-	-	-
Total distributions	(.02)	(.07)	(.05)	(.07)	(.01)
Redemption fees added to paid in capitalE	.01	.02	.01	.02	.02
Net asset value, end of period	$ 16.06	$ 13.62	$ 11.04	$ 8.49	$ 9.68
Total ReturnB,C,D	18.04%	23.96%	30.61%	(11.58)%	(3.10)%
Ratios to Average Net AssetsG
Expenses before expense reductions	.72%A	.78%	1.26%	1.10%	2.11%A
Expenses net of voluntary waivers, if any	.72%A	.78%	1.26%	1.10%	1.50%A
Expenses net of all reductions	.66%A	.74%	1.25%	1.08%	1.44%A
Net investment income (loss)	.71%A	.80%	.56%	.70%	.49%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 224,242	$ 125,781	$ 31,624	$ 20,537	$ 12,326
Portfolio turnover rate	120%A	87%	73%	83%	129%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period July 19, 2001 (commencement of operations) to December 31, 2001.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Natural Resources Portfolio

Financial Highlights - Service Class 2

Six months ended June 30, 2005F
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 15.80
Income from Investment Operations
Net investment income (loss)E	.02
Net realized and unrealized gain (loss)	.23
Total from investment operations	.25
Net asset value, end of period	$ 16.05
Total ReturnB,C,D	1.58%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.02%A
Expenses net of voluntary waivers, if any	1.02%A
Expenses net of all reductions	.95%A
Net investment income (loss)	.66%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,962
Portfolio turnover rate	120%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 6, 2005 (commencement of sale of shares) to June 30, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Natural Resources Portfolio (the fund) is a non-diversified fund of Variable Insurance Products Fund IV (the trust) (referred to in this report as Fidelity Variable Insurance Products: Natural Resources Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares and Service Class 2 shares. The fund commenced sale of Service Class 2 shares on April 6, 2005. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class. On January 20, 2005, the Board of Trustees approved the creation of an Investor Class, a new class of shares of the fund. These shares are expected to be available on or about July 21, 2005.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Natural Resources Portfolio

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 38,839,130
Unrealized depreciation	(4,326,152)
Net unrealized appreciation (depreciation)	$ 34,512,978
Cost for federal income tax purposes	$ 196,469,505

Trading (Redemption) Fees. Initial Class shares and Service Class 2 shares held less than 60 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $178,446,434 and $105,045,098, respectively.

The Fund realized a loss on the sale of an investment not meeting the investment restrictions of the fund. The loss was fully reimbursed by the Fund's investment advisor.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate 12b-1 Plans for Service Class 2 shares. Service Class 2 pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .25% of Service Class 2's average net assets.

For the period, Service Class 2 paid FDC $285, all of which was re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 63,755
Service Class 2	136
$ 63,891

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $75,645 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,056 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $56,728 for the period.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 99% of the total outstanding shares of the fund.

Natural Resources Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodians

JPMorgan Chase Bank
New York, NY

State Street Bank & Trust Co.
Quincy, MA

VNRIC-SANN-0805
1.817382.100

Fidelity® Variable Insurance Products:

Real Estate Portfolio

Semiannual Report

June 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Real Estate Portfolio

Fidelity Variable Insurance Products: Real Estate Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 to June 30, 2005
Initial Class
Actual	$ 1,000.00	$ 1,065.20	$ 3.74
HypotheticalA	$ 1,000.00	$ 1,021.17	$ 3.66
Service Class
Actual	$ 1,000.00	$ 1,064.70	$ 4.25
HypotheticalA	$ 1,000.00	$ 1,020.68	$ 4.16
Service Class 2
Actual	$ 1,000.00	$ 1,063.70	$ 5.01
HypotheticalA	$ 1,000.00	$ 1,019.93	$ 4.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.73%
Service Class	.83%
Service Class 2.98%

Semiannual Report

Fidelity Variable Insurance Products: Real Estate Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Starwood Hotels & Resorts Worldwide, Inc. unit	8.6	8.5
Vornado Realty Trust	6.9	7.8
ProLogis	6.8	7.1
Equity Office Properties Trust	6.7	5.5
Simon Property Group, Inc.	6.6	6.1
General Growth Properties, Inc.	6.3	5.4
CBL & Associates Properties, Inc.	4.8	4.8
Reckson Associates Realty Corp.	4.5	5.0
Public Storage, Inc.	3.4	3.7
Duke Realty Corp.	3.4	4.9
	58.0
Top Five REIT Sectors as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Office Buildings	19.1	17.6
REITs - Industrial Buildings	18.9	23.3
REITs - Malls	17.7	17.5
REITs - Shopping Centers	15.7	14.7
REITs - Apartments	11.0	9.0
Asset Allocation (% of fund's net assets)
As of June 30, 2005	As of December 31, 2004
Stocks 97.9%	Stocks 95.8%
Short-Term Investments and Net Other Assets 2.1%	Short-Term Investments and Net Other Assets 4.2%

Real Estate Portfolio

Fidelity Variable Insurance Products: Real Estate Portfolio

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (Note 1)
HOTELS, RESTAURANTS & LEISURE - 8.6%
Hotels, Resorts & Cruise Lines - 8.6%
Starwood Hotels & Resorts Worldwide, Inc. unit	242,530	$ 14,204,983
REAL ESTATE - 89.3%
REITs - Apartments - 11.0%
American Campus Communities, Inc.	36,000	816,480
Apartment Investment & Management Co. Class A	51,420	2,104,106
AvalonBay Communities, Inc.	44,400	3,587,520
Equity Residential (SBI)	135,500	4,989,110
GMH Communities Trust	65,300	904,405
Pennsylvania Real Estate Investment Trust (SBI)	15,100	717,250
United Dominion Realty Trust, Inc. (SBI)	211,300	5,081,765
TOTAL REITS - APARTMENTS		18,200,636
REITs - Factory Outlets - 0.3%
Tanger Factory Outlet Centers, Inc.	17,900	482,047
REITs - Health Care Facilities - 1.2%
Ventas, Inc.	63,900	1,929,780
REITs - Hotels - 0.9%
Host Marriott Corp.	1,500	26,250
Innkeepers USA Trust (SBI)	34,500	515,430
MeriStar Hospitality Corp. (a)	101,220	870,492
TOTAL REITS - HOTELS		1,412,172
REITs - Industrial Buildings - 18.9%
Catellus Development Corp.	97,853	3,209,578
CenterPoint Properties Trust (SBI)	125,030	5,288,769
Duke Realty Corp.	177,420	5,617,117
ProLogis	277,120	11,151,309
Public Storage, Inc.	89,540	5,663,405
U-Store-It Trust	15,200	289,560
TOTAL REITS - INDUSTRIAL BUILDINGS		31,219,738
REITs - Malls - 17.7%
CBL & Associates Properties, Inc.	182,620	7,865,443

	Shares	Value (Note 1)
General Growth Properties, Inc.	254,851	$ 10,471,828
Simon Property Group, Inc.	149,540	10,840,155
TOTAL REITS - MALLS		29,177,426
REITs - Management/Investment - 2.5%
Capital Automotive (REIT) (SBI)	18,560	708,435
Digital Realty Trust, Inc.	24,800	431,024
Equity Lifestyle Properties, Inc.	29,600	1,176,896
Global Signal, Inc.	14,400	542,160
Plum Creek Timber Co., Inc.	34,400	1,248,720
TOTAL REITS - MANAGEMENT/INVESTMENT		4,107,235
REITs - Mortgage - 1.4%
HomeBanc Mortgage Corp., Georgia	15,600	141,804
Newcastle Investment Corp.	69,400	2,092,410
TOTAL REITS - MORTGAGE		2,234,214
REITs - Office Buildings - 19.1%
American Financial Realty Trust (SBI)	46,300	712,094
Boston Properties, Inc.	78,400	5,488,000
CarrAmerica Realty Corp.	1,500	54,270
Columbia Equity Trust, Inc.	22,000	337,700
Equity Office Properties Trust	331,300	10,966,030
Government Properties Trust, Inc.	29,600	287,712
Highwoods Properties, Inc. (SBI)	10,790	321,110
Kilroy Realty Corp.	22,100	1,049,529
Reckson Associates Realty Corp.	222,810	7,475,276
Trizec Properties, Inc.	231,900	4,770,183
TOTAL REITS - OFFICE BUILDINGS		31,461,904
REITs - Prisons - 0.6%
Correctional Properties Trust	36,898	1,044,213
REITs - Shopping Centers - 15.7%
Developers Diversified Realty Corp.	800	36,768
Federal Realty Investment Trust (SBI)	61,340	3,619,060
Heritage Property Investment Trust, Inc.	23,100	808,962
Inland Real Estate Corp.	89,433	1,438,083
Kimco Realty Corp.	87,500	5,154,625
Kite Realty Group Trust	800	12,000
Pan Pacific Retail Properties, Inc.	28,100	1,865,278
Ramco-Gershenson Properties Trust (SBI)	2,500	73,200
Vornado Realty Trust	141,400	11,368,560
Weingarten Realty Investors (SBI)	40,000	1,568,800
TOTAL REITS - SHOPPING CENTERS		25,945,336
TOTAL REAL ESTATE		147,214,701
TOTAL COMMON STOCKS (Cost $130,493,123)		161,419,684
Money Market Funds - 1.6%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 3.21% (b) (Cost $2,656,113)	2,656,113	$ 2,656,113
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $133,149,236)		164,075,797
NET OTHER ASSETS - 0.5%		804,439
NET ASSETS - 100%		$ 164,880,236
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

See accompanying notes which are an integral part of the financial statements.

Real Estate Portfolio

Fidelity Variable Insurance Products: Real Estate Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $133,149,236) - See accompanying schedule		$ 164,075,797
Receivable for investments sold		425,648
Receivable for fund shares sold		333,039
Dividends receivable		601,457
Interest receivable		9,045
Prepaid expenses		198
Other receivables		9,385
Total assets		165,454,569

Liabilities
Payable for investments purchased	$ 451,324
Accrued management fee	76,307
Distribution fees payable	841
Other affiliated payables	14,516
Other payables and accrued expenses	31,345
Total liabilities		574,333

Net Assets		$ 164,880,236
Net Assets consist of:
Paid in capital		$ 131,670,267
Undistributed net investment income		1,702,631
Accumulated undistributed net realized gain (loss) on investments		580,777
Net unrealized appreciation (depreciation) on investments		30,926,561
Net Assets		$ 164,880,236

Initial Class: Net Asset Value, offering price and redemption price per share ($159,049,675 ÷ 8,622,845 shares)		$ 18.45

Service Class: Net Asset Value, offering price and redemption price per share ($2,921,093 ÷ 158,702 shares)		$ 18.41

Service Class 2: Net Asset Value, offering price and redemption price per share ($2,909,468 ÷ 158,536 shares)		$ 18.35

Statement of Operations

	Six months ended June 30, 2005 (Unaudited)

Investment Income
Dividends		$ 2,196,911
Interest		34,199
Total income		2,231,110

Expenses
Management fee	$ 417,446
Transfer agent fees	49,593
Distribution fees	4,695
Accounting fees and expenses	30,085
Independent trustees' compensation	325
Custodian fees and expenses	6,999
Audit	24,777
Legal	1,007
Miscellaneous	4,060
Total expenses before reductions	538,987
Expense reductions	(10,508)	528,479
Net investment income (loss)		1,702,631
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		1,124,542
Change in net unrealized appreciation (depreciation) on investment securities		5,968,282
Net gain (loss)		7,092,824
Net increase (decrease) in net assets resulting from operations		$ 8,795,455

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Real Estate Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2005 (Unaudited)	Year ended December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,702,631	$ 2,600,440
Net realized gain (loss)	1,124,542	996,072
Change in net unrealized appreciation (depreciation)	5,968,282	22,297,644
Net increase (decrease) in net assets resulting from operations	8,795,455	25,894,156
Distributions to shareholders from net investment income	-	(2,574,398)
Distributions to shareholders from net realized gain	(1,200,957)	(431,678)
Total distributions	(1,200,957)	(3,006,076)
Share transactions - net increase (decrease)	4,027,566	80,958,007
Total increase (decrease) in net assets	11,622,064	103,846,087

Net Assets
Beginning of period	153,258,172	49,412,085
End of period (including undistributed net investment income of $1,702,631 and $0, respectively)	$ 164,880,236	$ 153,258,172
Other Information:

Share Transactions	Six months ended June 30, 2005 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	1,744,718	-	-
Reinvested	68,630	1,261	1,263
Redeemed	(1,655,939)	-	-
Net increase (decrease)	157,409	1,261	1,263
Dollars Sold	$ 30,215,777	$ -	$ -
Reinvested	1,158,471	21,254	21,232
Redeemed	(27,389,168)	-	-
Net increase (decrease)	$ 3,985,080	$ 21,254	$ 21,232

Share Transactions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2
Shares Sold	7,277,962	-	-
Reinvested	169,297	3,283	3,109
Redeemed	(2,389,526)	-	-
Net increase (decrease)	5,057,733	3,283	3,109
Dollars Sold	$ 110,246,700	$ -	$ -
Reinvested	2,897,952	55,606	52,518
Redeemed	(32,294,769)	-	-
Net increase (decrease)	$ 80,849,883	$ 55,606	$ 52,518

Distributions	Six months ended June 30, 2005 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ -	$ -	$ -
From net realized gain	1,158,471	21,254	21,232
Total	$ 1,158,471	$ 21,254	$ 21,232

	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2
From net investment income	$ 2,484,800	$ 46,343	$ 43,255
From net realized gain	413,152	9,263	9,263
Total	$ 2,897,952	$ 55,606	$ 52,518

See accompanying notes which are an integral part of the financial statements.

Real Estate Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.46	$ 13.30	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.20	.45	.48 F	.08
Net realized and unrealized gain (loss)	.93	4.08	2.89	.18
Total from investment operations	1.13	4.53	3.37	.26
Distributions from net investment income	-	(.31)	(.15)	(.11)
Distributions from net realized gain	(.14)	(.06)	(.07)	-
Total distributions	(.14)	(.37)	(.22)	(.11)
Net asset value, end of period	$ 18.45	$ 17.46	$ 13.30	$ 10.15
Total Return B, C, D	6.52%	34.14%	33.21%	2.61%
Ratios to Average Net Assets H
Expenses before expense reductions	.73% A	.77%	1.72%	4.89% A
Expenses net of voluntary waivers, if any	.73% A	.77%	1.03%	1.25% A
Expenses net of all reductions	.72% A	.74%	1.00%	1.22% A
Net investment income (loss)	2.34% A	3.02%	4.44%	5.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 159,050	$ 147,779	$ 45,320	$ 2,052
Portfolio turnover rate	39% A	66%	46%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.11 per share.

G For the period November 6, 2002 (commencement of operations) to December 31, 2002.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.43	$ 13.28	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.19	.43	.49 F	.08
Net realized and unrealized gain (loss)	.93	4.08	2.86	.18
Total from investment operations	1.12	4.51	3.35	.26
Distributions from net investment income	-	(.30)	(.15)	(.11)
Distributions from net realized gain	(.14)	(.06)	(.07)	-
Total distributions	(.14)	(.36)	(.22)	(.11)
Net asset value, end of period	$ 18.41	$ 17.43	$ 13.28	$ 10.15
Total Return B, C, D	6.47%	34.04%	33.01%	2.61%
Ratios to Average Net Assets H
Expenses before expense reductions	.83% A	.86%	1.80%	4.99% A
Expenses net of voluntary waivers, if any	.83% A	.86%	1.24%	1.35% A
Expenses net of all reductions	.82% A	.84%	1.22%	1.31% A
Net investment income (loss)	2.24% A	2.92%	4.23%	5.28% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,921	$ 2,744	$ 2,048	$ 1,539
Portfolio turnover rate	39% A	66%	46%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.11 per share.

G For the period November 6, 2002 (commencement of operations) to December 31, 2002.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002 G
Selected Per-Share Data
Net asset value, beginning of period	$ 17.39	$ 13.26	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.18	.41	.47 F	.08
Net realized and unrealized gain (loss)	.92	4.06	2.86	.18
Total from investment operations	1.10	4.47	3.33	.26
Distributions from net investment income	-	(.28)	(.15)	(.11)
Distributions from net realized gain	(.14)	(.06)	(.07)	-
Total distributions	(.14)	(.34)	(.22)	(.11)
Net asset value, end of period	$ 18.35	$ 17.39	$ 13.26	$ 10.15
Total Return B, C, D	6.37%	33.79%	32.81%	2.61%
Ratios to Average Net Assets H
Expenses before expense reductions	.98% A	1.01%	1.95%	5.14% A
Expenses net of voluntary waivers, if any	.98% A	1.01%	1.39%	1.50% A
Expenses net of all reductions	.97% A	.99%	1.37%	1.46% A
Net investment income (loss)	2.09% A	2.77%	4.08%	5.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,909	$ 2,735	$ 2,044	$ 1,539
Portfolio turnover rate	39% A	66%	46%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.11 per share.

G For the period November 6, 2002 (commencement of operations) to December 31, 2002.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Real Estate Portfolio

Notes to Financial Statements

For the period ended June 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Real Estate Portfolio (the fund) is a non-diversified fund of Variable Insurance Products Fund IV (the trust) (referred to in this report as Fidelity Variable Insurance Products: Real Estate Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class. On January 20, 2005, The Board of Trustees approved the creation of an Investor Class, a new class of shares of the fund. These shares are expected to be available on or about July 21, 2005.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 30,994,970
Unrealized depreciation	(301,341)
Net unrealized appreciation (depreciation)	$ 30,693,629
Cost for federal income tax purposes	$ 133,382,168

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $36,594,881 and $28,358,614, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 1,345
Service Class 2	3,350
$ 4,695

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 47,820
Service Class	888
Service Class 2	885
$ 49,593

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $34,185 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,257 for the period.

5. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $10,508 for the period.

Real Estate Portfolio

6. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 99% of the total outstanding shares of the fund.

Semiannual Report

Real Estate Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPRE-SANN-0805
1.787989.102

Fidelity® Variable Insurance Products:

Strategic Income Portfolio

Semiannual Report

June 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>
Central Fund Investments	<Click Here>	Complete list of investments for Fidelity's fixed-income central funds.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Strategic Income Portfolio

Fidelity Variable Insurance Products: Strategic Income Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 to June 30, 2005
Initial Class
Actual	$ 1,000.00	$ 1,014.20	$ 3.75
HypotheticalA	$ 1,000.00	$ 1,021.08	$ 3.76
Service Class
Actual	$ 1,000.00	$ 1,013.30	$ 4.24
HypotheticalA	$ 1,000.00	$ 1,020.58	$ 4.26
Service Class 2
Actual	$ 1,000.00	$ 1,012.30	$ 4.99
HypotheticalA	$ 1,000.00	$ 1,019.84	$ 5.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.75%
Service Class	.85%
Service Class 2	1.00%

Semiannual Report

Fidelity Variable Insurance Products: Strategic Income Portfolio

Investment Changes

Top Five Holdings as of June 30, 2005
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	17.0	13.9
Fannie Mae	7.5	5.0
German Federal Republic	3.3	4.8
Brazilian Federative Republic	2.6	2.8
Freddie Mac	2.5	0.7
	32.9
Top Five Market Sectors as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	12.0	9.7
Telecommunication Services	9.2	10.2
Energy	4.7	5.1
Materials	4.3	5.2
Information Technology	3.0	3.0
Quality Diversification (% of fund's net assets)
As of June 30, 2005	As of December 31, 2004
U.S.Government and U.S.Government Agency Obligations 27.0%	U.S.Government and U.S.Government Agency Obligations 19.6%
AAA, AA, A 13.1%	AAA, AA, A 13.9%
BBB 4.4%	BBB 3.8%
BB 12.0%	BB 13.6%
B 28.0%	B 30.0%
CCC, CC, C 8.2%	CCC, CC, C 9.1%
D 0.1%	D 0.1%
Not Rated 1.7%	Not Rated 1.1%
Equities 0.7%	Equities 0.8%
Short-Term Investments and Net Other Assets 4.8%	Short-Term Investments and Net Other Assets 8.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)
As of June 30, 2005 *		As of December 31, 2004 **
	Corporate Bonds 41.4%		Corporate Bonds 45.3%
	U.S. Government and U.S. Government Agency Obligations 27.0%		U.S. Government and U.S. Government Agency Obligations 19.6%
	Foreign Government & Government Agency Obligations 24.2%		Foreign Government & Government Agency Obligations 25.2%
	Stocks 0.7%		Stocks 0.8%
	Other Investments 1.9%		Other Investments 1.0%
	Short-Term Investments and Net Other Assets*** 4.8%		Short-Term Investments and Net Other Assets 8.1%
* Foreign investments	34.5%	** Foreign investments	38.5%
*** Includes short-term foreign government obligations of .5%.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Strategic Income Portfolio

Fidelity Variable Insurance Products: Strategic Income Portfolio

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 41.3%
		Principal Amount (d)	Value (Note 1)
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ON Semiconductor Corp. 0% 4/15/24		$ 20,000	$ 14,363
Nonconvertible Bonds - 41.3%
CONSUMER DISCRETIONARY - 11.1%
Auto Components - 1.0%
Affinia Group, Inc. 9% 11/30/14 (g)		415,000	348,600
Delco Remy International, Inc.:
8.625% 12/15/07		105,000	102,375
9.375% 4/15/12		35,000	28,525
11% 5/1/09		100,000	92,000
Intermet Corp. 9.75% 6/15/09 (c)		120,000	51,600
Tenneco Automotive, Inc. 8.625% 11/15/14		320,000	321,600
TRW Automotive Acquisition Corp.:
9.375% 2/15/13		185,000	204,425
11% 2/15/13		38,000	43,510
Visteon Corp. 7% 3/10/14		215,000	177,375
			1,370,010
Diversified Consumer Services - 0.3%
Service Corp. International (SCI):
6.75% 4/1/16		300,000	305,250
7% 6/15/17 (g)		130,000	133,900
			439,150
Hotels, Restaurants & Leisure - 2.6%
Carrols Corp. 9% 1/15/13 (g)		355,000	359,438
Domino's, Inc. 8.25% 7/1/11		100,000	107,000
Gaylord Entertainment Co.:
6.75% 11/15/14		265,000	257,050
8% 11/15/13		100,000	105,250
Herbst Gaming, Inc.:
7% 11/15/14		60,000	60,150
8.125% 6/1/12		100,000	106,250
ITT Corp. 7.375% 11/15/15		125,000	138,750
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14		245,000	237,650
Mandalay Resort Group:
6.375% 12/15/11		80,000	80,800
6.5% 7/31/09		20,000	20,426
MGM MIRAGE:
6% 10/1/09		40,000	40,352
6.625% 7/15/15 (g)		270,000	272,700
6.75% 9/1/12		45,000	46,350
8.5% 9/15/10		50,000	55,375
Mohegan Tribal Gaming Authority 6.875% 2/15/15 (g)		100,000	102,250

		Principal Amount (d)	Value (Note 1)
Morton's Restaurant Group, Inc. 7.5% 7/1/10		$ 90,000	$ 88,200
Penn National Gaming, Inc.:
6.75% 3/1/15 (g)		225,000	223,875
6.875% 12/1/11		140,000	142,800
Scientific Games Corp. 6.25% 12/15/12 (g)		40,000	40,200
Speedway Motorsports, Inc. 6.75% 6/1/13		95,000	97,850
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/1/12		100,000	112,500
Station Casinos, Inc.:
6% 4/1/12		80,000	81,200
6.5% 2/1/14		20,000	20,476
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11		120,000	128,250
Town Sports International Holdings, Inc. 0% 2/1/14 (e)		35,000	20,125
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		90,000	103,275
Uno Restaurant Corp. 10% 2/15/11 (g)		120,000	113,400
Vail Resorts, Inc. 6.75% 2/15/14		225,000	228,375
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)(g)		260,000	182,000
9% 1/15/12 (g)		40,000	41,700
			3,614,017
Household Durables - 1.0%
Goodman Global Holdings, Inc.:
6.41% 6/15/12 (g)(i)		40,000	39,000
7.875% 12/15/12 (g)		690,000	638,250
K. Hovnanian Enterprises, Inc.:
6% 1/15/10		40,000	39,200
6.25% 1/15/15		60,000	59,100
7.75% 5/15/13		100,000	105,000
KB Home 8.625% 12/15/08		50,000	54,000
Meritage Homes Corp. 6.25% 3/15/15		90,000	83,700
Norcraft Holdings LP/Norcraft Capital Corp. 0% 9/1/12 (e)		250,000	172,500
Standard Pacific Corp.:
7.75% 3/15/13		20,000	20,850
9.25% 4/15/12		90,000	99,000
Technical Olympic USA, Inc. 7.5% 1/15/15		90,000	79,650
			1,390,250
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		40,000	40,000
Media - 5.7%
Cablevision Systems Corp. 8% 4/15/12		715,000	698,913
Corporate Bonds - continued
		Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
CanWest Media, Inc. 8% 9/15/12		$ 40,000	$ 42,000
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10		130,000	131,300
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp. 0% 5/15/11 (e)		80,000	52,800
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (g)		50,000	50,000
8.375% 4/30/14 (g)		85,000	84,363
Cinemark USA, Inc. 9% 2/1/13		10,000	10,350
Corus Entertainment, Inc. 8.75% 3/1/12		60,000	64,500
CSC Holdings, Inc.:
7.625% 4/1/11		40,000	39,400
7.625% 7/15/18		680,000	652,800
7.875% 2/15/18		670,000	651,575
Dex Media, Inc. 8% 11/15/13		495,000	524,700
EchoStar DBS Corp.:
6.375% 10/1/11		45,000	44,606
6.625% 10/1/14		790,000	780,125
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14		125,000	130,000
Entravision Communications Corp. 8.125% 3/15/09		90,000	93,600
Haights Cross Communications, Inc. 0% 8/15/11 (e)		20,000	12,200
Haights Cross Operating Co. 11.75% 8/15/11		40,000	43,600
Houghton Mifflin Co.:
0% 10/15/13 (e)		580,000	420,500
8.25% 2/1/11		20,000	20,700
9.875% 2/1/13		395,000	417,713
IMAX Corp. 9.625% 12/1/10		40,000	42,000
Innova S. de R.L. 9.375% 9/19/13		395,000	443,881
Lamar Media Corp. 7.25% 1/1/13		50,000	52,625
Liberty Media Corp.:
5.7% 5/15/13		300,000	279,031
8.5% 7/15/29		300,000	303,095
Marquee Holdings, Inc. 0% 8/15/14 (e)		240,000	145,200
R.H. Donnelley Corp. 6.875% 1/15/13		295,000	300,900
Radio One, Inc. 6.375% 2/15/13 (g)		190,000	186,675
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (g)		110,000	120,175

		Principal Amount (d)	Value (Note 1)
10.375% 9/1/14 (g)		$ 420,000	$ 483,000
Rogers Cable, Inc.:
5.5% 3/15/14		35,000	32,900
6.25% 6/15/13		185,000	184,075
6.75% 3/15/15		40,000	41,000
The Reader's Digest Association, Inc. 6.5% 3/1/11		125,000	126,250
Videotron Ltee 6.875% 1/15/14		125,000	126,563
			7,833,115
Multiline Retail - 0.0%
Marks & Spencer Group PLC 5.125% 11/7/06	EUR	50,000	62,565
Textiles, Apparel & Luxury Goods - 0.5%
AAC Group Holding Corp. 0% 10/1/12 (e)(g)		225,000	150,750
Jostens Holding Corp. 0% 12/1/13 (e)		300,000	210,750
Levi Strauss & Co. 9.75% 1/15/15		290,000	286,375
			647,875
TOTAL CONSUMER DISCRETIONARY			15,396,982
CONSUMER STAPLES - 0.7%
Food & Staples Retailing - 0.4%
Ahold Finance USA, Inc. 8.25% 7/15/10		153,000	168,514
Reddy Ice Holdings, Inc. 0% 11/1/12 (e)(g)		130,000	94,900
Southern States Cooperative, Inc. 10.5% 11/1/10 (g)		290,000	288,550
			551,964
Food Products - 0.2%
Doane Pet Care Co. 10.75% 3/1/10		135,000	144,450
Hines Nurseries, Inc. 10.25% 10/1/11		120,000	121,200
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		40,000	38,200
Philipp Brothers Chemicals, Inc. 9.875% 6/1/08		30,000	28,500
			332,350
Household Products - 0.1%
Central Garden & Pet Co. 9.125% 2/1/13		75,000	80,438
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		40,000	41,600
TOTAL CONSUMER STAPLES			1,006,352
Corporate Bonds - continued
		Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
ENERGY - 4.5%
Energy Equipment & Services - 0.7%
CHC Helicopter Corp. 7.375% 5/1/14		$ 240,000	$ 240,000
Hanover Compressor Co. 9% 6/1/14		125,000	133,125
Ocean Rig Norway AS 8.375% 7/1/13 (g)		60,000	60,900
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26 (Reg. S)		305,000	388,875
Seabulk International, Inc. 9.5% 8/15/13		135,000	151,713
			974,613
Oil, Gas & Consumable Fuels - 3.8%
ANR Pipeline, Inc. 8.875% 3/15/10		110,000	120,450
Chesapeake Energy Corp.:
7.5% 9/15/13		40,000	43,200
7.5% 6/15/14		35,000	37,800
7.75% 1/15/15		30,000	32,325
El Paso Corp. 7.625% 8/16/07 (g)		70,000	71,750
Encore Acquisition Co. 8.375% 6/15/12		40,000	43,600
Energy Partners Ltd. 8.75% 8/1/10		155,000	162,750
EXCO Resources, Inc. 7.25% 1/15/11		10,000	9,950
General Maritime Corp. 10% 3/15/13		250,000	271,250
Harvest Operations Corp. 7.875% 10/15/11		50,000	48,000
Hurricane Finance BV:
9.625% 2/12/10 (g)		40,000	43,800
9.625% 2/12/10 (Reg. S)		80,000	87,600
InterNorth, Inc. 9.625% 3/15/06 (c)		100,000	32,630
Luscar Coal Ltd. 9.75% 10/15/11		40,000	44,000
Markwest Energy Partners LP/ Markwest Energy Finance Corp. 6.875% 11/1/14 (g)		155,000	154,225
Massey Energy Co. 6.625% 11/15/10		70,000	71,050
OAO Gazprom:
9.625% 3/1/13		330,000	403,821
10.5% 10/21/09		190,000	227,525
Pan American Energy LLC 7.125% 10/27/09 (g)		150,000	153,375
Pemex Project Funding Master Trust:
4.71% 6/15/10 (g)(i)		380,000	391,780
7.75% 9/28/49		220,000	226,050
8.625% 2/1/22		375,000	460,313

		Principal Amount (d)	Value (Note 1)
Petrobras Energia SA 9.375% 10/30/13		$ 145,000	$ 158,050
Plains Exploration & Production Co. 8.75% 7/1/12		90,000	97,650
Range Resources Corp. 7.375% 7/15/13		100,000	105,500
Ship Finance International Ltd. 8.5% 12/15/13		145,000	139,200
Teekay Shipping Corp. 8.875% 7/15/11		220,000	250,800
The Coastal Corp. 7.75% 6/15/10		55,000	56,169
Venoco, Inc. 8.75% 12/15/11		70,000	68,600
Williams Companies, Inc.:
7.625% 7/15/19		335,000	376,875
7.75% 6/15/31		115,000	126,213
7.875% 9/1/21		20,000	22,775
8.125% 3/15/12		270,000	306,450
8.75% 3/15/32		180,000	216,000
YPF SA:
10% 11/2/28		55,000	66,825
yankee 9.125% 2/24/09		70,000	76,475
			5,204,826
TOTAL ENERGY			6,179,439
FINANCIALS - 2.2%
Commercial Banks - 0.4%
Dresdner Bank AG for Kyivstar GSM 7.75% 4/27/12 (g)		100,000	100,130
European Investment Bank 4% 10/15/37	EUR	100,000	125,094
Standard Bank London Ltd. 8.125% 9/30/09		100,000	105,250
UBS Luxembourg SA for Vimpel Communications 10% 6/16/09		200,000	215,260
			545,734
Consumer Finance - 0.3%
Ford Motor Credit Co. 6.625% 6/16/08		405,000	399,938
Diversified Financial Services - 0.6%
Canada Housing Trust No. 1 4.65% 9/15/09	CAD	550,000	472,878
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		365,000	396,938
			869,816
Real Estate - 0.6%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13 (g)		170,000	167,450
8.125% 6/1/12		190,000	196,175
BF Saul REIT 7.5% 3/1/14		95,000	98,800
Corporate Bonds - continued
		Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate - continued
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09		$ 50,000	$ 53,000
Senior Housing Properties Trust 8.625% 1/15/12		280,000	312,900
			828,325
Thrifts & Mortgage Finance - 0.3%
Residential Capital Corp.:
6.375% 6/30/10 (g)		360,000	362,229
6.875% 6/30/15 (g)		25,000	25,644
			387,873
TOTAL FINANCIALS			3,031,686
HEALTH CARE - 2.0%
Biotechnology - 0.1%
Polypore, Inc. 8.75% 5/15/12		130,000	121,875
Health Care Equipment & Supplies - 0.0%
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		70,000	74,900
Health Care Providers & Services - 1.6%
AmeriPath, Inc. 10.5% 4/1/13		150,000	150,750
AmerisourceBergen Corp.:
7.25% 11/15/12		40,000	44,000
8.125% 9/1/08		20,000	21,600
Beverly Enterprises, Inc. 7.875% 6/15/14		285,000	310,650
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11		125,000	134,375
HCA, Inc.:
5.75% 3/15/14		255,000	252,450
7.875% 2/1/11		100,000	110,019
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14		90,000	97,425
Rural/Metro Corp. 9.875% 3/15/15 (g)		100,000	96,750
Triad Hospitals, Inc. 7% 11/15/13		370,000	380,175
U.S. Oncology, Inc. 9% 8/15/12		150,000	160,500
Vanguard Health Holding Co. I 0% 10/1/15 (e)		165,000	117,356
Vanguard Health Holding Co. II LLC 9% 10/1/14		345,000	371,738
			2,247,788
Pharmaceuticals - 0.3%
CDRV Investors, Inc. 0% 1/1/15 (e)(g)		175,000	86,625
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11 (g)		65,000	55,900

		Principal Amount (d)	Value (Note 1)
Leiner Health Products, Inc. 11% 6/1/12		$ 90,000	$ 87,300
VWR International, Inc. 6.875% 4/15/12		30,000	29,700
Warner Chilcott Corp. 8.75% 2/1/15 (g)		115,000	111,550
			371,075
TOTAL HEALTH CARE			2,815,638
INDUSTRIALS - 2.9%
Aerospace & Defense - 0.1%
Hexcel Corp. 6.75% 2/1/15		100,000	99,500
Orbimage Holdings, Inc. 13.19% 7/1/12 (g)(i)		100,000	104,750
			204,250
Airlines - 0.5%
American Airlines, Inc. pass thru trust certificates:
7.377% 5/23/19		68,295	47,806
7.379% 5/23/16		6,525	4,568
AMR Corp.:
9% 8/1/12		60,000	46,800
9% 9/15/16		175,000	139,125
Continental Airlines, Inc. pass thru trust certificates 6.9% 7/2/18		21,592	17,921
Delta Air Lines, Inc.:
7.9% 12/15/09		190,000	66,975
8.3% 12/15/29		330,000	87,450
10% 8/15/08		30,000	11,775
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10		30,000	28,223
7.711% 9/18/11		25,000	14,000
7.779% 11/18/05		55,000	48,125
7.92% 5/18/12		110,000	60,500
Northwest Airlines Corp. 10% 2/1/09		120,000	52,800
Northwest Airlines, Inc.:
7.875% 3/15/08		65,000	26,325
9.875% 3/15/07		35,000	18,025
Northwest Airlines, Inc. pass thru trust certificates:
7.95% 9/1/16		52,396	38,773
8.304% 9/1/10		35,438	25,161
			734,352
Building Products - 0.3%
Jacuzzi Brands, Inc. 9.625% 7/1/10		155,000	168,950
Maax Holdings, Inc. 0% 12/15/12 (e)(g)		205,000	92,250
NTK Holdings, Inc. 0% 3/1/14 (e)(g)		290,000	139,200
			400,400
Corporate Bonds - continued
		Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - 0.3%
Allied Security Escrow Corp. 11.375% 7/15/11		$ 100,000	$ 97,000
Browning-Ferris Industries, Inc. 9.25% 5/1/21		100,000	100,250
JohnsonDiversey, Inc. 9.625% 5/15/12		140,000	141,400
R.H. Donnelley Finance Corp. I 10.875% 12/15/12		75,000	87,188
			425,838
Construction & Engineering - 0.0%
Blount, Inc. 8.875% 8/1/12		50,000	53,500
Electrical Equipment - 0.3%
FIMEP SA 10.5% 2/15/13		70,000	80,150
General Cable Corp. 9.5% 11/15/10		125,000	133,750
Polypore, Inc. 0% 10/1/12 (e)(g)		300,000	163,500
			377,400
Machinery - 0.1%
Navistar International Corp.:
6.25% 3/1/12 (g)		100,000	96,250
7.5% 6/15/11		100,000	102,000
			198,250
Marine - 0.3%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15 (g)		40,000	42,200
H-Lines Finance Holding Corp. 0% 4/1/13 (e)(g)		110,000	85,250
OMI Corp. 7.625% 12/1/13		190,000	189,050
Ultrapetrol Bahamas Ltd. 9% 11/24/14		80,000	71,200
			387,700
Road & Rail - 0.8%
Kansas City Southern Railway Co.:
7.5% 6/15/09		340,000	348,500
9.5% 10/1/08		45,000	49,050
TFM SA de CV:
9.375% 5/1/12 (g)		355,000	370,975
yankee 10.25% 6/15/07		250,000	266,250
			1,034,775
Trading Companies & Distributors - 0.2%
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12 (g)		230,000	234,600
TOTAL INDUSTRIALS			4,051,065

		Principal Amount (d)	Value (Note 1)
INFORMATION TECHNOLOGY - 2.9%
Communications Equipment - 0.3%
Lucent Technologies, Inc.:
6.45% 3/15/29		$ 525,000	$ 468,563
6.5% 1/15/28		30,000	26,625
			495,188
Electronic Equipment & Instruments - 0.4%
Altra Industrial Motion, Inc. 9% 12/1/11 (g)		50,000	47,250
Celestica, Inc. 7.875% 7/1/11		505,000	517,625
			564,875
IT Services - 0.6%
Iron Mountain, Inc.:
6.625% 1/1/16		480,000	441,600
7.75% 1/15/15		180,000	181,800
8.625% 4/1/13		185,000	191,475
			814,875
Office Electronics - 1.1%
Xerox Capital Trust I 8% 2/1/27		480,000	495,600
Xerox Corp.:
6.875% 8/15/11		210,000	222,600
7.125% 6/15/10		225,000	239,344
7.2% 4/1/16		180,000	194,400
7.625% 6/15/13		300,000	322,500
			1,474,444
Semiconductors & Semiconductor Equipment - 0.5%
Freescale Semiconductor, Inc. 7.125% 7/15/14		215,000	230,050
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
6.66% 12/15/11 (g)(i)		40,000	39,600
6.875% 12/15/11 (g)		60,000	59,100
8% 12/15/14 (g)		155,000	148,800
New ASAT Finance Ltd. 9.25% 2/1/11		105,000	86,625
Viasystems, Inc. 10.5% 1/15/11		140,000	128,100
			692,275
TOTAL INFORMATION TECHNOLOGY			4,041,657
MATERIALS - 4.2%
Chemicals - 1.6%
America Rock Salt Co. LLC 9.5% 3/15/14		225,000	228,375
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14		348,000	389,760
Braskem SA 11.75% 1/22/14 (g)		45,000	54,225
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (e)		58,000	41,180
Series B, 0% 10/1/14 (e)		469,000	328,300
Corporate Bonds - continued
		Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11		$ 40,000	$ 44,250
Huntsman Advanced Materials LLC 11% 7/15/10		20,000	22,800
Huntsman ICI Chemicals LLC 10.125% 7/1/09		113,000	116,390
Huntsman LLC:
10.6406% 7/15/11 (i)		20,000	21,250
11.625% 10/15/10		182,000	212,940
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (e)		295,000	207,238
Lyondell Chemical Co. 11.125% 7/15/12		50,000	56,625
Millennium America, Inc. 9.25% 6/15/08		145,000	157,506
Phibro Animal Health Corp.:
Series AO, 13% 12/1/07 unit		9,000	9,630
13% 12/1/07 unit		165,000	176,550
Resolution Performance Products LLC/RPP Capital Corp. 9.5% 4/15/10		50,000	51,750
Solutia, Inc.:
6.72% 10/15/37 (c)		140,000	114,100
7.375% 10/15/27 (c)		20,000	16,300
			2,249,169
Construction Materials - 0.1%
Texas Industries, Inc. 7.25% 7/15/13 (g)		40,000	41,000
Containers & Packaging - 0.9%
AEP Industries, Inc. 7.875% 3/15/13 (g)		40,000	40,000
BWAY Corp. 10% 10/15/10		90,000	93,600
Crown Cork & Seal, Inc. 8% 4/15/23		310,000	296,050
Crown European Holdings SA:
9.5% 3/1/11		25,000	27,625
10.875% 3/1/13		200,000	235,500
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14		105,000	106,050
8.25% 5/15/13		195,000	209,625
8.75% 11/15/12		55,000	60,638
8.875% 2/15/09		40,000	42,500
Tekni-Plex, Inc.:
8.75% 11/15/13 (g)		110,000	95,975
10.875% 8/15/12 (g)		60,000	65,100
			1,272,663
Metals & Mining - 1.0%
Aleris International, Inc. 9% 11/15/14		30,000	31,125

		Principal Amount (d)	Value (Note 1)
Compass Minerals International, Inc. 0% 6/1/13 (e)		$ 360,000	$ 300,600
CSN Islands VIII Corp. 9.75% 12/16/13 (g)		195,000	210,600
Edgen Acquisition Corp. 9.875% 2/1/11 (g)		60,000	58,200
Freeport-McMoRan Copper & Gold, Inc. 6.875% 2/1/14		370,000	362,600
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11		70,000	75,775
International Steel Group, Inc. 6.5% 4/15/14		275,000	264,000
Ispat Inland ULC 9.75% 4/1/14		20,000	23,300
			1,326,200
Paper & Forest Products - 0.6%
Georgia-Pacific Corp.:
7.375% 12/1/25		307,000	331,176
8% 1/15/24		90,000	103,275
8.875% 5/15/31		50,000	62,000
9.375% 2/1/13		70,000	79,100
Millar Western Forest Products Ltd. 7.75% 11/15/13		95,000	89,300
NewPage Corp.:
9.46% 5/1/12 (g)(i)		90,000	90,000
12% 5/1/13 (g)		100,000	99,250
			854,101
TOTAL MATERIALS			5,743,133
TELECOMMUNICATION SERVICES - 8.7%
Diversified Telecommunication Services - 4.7%
AT&T Corp. 9.75% 11/15/31		460,000	595,976
Empresa Brasileira de Telecomm SA 11% 12/15/08		293,000	334,020
Eschelon Operating Co. 8.375% 3/15/10		95,000	82,650
Level 3 Financing, Inc. 10.75% 10/15/11 (g)		50,000	42,500
MCI, Inc. 8.735% 5/1/14 (i)		195,000	218,644
Mobifon Holdings BV 12.5% 7/31/10		280,000	333,200
New Skies Satellites BV:
8.5388% 11/1/11 (g)(i)		40,000	40,900
9.125% 11/1/12 (g)		155,000	155,775
NTL Cable PLC 8.75% 4/15/14		1,050,000	1,105,125
PanAmSat Holding Corp. 0% 11/1/14 (e)		330,000	224,400
Qwest Corp.:
6.6706% 6/15/13 (g)(i)		350,000	358,313
7.875% 9/1/11		320,000	332,000
8.875% 3/15/12		1,440,000	1,566,000
Qwest Services Corp.:
13.5% 12/15/10		10,000	11,500
14% 12/15/14		10,000	12,000
Corporate Bonds - continued
		Principal Amount (d)	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Egypt SAE:
10.7% 2/4/10 (i)	EGP	$ 196,300	$ 33,966
10.95% 2/4/10	EGP	196,300	34,261
Telefonica de Argentina SA 9.125% 11/7/10		200,000	216,000
Telenet Group Holding NV 0% 6/15/14 (e)(g)		555,000	432,900
U.S. West Communications:
6.875% 9/15/33		250,000	216,250
7.2% 11/10/26		30,000	26,850
7.25% 9/15/25		35,000	32,375
7.5% 6/15/23		25,000	22,938
8.875% 6/1/31		5,000	5,063
			6,433,606
Wireless Telecommunication Services - 4.0%
American Tower Corp. 7.125% 10/15/12		685,000	722,675
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13		440,000	497,200
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (i)		80,000	85,200
DirecTV Holdings LLC/DirecTV Financing, Inc.:
6.375% 6/15/15 (g)		200,000	198,750
8.375% 3/15/13		13,000	14,398
Globe Telecom, Inc. 9.75% 4/15/12		60,000	66,000
Inmarsat Finance II PLC 0% 11/15/12 (e)		935,000	736,313
Inmarsat Finance PLC 7.625% 6/30/12		40,000	42,200
Intelsat Ltd. 7.805% 1/15/12 (g)(i)		200,000	204,500
Kyivstar GSM 10.375% 8/17/09 (g)		300,000	332,250
Millicom International Cellular SA 10% 12/1/13		325,000	323,375
Mobile Telesystems Finance SA:
8% 1/28/12 (g)		544,000	550,800
8.375% 10/14/10 (g)		365,000	379,162
Nextel Communications, Inc.:
5.95% 3/15/14		20,000	20,800
6.875% 10/31/13		120,000	127,800
7.375% 8/1/15		870,000	935,250
Rogers Communications, Inc. 6.535% 12/15/10 (i)		80,000	83,200
Rural Cellular Corp. 9.875% 2/1/10		125,000	128,438

		Principal Amount (d)	Value (Note 1)
Telemig Cellular SA/Amazonia Cellular SA 8.75% 1/20/09 (g)		$ 60,000	$ 62,700
UbiquiTel Operating Co. 9.875% 3/1/11		80,000	87,200
			5,598,211
TOTAL TELECOMMUNICATION SERVICES			12,031,817
UTILITIES - 2.1%
Electric Utilities - 0.8%
AES Gener SA 7.5% 3/25/14		200,000	203,500
Chivor SA E.S.P. 9.75% 12/30/14 (g)		300,000	318,000
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10		120,000	123,000
TECO Energy, Inc. 6.75% 5/1/15 (g)		60,000	63,300
Texas Genco LLC/Texas Genco Financing Corp. 6.875% 12/15/14 (g)		330,000	346,500
			1,054,300
Gas Utilities - 1.1%
Southern Natural Gas Co.:
7.35% 2/15/31		190,000	201,400
8% 3/1/32		410,000	467,400
8.875% 3/15/10		230,000	251,850
Tennessee Gas Pipeline Co.:
7% 10/15/28		20,000	20,400
7.5% 4/1/17		445,000	484,494
7.625% 4/1/37		50,000	54,750
8.375% 6/15/32		40,000	46,550
			1,526,844
Independent Power Producers & Energy Traders - 0.2%
Calpine Corp. 8.75% 7/15/13 (g)		85,000	62,900
Enron Corp. 7.625% 9/10/04 (c)		400,000	123,000
Tenaska Alabama Partners LP 7% 6/30/21 (g)		100,000	102,000
			287,900
TOTAL UTILITIES			2,869,044
TOTAL NONCONVERTIBLE BONDS			57,166,813
TOTAL CORPORATE BONDS (Cost $56,543,556)			57,181,176
U.S. Government and Government Agency Obligations - 22.7%

U.S. Government Agency Obligations - 5.7%
Fannie Mae:
3.25% 1/15/08		130,000	128,211
3.25% 2/15/09		1,256,000	1,227,172
U.S. Government and Government Agency Obligations - continued
		Principal Amount (d)	Value (Note 1)
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
3.75% 5/17/07		$ 270,000	$ 269,179
3.875% 5/15/07		1,500,000	1,503,377
4.25% 5/15/09		1,000,000	1,010,816
6.375% 6/15/09		320,000	348,173
Freddie Mac:
5% 7/15/14		600,000	632,899
5.625% 3/15/11		640,000	691,010
7% 3/15/10		1,846,000	2,082,041
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			7,892,878
U.S. Treasury Inflation Protected Obligations - 3.9%
U.S. Treasury Inflation-Indexed Bonds:
2.375% 1/15/25		361,253	395,444
3.625% 4/15/28		454,696	610,945
U.S. Treasury Inflation-Indexed Notes:
1.875% 7/15/13		2,098,473	2,143,311
2% 1/15/14		1,684,704	1,735,311
2% 7/15/14		412,860	425,423
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			5,310,434
U.S. Treasury Obligations - 13.1%
U.S. Treasury Bonds 6.125% 8/15/29		2,271,000	2,899,695
U.S. Treasury Notes:
1.875% 11/30/05		4,589,000	4,562,275
2.375% 8/31/06		2,400,000	2,367,374
2.75% 7/31/06		1,750,000	1,735,165
4.25% 11/15/13		3,438,000	3,521,935
4.25% 8/15/14		1,450,000	1,484,664
4.75% 5/15/14		1,500,000	1,591,641
TOTAL U.S. TREASURY OBLIGATIONS			18,162,749
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $30,792,997)			31,366,061
U.S. Government Agency - Mortgage Securities - 4.3%

Fannie Mae - 4.3%
4% 7/1/20 (h)(k)		1,000,000	979,063
4.5% 7/1/20 (h)		1,000,000	994,688

		Principal Amount (d)	Value (Note 1)
5% 8/1/35 (h)		$ 2,000,000	$ 1,995,000
5.5% 11/1/17 to 4/1/20		1,999,896	2,054,216
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,994,578)			6,022,967
Asset-Backed Securities - 0.1%
Cumbernauld Funding 5.2% 3/16/09 (Cost $89,816)	GBP	50,000	90,990
Foreign Government and Government Agency Obligations - 24.7%
Arab Republic 8.8773% to 9.862% 8/2/05 to 6/13/06	EGP	475,000	78,883
Argentine Republic:
Inflation-Indexed par 0.63% 12/31/38 unit (f)(j)	ARS	1,021,247	137,437
3% 4/30/13 (i)		80,000	64,639
3.01% 8/3/12 (i)		785,000	699,930
discount 8.28% (with partial capitalization through 12/31/2013)12/31/33 unit (j)		207,880	191,354
Brazilian Federative Republic:
Brady:
capitalization bond 8% 4/15/14		1,308,807	1,339,892
debt conversion bond 4.3125% 4/15/12 (i)		255,297	245,405
10.5% 7/14/14		125,000	148,313
11% 1/11/12		95,000	113,525
11% 8/17/40		790,000	951,160
12.25% 3/6/30		250,000	335,000
12.75% 1/15/20		150,000	204,750
14.5% 10/15/09		175,000	227,500
Canadian Government:
3% 6/1/06	CAD	300,000	245,571
5.25% 6/1/12	CAD	1,150,000	1,032,484
5.5% 6/1/09	CAD	720,000	638,198
5.75% 6/1/29	CAD	726,000	722,385
Central Bank of Nigeria:
Brady 6.25% 11/15/20		250,000	247,500
promissory note 5.092% 1/5/10		228,764	227,503
City of Kiev 8.75% 8/8/08		100,000	106,000
Colombian Republic:
10.75% 1/15/13		285,000	346,560
11.75% 3/1/10	COP	236,000,000	107,640
11.75% 2/25/20		135,000	177,525
Dominican Republic:
Brady 3.9425% 8/30/09 (i)		232,500	223,200
4.375% 8/30/24 (i)		500,000	457,500
Ecuador Republic:
8% 8/15/30 (Reg. S) (f)		115,000	96,600
12% 11/15/12 (Reg. S)		$ 100,000	$ 95,000
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value (Note 1)
Ecuador Republic: - continued
euro par 5% 2/28/25		$ 36,000	$ 25,740
French Government:
3.5% 4/25/15	EUR	1,000,000	1,247,665
4% 4/25/55	EUR	100,000	128,881
4.75% 4/25/35	EUR	100,000	144,068
German Federal Republic:
2.75% 6/23/06	EUR	50,000	60,961
4.25% 1/4/14	EUR	2,230,000	2,950,957
4.5% 7/4/09	EUR	1,290,000	1,687,542
Hellenic Republic 3.25% 6/21/07	EUR	1,500,000	1,855,160
Indonesian Republic 7.25% 4/20/15 (g)		60,000	60,750
Israeli State 7.5% 3/31/14	ILS	462,000	108,416
Japan Government:
0.2% 7/20/06	JPY	75,000,000	677,587
0.5% 12/20/06	JPY	72,000,000	653,846
1.5% 3/20/14	JPY	145,000,000	1,363,605
2.4% 12/20/34	JPY	25,000,000	234,735
Lebanese Republic:
6.77% 11/30/09 (g)(i)		95,000	93,338
6.77% 11/30/09 (i)		35,000	34,388
Malaysian Government 4.72% 9/30/15	MYR	1,000,000	272,895
Panamanian Republic Brady discount 2.6925% 7/17/26 (i)		49,000	45,448
Peruvian Republic:
9.125% 2/21/12		115,000	135,700
9.875% 2/6/15		115,000	142,025
9.91% 5/5/15	PEN	345,000	117,693
Philippine Republic:
Brady principal collateralized interest reduction bond 6.5% 12/1/17		250,000	249,375
8.375% 2/15/11		470,000	487,625
9% 2/15/13		245,000	258,475
9.875% 1/15/19		100,000	108,125
10.625% 3/16/25		160,000	179,200
Republic of Serbia 3.75% 11/1/24 (f)(g)		50,000	43,065
Russian Federation:
5% 3/31/30 (Reg. S) (f)		1,410,000	1,579,200
11% 7/24/18 (Reg. S)		155,000	231,531
12.75% 6/24/28 (Reg. S)		215,000	389,150
South African Republic:
8.5% 6/23/17		50,000	64,625
13% 8/31/10	ZAR	595,000	109,840
State of Qatar 9.75% 6/15/30 (Reg. S)		70,000	108,675
Turkish Republic:
11% 1/14/13		265,000	335,888

		Principal Amount (d)	Value (Note 1)
11.5% 1/23/12		$ 55,000	$ 70,263
11.75% 6/15/10		285,000	354,113
11.875% 1/15/30		290,000	419,775
15.5488% to 20.5644% 7/5/06 to 1/24/07	TRY	590,000	365,246
Ukraine Government 6.365% 8/5/09 (i)		400,000	432,000
United Kingdom, Great Britain & Northern Ireland:
Index-Linked 2.5% 7/17/24	GBP	98,190	202,373
4.25% 3/7/36	GBP	30,000	54,181
4.75% 9/7/15	GBP	390,000	732,304
5% 3/7/08	GBP	260,000	477,488
5% 9/7/14	GBP	331,000	630,712
5.75% 12/7/09	GBP	100,000	191,354
8% 6/7/21	GBP	250,000	642,996
United Mexican States:
7.5% 4/8/33		710,000	818,275
8.125% 12/30/19		100,000	122,850
9.69% 12/8/05	MXN	1,715,000	152,853
11.5% 5/15/26		390,000	625,950
Uruguay Republic:
7.25% 2/15/11		155,000	155,969
17.75% 2/4/06	UYU	3,100,000	131,566
Venezuelan Republic:
Discount A, 4.25% 3/31/20 (i)		250,000	245,000
4.15% 4/20/11 (i)		110,000	100,650
5.375% 8/7/10		255,000	237,150
9.25% 9/15/27		235,000	247,103
10.75% 9/19/13		405,000	473,850
13.625% 8/15/18		186,000	250,356
euro Brady par W-A 6.75% 3/31/20		250,000	250,625
Vietnamese Socialist Republic Brady par 3.75% 3/12/28 (f)		150,000	112,125
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $32,901,541)			34,144,755
Common Stocks - 0.6%
		Shares
CONSUMER DISCRETIONARY - 0.2%
Diversified Consumer Services - 0.1%
Coinmach Service Corp. unit		13,000	175,110
Hotels, Restaurants & Leisure - 0.1%
Centerplate, Inc. unit		10,000	127,500
TOTAL CONSUMER DISCRETIONARY			302,610
Common Stocks - continued
		Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Telewest Global, Inc. (a)		21,681	$ 493,893
TOTAL COMMON STOCKS (Cost $629,649)			796,503
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%		300	7,254
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Spanish Broadcasting System, Inc. Class B, 10.75%		65	71,175
Specialty Retail - 0.0%
GNC Corp. Series A, 12.00% (a)		30	19,800
TOTAL CONSUMER DISCRETIONARY			90,975
TOTAL PREFERRED STOCKS (Cost $103,636)			98,229
Floating Rate Loans - 0.4%
		Principal Amount (d)
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
AM General LLC:
Tranche B1, term loan 7.7428% 11/1/11 (i)		$ 95,000	98,563
Tranche C2, term loan 12.41% 5/2/12 (i)		50,000	52,750
			151,313
Media - 0.1%
UPC Broadband Holding BV Tranche H2, term loan 5.752% 9/30/12 (i)		50,000	50,125
TOTAL CONSUMER DISCRETIONARY			201,438
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Coffeyville Resources LLC:
Credit-Linked Deposit 6.063% 7/8/11 (h)(i)		12,000	11,400

		Principal Amount (d)	Value (Note 1)
Tranche 2, term loan 10.3125% 7/8/13 (h)(i)		$ 110,000	$ 111,925
Tranche B1, term loan 6.063% 7/8/12 (h)(i)		18,000	18,225
			141,550
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Warner Chilcott Corp. term loan 5.9939% 1/18/12 (i)		199,566	200,065
TOTAL FLOATING RATE LOANS (Cost $533,616)			543,053
Sovereign Loan Participations - 0.2%

Indonesian Republic loan participation:
- Citibank 4.375% 3/28/13 (i)		48,409	44,778
- Credit Suisse First Boston:
4.375% 3/28/13 (i)		117,509	108,696
4.5% 12/14/19 (i)		74,698	62,933
- Deutsche Bank 0.955% 3/28/13 (i)	JPY	2,701,464	21,801
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $230,951)			238,208
Fixed-Income Funds - 1.4%
		Shares
Fidelity Floating Rate Central Investment Portfolio (b) (Cost $1,885,039)		18,832	1,885,648
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 3.21% (b) (Cost $6,854,286)		6,854,286	6,854,286
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $136,559,665)			139,221,876
NET OTHER ASSETS - (0.7)%			(948,739)
NET ASSETS - 100%			$ 138,273,137
Currency Abbreviations
ARS	-	Argentine peso
CAD	-	Canadian dollar
COP	-	Colombian peso
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
ILS	-	Israeli shekel
JPY	-	Japanese yen
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
PEN	-	Peruvian new sol
TRY	-	New Turkish Lira
UYU	-	Uruguay peso
ZAR	-	South African rand
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the money market fund's holdings as of its most recent quarter end is available upon request. A complete listing of the fixed-income central fund's holdings is provided at the end of this report.

(c) Non-income producing - security is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $12,062,312 or 8.7% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(j) Includes attached Argentine Republic Gross Domestic Product-Linked Securities, expiring 12/15/35.
(k) A portion of the security is subject to a forward commitment to sell.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	65.5%
United Kingdom	3.5%
Canada	3.4%
Germany	3.4%
Brazil	2.9%
Japan	2.2%
Russia	2.1%
Mexico	2.1%
France	1.4%
Venezuela	1.4%
Greece	1.3%
Argentina	1.2%
Turkey	1.1%
Luxembourg	1.0%
Philippines	1.0%
Others (individually less than 1%)	6.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Strategic Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $136,559,665) - See accompanying schedule		$ 139,221,876
Commitment to sell securities on a delayed delivery basis	(964,377)
Receivable for securities sold on a delayed delivery basis	965,300	923
Receivable for investments sold, regular delivery		516,788
Cash		85,764
Foreign currency held at value (cost $1,075,168)		1,039,815
Receivable for fund shares sold		214,292
Interest receivable		1,929,314
Prepaid expenses		140
Receivable from investment adviser for expense reductions		1,025
Total assets		143,009,937

Liabilities
Payable for investments purchased Regular delivery	$ 663,766
Delayed delivery	3,963,903
Payable for fund shares redeemed	197
Accrued management fee	66,503
Distribution fees payable	1,114
Other affiliated payables	12,721
Other payables and accrued expenses	28,596
Total liabilities		4,736,800

Net Assets		$ 138,273,137
Net Assets consist of:
Paid in capital		$ 132,130,959
Undistributed net investment income		3,322,199
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		202,077
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,617,902
Net Assets		$ 138,273,137
Initial Class: Net Asset Value, offering price and redemption price per share ($130,590,087 ÷ 12,218,474 shares)		$ 10.69
Service Class: Net Asset Value, offering price and redemption price per share ($3,845,910 ÷ 360,658 shares)		$ 10.66
Service Class 2: Net Asset Value, offering price and redemption price per share ($3,837,140 ÷ 360,161 shares)		$ 10.65

Statement of Operations

	Six months ended June 30, 2005 (Unaudited)

Investment Income
Dividends		$ 17,792
Interest		3,722,382
Total income		3,740,174

Expenses
Management fee	$ 369,196
Transfer agent fees	44,746
Distribution fees	6,629
Accounting fees and expenses	28,295
Independent trustees' compensation	276
Custodian fees and expenses	20,158
Audit	22,827
Legal	689
Miscellaneous	1,410
Total expenses before reductions	494,226
Expense reductions	(8,744)	485,482
Net investment income		3,254,692
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	333,124
Foreign currency transactions	(43,666)
Total net realized gain (loss)		289,458
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,629,753)
Assets and liabilities in foreign currencies	(54,521)
Delayed delivery commitments	923
Total change in net unrealized appreciation (depreciation)		(1,683,351)
Net gain (loss)		(1,393,893)
Net increase (decrease) in net assets resulting from operations		$ 1,860,799

See accompanying notes which are an integral part of the financial statements.

Strategic Income Portfolio

Statement of Changes in Net Assets

	Six months ended June 30, 2005 (Unaudited)	Year ended December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 3,254,692	$ 2,352,096
Net realized gain (loss)	289,458	746,118
Change in net unrealized appreciation (depreciation)	(1,683,351)	4,302,470
Net increase (decrease) in net assets resulting from operations	1,860,799	7,400,684
Distributions to shareholders from net investment income	(57,567)	(2,222,168)
Distributions to shareholders from net realized gain	(748,368)	(92,747)
Total distributions	(805,935)	(2,314,915)
Share transactions - net increase (decrease)	35,480,114	86,650,808
Total increase (decrease) in net assets	36,534,978	91,736,577

Net Assets
Beginning of period	101,738,159	10,001,582
End of period (including undistributed net investment income of $3,322,199 and undistributed net investment income of $388,911, respectively)	$ 138,273,137	$ 101,738,159
Other Information:
Share Transactions	Six months ended June 30, 2005 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	3,977,734	-	-
Reinvested	71,235	2,368	2,368
Redeemed	(703,423)	-	-
Net increase (decrease)	3,345,546	2,368	2,368

Dollars Sold	$ 42,087,995	$ -	$ -
Reinvested	755,808	25,081	25,046
Redeemed	(7,413,816)	-	-
Net increase (decrease)	$ 35,429,987	$ 25,081	$ 25,046

Share Transactions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2
Shares Sold	8,556,458	-	-
Reinvested	202,564	8,289	7,792
Redeemed	(186,095)	-	-
Net increase (decrease)	8,572,927	8,289	7,792

Dollars Sold	$ 86,237,635	$ -	$ -
Reinvested	2,145,082	87,543	82,290
Redeemed	(1,901,742)	-	-
Net increase (decrease)	$ 86,480,975	$ 87,543	$ 82,290

Distributions	Six months ended June 30, 2005 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 53,986	$ 1,792	$ 1,789
From net realized gain	701,822	23,289	23,257
Total	$ 755,808	$ 25,081	$ 25,046

	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2
From net investment income	$ 2,059,339	$ 84,041	$ 78,788
From net realized gain	85,743	3,502	3,502
Total	$ 2,145,082	$ 87,543	$ 82,290

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61	$ 10.00	$ 10.00
Income from Investment Operations
Net investment income E	.266	.510	.003
Net realized and unrealized gain (loss)	(.116)	.355	(.003)
Total from investment operations	.150	.865	.000
Distributions from net investment income	(.005)	(.245)	-
Distributions from net realized gain	(.065)	(.010)	-
Total distributions	(.070)	(.255)	-
Net asset value, end of period	$ 10.69	$ 10.61	$ 10.00
Total Return B, C, D	1.42%	8.66%	.00%
Ratios to Average Net Assets G
Expenses before expense reductions	.76% A	.85%	10.00% A
Expenses net of voluntary waivers, if any	.75% A	.85%	1.00% A
Expenses net of all reductions	.75% A	.84%	1.00% A
Net investment income	5.11% A	5.02%	1.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 130,590	$ 94,154	$ 3,001
Portfolio turnover rate	67% A	78%	0%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 23, 2003 (commencement of operations) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.59	$ 10.00	$ 10.00
Income from Investment Operations
Net investment income E	.262	.485	.003
Net realized and unrealized gain (loss)	(.122)	.355	(.003)
Total from investment operations	.140	.840	.000
Distributions from net investment income	(.005)	(.240)	-
Distributions from net realized gain	(.065)	(.010)	-
Total distributions	(.070)	(.250)	-
Net asset value, end of period	$ 10.66	$ 10.59	$ 10.00
Total Return B, C, D	1.33%	8.41%	.00%
Ratios to Average Net Assets G
Expenses before expense reductions	.86% A	1.15%	10.10% A
Expenses net of voluntary waivers, if any	.85% A	1.10%	1.10% A
Expenses net of all reductions	.85% A	1.10%	1.10% A
Net investment income	5.01% A	4.77%	1.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,846	$ 3,795	$ 3,501
Portfolio turnover rate	67% A	78%	0%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 23, 2003 (commencement of operations) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Strategic Income Portfolio

Financial Highlights - Service Class 2

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.59	$ 10.00	$ 10.00
Income from Investment Operations
Net investment income E	.254	.469	.003
Net realized and unrealized gain (loss)	(.124)	.356	(.003)
Total from investment operations	.130	.825	.000
Distributions from net investment income	(.005)	(.225)	-
Distributions from net realized gain	(.065)	(.010)	-
Total distributions	(.070)	(.235)	-
Net asset value, end of period	$ 10.65	$ 10.59	$ 10.00
Total Return B, C, D	1.23%	8.26%	.00%
Ratios to Average Net Assets G
Expenses before expense reductions	1.01% A	1.30%	10.25% A
Expenses net of voluntary waivers, if any	1.00% A	1.25%	1.25% A
Expenses net of all reductions	1.00% A	1.25%	1.25% A
Net investment income	4.86% A	4.62%	1.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,837	$ 3,789	$ 3,500
Portfolio turnover rate	67% A	78%	0%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 23, 2003 (commencement of operations) to December 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Strategic Income Portfolio (the fund) is a non-diversified fund of Variable Insurance Products Fund IV (the trust) (referred to in this report as Fidelity Variable Insurance Products: Strategic Income Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class. On January 20, 2005, The Board of Trustees approved the creation of an Investor Class, a new class of shares of the fund. These shares are expected to be available on or about July 21, 2005.

The fund may invest in affiliated fixed-income and money market central funds (Underlying Funds) managed by affiliates of Fidelity Management & Research Company (FMR). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund and underlying fixed-income funds (funds):

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies, including Underlying Funds, are valued at their net asset value each business day.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including the fund's investment activity in the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including income from the Underlying Funds, is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though the principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Strategic Income Portfolio

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 4,238,625
Unrealized depreciation	(1,461,689)
Net unrealized appreciation (depreciation)	$ 2,776,936
Cost for federal income tax purposes	$ 136,444,940

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. Certain funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. Certain funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery". Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. Certain funds may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The funds may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Mortgage Dollar Rolls. To earn additional income, certain funds may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $51,247,311 and $28,338,774, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 1,897
Service Class 2	4,732
$ 6,629

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 42,244
Service Class	1,252
Service Class 2	1,250
$ 44,746

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. Certain funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), or Fidelity Management & Research Company, Inc. (FMRC), affiliates of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Floating Rate Central Investment Portfolio seeks a high level of income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $204,061 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Initial Class	1.00% - .75%*	$ 5,670
Service Class	1.10% - .85%*	139
Service Class 2	1.25% - 1.00%*	154
		$ 5,963

* Expense limitation in effect at period end.

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $2,781.

Strategic Income Portfolio

7. Credit Risk.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Strategic Income Portfolio

Each year, typically in June, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using "soft" commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that, since the last Advisory Contract renewals in June 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using "soft" commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment-grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment-grade taxable bond funds.

Strategic Income Portfolio

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds. Because the fund had been in existence less than three calendar years, the following chart considered by the Board shows, for the one-year period ended December 31, 2004, the returns of Service Class 2 and Initial Class of the fund, the return of a broad-based securities market index ("benchmark"), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The Board did not consider that Lipper peer group to be a meaningful comparison for the fund, however, because, unlike most of its Lipper peers, the fund seeks to achieve its investment objective by allocating its assets among four investment categories. The returns of Service Class 2 and Initial Class represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within the chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. The percentage beaten numbers noted below the chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

VIP: Strategic Income Performance Summary vs. Lipper Objective (%):

12.0
10.0
8.0
6.0
4.0
2.0
0.0
Cumulative Total Return (%)
10.9
8.7
8.3
9.6
7.2
1 Year
75th Percentile
Initial Class Return
Benchmark Return
Service Class 2 Return
25th Percentile

% Beaten
Initial Class: 59%
Service Class 2: 41%
Lipper Objective: Insurance Income
SEC Benchmark: ML US High Yield Mstr II

The Board noted that the relative investment performance of Initial Class of the fund compared favorably to its Lipper peer group for the one-year period. The Board also noted that the investment performance of Initial Class of the fund was lower than its benchmark for the one-year period. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 22% would mean that 78% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile ("quadrant") in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP: Strategic Income - Initial, Service Class & Service Class 2

Historical Management Fees vs. Competitive Medians (BP):

Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
VIP: Strategic Income
65
68
58
67
69
57
Fund commenced operations 12/23/03
Dec-03
Dec-04

	Dec-03	Dec-04
TMG %	23%	22%
Funds/Classes	67	65
ASPG Quadrant	1st	1st

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked above its competitive median for 2004. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees. The Board considered that the fund commenced operations in December 2003 and had only $47.6 million in average assets in 2004.

Furthermore, the Board considered that on December 16, 2004, it had approved changes (effective January 1, 2005) in the transfer agent and service agreements for the fund that established maximum transfer agent fees and eliminated the minimum pricing and bookkeeping fee to prevent small funds or funds with small average account sizes from having relatively high fees in basis points (the "small-fund fee reductions"). The Board considered that, if the small-fund fee reductions had been in effect in 2004, the total expenses of each of Initial Class and Service Class would have ranked below the median.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses for each class of the fund were reasonable, although in all cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Strategic Income Portfolio

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) Fidelity's fund profitability methodology, including additional detail on various cost allocations; (ii) fall-out benefits to Fidelity; and (iii) compensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund's existing Advisory Contracts should be renewed.

Semiannual Report

The following is a complete listing of investments for Fidelity's fixed-income central funds as of June 30, 2005 which are direct or indirect investments of Fidelity Variable Insurance Products: Strategic Income Portfolio.

Semiannual Report

Fidelity Floating Rate Central Investment Portfolio

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (c) - 90.9%
	Principal Amount	Value
Automotive - 4.7%
Accuride Corp. term loan 5.6453% 1/31/12 (b)	$ 2,425,227	$ 2,431,290
AM General LLC Tranche B1, term loan 7.7428% 11/1/11 (b)	3,848,718	3,993,045
Goodyear Tire & Rubber Co.:
Tranche 1, 4.7852% 4/30/10 (b)	1,060,000	1,060,000
Tranche 2, term loan 5.89% 4/30/10 (b)	1,480,000	1,478,150
Travelcenters of America, Inc. Tranche B, term loan 5.09% 12/1/11 (b)	7,916,840	7,986,112
TRW Automotive Holdings Corp. Tranche B, term loan 4.375% 6/30/12 (b)	2,777,696	2,788,113
		19,736,710
Broadcasting - 2.0%
Cumulus Media, Inc.:
Tranche E, term loan 5.125% 3/28/10 (b)	1,989,950	1,989,950
Tranche F, term loan 4.875% 3/28/10 (b)	987,525	987,525
Nexstar Broadcasting, Inc. Tranche B, term loan 4.87% 10/1/12 (b)	3,900,000	3,919,500
Spanish Broadcasting System, Inc. Tranche 1, term loan 5.49% 6/7/12 (b)	1,571,063	1,586,773
		8,483,748
Building Materials - 1.1%
Euramax International, Inc./Euramax International Holdings BV Tranche 1, term loan 5.875% 6/29/12 (b)	1,850,000	1,875,438
Goodman Global Holdings, Inc. term loan 5.5% 12/23/11 (b)	1,213,900	1,232,109
Masonite International Corp. term loan 5.2153% 4/5/13 (b)	1,466,325	1,462,659
		4,570,206
Cable TV - 6.2%
Adelphia Communications Corp. Tranche B, term loan 5.375% 3/31/06 (b)	2,450,000	2,462,250
Century Cable Holdings LLC Tranche B, term loan 8.25% 6/30/09 (b)	3,000,000	2,970,000
Charter Communications Operating LLC:
Tranche A, term loan 6.19% 4/27/10 (b)	2,642,875	2,606,536
Tranche B, term loan 6.44% 4/7/11 (b)	1,994,962	1,977,506
DIRECTV Holdings LLC Tranche B, term loan 4.7363% 4/13/13 (b)	2,260,000	2,274,125
NTL Investment Holdings Ltd. Tranche B, term loan 6.41% 6/13/12 (b)	3,000,000	3,015,000
UPC Broadband Holding BV Tranche H2, term loan 5.752% 9/30/12 (b)	3,940,000	3,949,850
UPC Distribution Holdings BV Tranche F, term loan 6.6% 12/31/11 (b)	4,000,000	4,045,000
WideOpenWest Illinois, Inc. Tranche B, term loan 6.3027% 6/22/11 (b)	2,593,451	2,619,385
		25,919,652

	Principal Amount	Value
Capital Goods - 1.0%
Alliance Laundry Systems LLC term loan 5.59% 1/27/12 (b)	$ 1,950,000	$ 1,974,375
GenTek, Inc. term loan 6.0754% 2/28/11 (b)	1,995,000	1,985,025
Hexcel Corp. Tranche B, term loan 4.9125% 3/1/12 (b)	370,000	372,775
		4,332,175
Chemicals - 1.8%
Celanese Holding LLC term loan
5.74% 4/6/11 (b)	2,340,526	2,369,782
Mosaic Co. Tranche B, term loan 5.0036% 2/21/12 (b)	1,895,250	1,914,203
PQ Corp. term loan 5.5% 2/11/12 (b)	3,291,750	3,308,209
		7,592,194
Consumer Products - 1.7%
Burt's Bees, Inc. term loan 6.2397% 3/28/10 (b)	399,000	402,990
Central Garden & Pet Co. Tranche B, term loan 5.0279% 5/14/09 (b)	397,983	401,963
Del Laboratories, Inc. term loan 5.4683% 7/27/11 (b)	547,250	548,618
Fender Musical Instrument Corp. Tranche B, term loan 5.46% 4/1/12 (b)	810,000	820,125
Jostens IH Corp. Tranche A, term loan 5.64% 10/4/10 (b)	2,250,000	2,278,125
Rayovac Corp. term loan 5.2082% 2/7/12 (b)	498,750	503,738
Simmons Bedding Co. Tranche C, term loan 5.9099% 12/19/11 (b)	1,976,462	1,981,404
		6,936,963
Containers - 0.2%
Berry Plastics Corp. term loan 5.6004% 12/2/11 (b)	950,000	964,250
Diversified Financial Services - 0.7%
Refco Finance Holdings LLC term loan 5.3144% 8/5/11 (b)	2,981,481	2,988,935
Diversified Media - 1.3%
Lamar Media Corp.:
Tranche A, term loan 4.4375% 6/30/09 (b)	925,000	925,000
Tranche C, term loan 5.0625% 6/30/10 (b)	2,985,000	3,011,119
R.H. Donnelley Corp. Tranche A3, term loan 5.1509% 12/31/09 (b)	1,468,667	1,479,682
		5,415,801
Electric Utilities - 3.1%
Covanta Energy Corp. Tranche 1:
Credit-Linked Deposit 6.46% 6/24/12 (b)	2,211,382	2,227,967
term loan 6.46% 6/24/12 (b)	1,788,618	1,802,033
Floating Rate Loans (c) - continued
	Principal Amount	Value
Electric Utilities - continued
NRG Energy, Inc.:
Credit-Linked Deposit 5.265% 12/24/11 (b)	$ 1,706,250	$ 1,714,781
term loan 5.2554% 12/24/11 (b)	2,182,781	2,193,695
Reliant Energy, Inc. term loan 6.0579% 4/30/10 (b)	1,995,000	2,012,456
Texas Genco LLC term loan 5.4098% 12/14/11 (b)	2,985,000	3,026,044
		12,976,976
Energy - 6.6%
Coffeyville Resources LLC:
Credit-Linked Deposit 6.063% 7/8/11 (b)	704,000	668,800
Tranche B1, term loan 6.063% 7/8/12 (b)	1,056,000	1,069,200
El Paso Corp. Credit-Linked Deposit 5.855% 11/22/09 (b)	6,000,000	6,022,500
Energy Transfer Partners LP term loan 6.47% 6/16/08 (b)	5,000,000	5,025,000
Kerr-McGee Corp. Tranche B, term loan 5.79% 5/24/11 (b)	10,000,000	10,162,500
LB Pacific LP term loan 6.1471% 3/3/12 (b)	3,990,000	4,024,913
Universal Compression, Inc. term loan 5.24% 2/15/12 (b)	897,750	908,972
		27,881,885
Entertainment/Film - 2.0%
MGM Holdings II, Inc. Tranche B, term loan 5.74% 4/8/12 (b)	8,550,000	8,571,375
Environmental - 1.6%
Allied Waste Industries, Inc.:
term loan 5.3731% 1/15/12 (b)	2,088,868	2,091,479
Tranche A, Credit-Linked Deposit 5.34% 1/15/12 (b)	797,297	798,294
Envirocare of Utah, Inc. Tranche 1, term loan 6.11% 4/13/10 (b)	3,818,182	3,832,500
		6,722,273
Food/Beverage/Tobacco - 3.2%
Centerplate, Inc. term loan 6.43% 10/1/10 (b)	4,920,000	4,944,600
Commonwealth Brands, Inc. term loan 6.625% 8/28/07 (b)	165,210	167,275
Constellation Brands, Inc. Tranche B, term loan 5.1451% 11/30/11 (b)	6,438,958	6,511,397
Herbalife International, Inc. term loan 5.16% 12/21/10 (b)	1,640,000	1,648,200
		13,271,472
Gaming - 2.0%
Green Valley Ranch Gaming LLC term loan 5.49% 12/17/11 (b)	2,187,019	2,211,623
Herbst Gaming, Inc. term loan 5.6275% 1/7/11 (b)	399,000	401,993
Isle of Capri Casinos, Inc. term loan 5.0179% 2/4/11 (b)	199,000	200,990
Marina District Finance Co., Inc. term loan 5.185% 10/14/11 (b)	3,980,000	4,004,875

	Principal Amount	Value
Resorts International Hotel & Casino, Inc. Tranche B1, term loan 5.83% 4/26/12 (b)	$ 785,433	$ 796,233
Venetian Casino Resort LLC Tranche B, term loan 5.24% 6/15/11 (b)	900,000	906,750
		8,522,464
Healthcare - 14.5%
AMR HoldCo, Inc./ EmCare HoldCo, Inc. term loan 5.6734% 2/7/12 (b)	3,291,750	3,337,012
Community Health Systems, Inc. term loan 5.07% 8/19/11 (b)	3,974,975	4,014,725
CRC Health Corp. term loan 6.24% 5/11/11 (b)	950,000	961,875
DaVita, Inc. Tranche B, term loan LIBOR + 2.25% 7/30/12 (b)	8,000,000	8,100,000
HCA, Inc. term loan 4.33% 11/9/09 (b)	11,000,000	10,917,491
HealthSouth Corp.:
Credit-Linked Deposit 5.7235% 6/14/07 (b)	807,500	816,584
term loan 5.82% 6/14/07 (b)	2,992,500	3,022,425
LifePoint Hospitals, Inc. Tranche B, term loan 4.845% 4/15/12 (b)	5,940,000	5,954,850
Newquest, Inc. Tranche A, term loan 6.66% 3/1/11 (b)	487,500	489,938
PacifiCare Health Systems, Inc. Tranche B, term loan 5.0656% 12/6/10 (b)	6,947,500	6,999,606
Select Medical Holdings Corp. Tranche B, term loan 5.0419% 2/24/12 (b)	3,990,000	3,994,988
Skilled Healthcare Group, Inc. Tranche 2, term loan 10.74% 12/15/12 (b)	3,000,000	3,015,000
Vicar Operating, Inc. term loan 4.875% 5/16/11 (b)	5,040,000	5,052,600
Warner Chilcott Corp. term loan 5.9939% 1/18/12 (b)	3,992,057	4,002,037
		60,679,131
Homebuilding/Real Estate - 5.3%
CB Richard Ellis Services, Inc. term loan 5.3167% 3/31/10 (b)	1,445,902	1,456,747
General Growth Properties, Inc. Tranche B, term loan 5.58% 11/12/08 (b)	5,971,575	6,023,826
Lake Las Vegas LLC Tranche 1, term loan 6.0887% 11/1/09 (b)	3,926,873	3,936,690
LNR Property Corp. Tranche B, term loan 6.3396% 2/3/08 (b)	3,919,880	3,934,580
Maguire Properties, Inc. Tranche B, term loan 4.9% 3/15/10 (b)	4,611,111	4,634,167
Shea Mountain House LLC Tranche B, term loan 5.27% 5/11/11 (b)	2,430,000	2,436,075
		22,422,085
Floating Rate Loans (c) - continued
	Principal Amount	Value
Hotels - 1.7%
Starwood Hotels & Resorts Worldwide, Inc. term loan 4.58% 10/9/06 (b)	$ 5,151,815	$ 5,151,815
Wyndham International, Inc. Tranche 1:
Credit-Linked Deposit 6.435% 5/6/11 (b)	172,415	172,846
term loan 6.5% 5/6/11 (b)	1,823,017	1,827,575
		7,152,236
Insurance - 1.2%
Marsh & McLennan Companies, Inc. term loan 4.1875% 12/31/06 (b)	5,000,000	5,006,250
Leisure - 0.7%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 6.19% 6/8/12 (b)	3,000,000	3,037,500
Metals/Mining - 2.5%
Murray Energy Corp. Tranche 1, term loan 6.33% 1/28/10 (b)	498,750	501,244
Novelis, Inc. term loan 4.96% 1/7/12 (b)	3,461,538	3,491,827
Peabody Energy Corp. term loan 4.431% 3/21/10 (b)	2,955,664	2,959,358
Trout Coal Holdings LLC / Dakota Tranche 1, term loan 5.9736% 3/23/11 (b)	3,690,750	3,699,977
		10,652,406
Paper - 3.2%
Escanaba Timber LLC term loan 6% 5/2/08 (b)	520,000	528,450
Georgia-Pacific Corp. term loan 4.78% 7/2/09 (b)	1,000,000	1,000,000
Koch Cellulose LLC:
term loan 5.24% 5/7/11 (b)	1,958,517	1,980,550
Credit-Linked Deposit 4.6113% 5/7/11 (b)	602,945	609,728
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 3.0888% 11/1/10 (b)	655,111	662,481
Tranche B, term loan 5.4158% 11/1/11 (b)	5,221,241	5,279,980
Tranche C, term loan 5.2921% 11/1/11 (b)	1,927,849	1,949,538
Xerium Technologies, Inc. Tranche B, term loan 5.49% 5/18/12 (b)	1,500,000	1,515,000
		13,525,727
Publishing/Printing - 2.7%
Dex Media West LLC/Dex Media West Finance Co. Tranche B, term loan 4.9282% 9/9/10 (b)	6,618,287	6,667,924
Liberty Group Operating, Inc. Tranche B, term loan 5.4436% 2/28/12 (b)	197,006	197,499
R.H. Donnelley Corp. Tranche B2, term loan 5.0536% 6/30/11 (b)	4,298,142	4,330,378
		11,195,801

	Principal Amount	Value
Railroad - 1.4%
Kansas City Southern Railway Co. Tranche B1, term loan 5.1572% 3/30/08 (b)	$ 2,788,360	$ 2,823,214
RailAmerica, Inc. term loan 5.3125% 9/29/11 (b)	2,972,505	3,013,376
		5,836,590
Restaurants - 2.4%
Domino's, Inc. term loan 5.25% 6/25/10 (b)	4,809,121	4,857,213
Jack in the Box, Inc. term loan 4.9463% 1/8/11 (b)	3,125,659	3,160,823
Landry's Seafood Restaurants, Inc. term loan 5.2387% 12/28/10 (b)	1,457,675	1,474,074
Ruth's Chris Steak House, Inc. term loan 6.25% 3/11/11 (b)	480,952	480,952
		9,973,062
Services - 5.2%
Coinstar, Inc. term loan 5.55% 7/1/11 (b)	827,233	839,642
DynCorp term loan 6.0625% 2/11/11 (b)	2,000,000	2,010,000
Iron Mountain, Inc.:
term loan 5.125% 4/2/11 (b)	3,722,242	3,759,464
Tranche R, term loan 4.9816% 4/2/11 (b)	4,975,000	5,024,750
JohnsonDiversey, Inc. Tranche B, term loan 4.9578% 11/3/09 (b)	336,005	338,525
Knowledge Learning Corp. term loan 5.99% 1/7/12 (b)	4,061,111	4,081,417
Rural/Metro Corp.:
Credit-Linked Deposit 5.65% 3/4/11 (b)	520,882	524,789
term loan 6.0297% 3/4/11 (b)	1,904,941	1,919,228
United Rentals, Inc.:
term loan 5.5742% 2/14/11 (b)	2,843,979	2,875,974
Tranche B, Credit-Linked Deposit 4.8224% 2/14/11 (b)	575,996	581,756
		21,955,545
Shipping - 0.1%
Baker Tanks, Inc. term loan 5.8793% 1/30/11 (b)	249,375	251,869
Technology - 4.5%
AMI Semiconductor, Inc. term loan 4.83% 4/1/12 (b)	1,596,000	1,599,990
Fairchild Semiconductor Corp. Tranche B3, term loan 5.354% 12/31/10 (b)	2,060,334	2,080,937
Fidelity National Information Solutions, Inc. Tranche B, term loan 4.96% 3/9/13 (b)	5,719,500	5,698,052
Infor Global Solutions AG Tranche 1, term loan 6.712% 4/18/11 (b)	6,000,000	6,015,000
ON Semiconductor Corp. Tranche G, term loan 6.5% 12/15/11 (b)	2,985,000	2,992,463
UGS Holdings, Inc. Tranche C, term loan 5.1462% 3/31/12 (b)	475,172	479,924
		18,866,366
Floating Rate Loans (c) - continued
	Principal Amount	Value
Telecommunications - 6.0%
Alaska Communications Systems Holding term loan 5.49% 2/1/12 (b)	$ 7,100,000	$ 7,153,250
American Tower LP Tranche C, term loan 5.2099% 8/31/11 (b)	2,573,550	2,599,286
Conversant Holdings, Inc. Tranche B, term loan 7.3351% 3/31/11 (b)	1,962,500	1,945,328
Hawaiian Telcom Communications, Inc. Tranche B, term loan 5.73% 10/31/12 (b)	3,000,000	3,030,000
Intelsat Ltd. term loan 5.25% 7/28/11 (b)	3,236,542	3,264,862
New Skies Satellites BV term loan 5.4375% 5/2/11 (b)	1,490,609	1,511,105
NTELOS, Inc.:
term loan 8.33% 2/24/12 (b)	200,000	196,000
Tranche B, term loan 5.83% 8/24/11 (b)	995,000	995,000
Qwest Corp. Tranche A, term loan 7.9338% 6/30/07 (b)	1,600,000	1,648,000
SpectraSite Communications, Inc. Tranche B, term loan 4.91% 5/19/12 (b)	1,990,000	2,004,925
Valor Telecommunications Enterprises LLC/Valor Finance Corp. Tranche B, term loan 5.392% 2/14/12 (b)	784,000	793,800
		25,141,556
Textiles & Apparel - 0.3%
St. John Knits International, Inc. Tranche B, term loan 6% 3/23/12 (b)	498,750	503,114
William Carter Co. term loan 5.08% 6/29/12 (b)	850,000	860,625
		1,363,739
TOTAL FLOATING RATE LOANS (Cost $381,285,882)		381,946,942
Nonconvertible Bonds - 8.1%

Automotive - 3.5%
General Motors Acceptance Corp.:
4.145% 5/18/06 (b)	2,000,000	1,990,538
4.3948% 10/20/05 (b)	5,000,000	5,004,260
4.6019% 9/23/08 (b)	3,000,000	2,773,467
6.75% 1/15/06	2,000,000	2,015,780
7.5% 7/15/05	3,000,000	3,001,296
		14,785,341
Diversified Financial Services - 1.2%
Residential Capital Corp. 4.835% 6/29/07 (a)(b)	5,000,000	5,001,880
Technology - 1.2%
Nortel Networks Corp. 6.125% 2/15/06	5,000,000	5,025,000

	Principal Amount	Value
Telecommunications - 2.2%
Qwest Corp. 6.6706% 6/15/13 (a)(b)	$ 2,840,000	$ 2,907,450
Rogers Communications, Inc. 6.535% 12/15/10 (b)	6,000,000	6,240,000
		9,147,450
TOTAL NONCONVERTIBLE BONDS (Cost $34,062,076)		33,959,671
Cash Equivalents - 4.8%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.42%, dated 6/30/05 due 7/1/05) (Cost $19,961,000)	$ 19,962,899	19,961,000
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $435,308,958)		435,867,613
NET OTHER ASSETS - (3.8)%		(15,788,511)
NET ASSETS - 100%		$ 420,079,102
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7,909,330 or 1.9% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Income Tax Information

At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $435,285,647. Net unrealized appreciation aggregated $581,966, of which $1,609,203 related to appreciated investment securities and $1,027,237 related to depreciated investment securities.

Semiannual Report

Semiannual Report

Strategic Income Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Money Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPSI-SANN-0805
1.803539.101

Fidelity® Variable Insurance Products:

Technology Portfolio

Semiannual Report

June 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Technology Portfolio

Fidelity Variable Insurance Products: Technology Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 to June 30, 2005
Actual	$ 1,000.00	$ 976.00	$ 3.82
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.93	$ 3.91

* Expenses are equal to the Fund's annualized expense ratio of .78%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Variable Insurance Products: Technology Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Research In Motion Ltd.	7.3	1.2
QUALCOMM, Inc.	6.2	2.4
Juniper Networks, Inc.	6.0	1.8
EMC Corp.	5.1	5.1
Nokia Corp. sponsored ADR	4.9	0.5
Google, Inc. Class A (sub. vtg.)	4.8	1.6
eBay, Inc.	2.7	1.7
Oracle Corp.	2.1	1.9
AU Optronics Corp. sponsored ADR	1.9	0.0
Motorola, Inc.	1.7	2.8
	42.7
Top Industries (% of fund's net assets)
As of June 30, 2005
Communications Equipment	34.5%
Semiconductors & Semiconductor Equipment	16.1%
Software	11.2%
Computers & Peripherals	10.1%
Electronic Equipment & Instruments	7.8%
All Others*	20.3%

As of December 31, 2004
Semiconductors & Semiconductor Equipment	31.0%
Computers & Peripherals	22.5%
Communications Equipment	18.4%
Software	15.5%
Internet Software & Services	4.7%
All Others*	7.9%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Technology Portfolio

Fidelity Variable Insurance Products: Technology Portfolio

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value (Note 1)
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Human Resource & Employment Services - 0.3%
51job, Inc. sponsored ADR (d)	16,600	$ 210,820
COMMUNICATIONS EQUIPMENT - 34.5%
Communications Equipment - 34.5%
ADC Telecommunications, Inc. (a)	10,485	228,258
Andrew Corp. (a)	25,700	327,932
AudioCodes Ltd. (a)	27,800	276,610
Avaya, Inc. (a)	139,000	1,156,480
Carrier Access Corp. (a)	14,600	70,372
CIENA Corp. (a)	248,700	519,783
Comverse Technology, Inc. (a)	23,270	550,336
Corning, Inc. (a)	52,300	869,226
Extreme Networks, Inc. (a)	14,200	58,220
F5 Networks, Inc. (a)	17,200	812,442
Foxconn International Holdings Ltd.	40,000	29,855
Harris Corp.	300	9,363
Juniper Networks, Inc. (a)	183,496	4,620,429
Motorola, Inc.	72,730	1,328,050
MRV Communications, Inc. (a)	53,600	116,312
NMS Communications Corp. (a)	13,920	39,811
Nokia Corp. sponsored ADR	227,800	3,790,592
Powerwave Technologies, Inc. (a)	39,600	404,712
QUALCOMM, Inc.	144,000	4,753,440
Redback Networks, Inc. (a)	16,032	102,284
Research In Motion Ltd. (a)	75,500	5,556,509
SiRF Technology Holdings, Inc. (a)	6,300	111,384
Sonus Networks, Inc. (a)	78,800	376,664
Tekelec (a)	15,300	257,040
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	3,700	118,215
		26,484,319
COMPUTERS & PERIPHERALS - 10.1%
Computer Hardware - 3.1%
Apple Computer, Inc. (a)	28,200	1,038,042
Avid Technology, Inc. (a)	2,200	117,216
Dell, Inc. (a)	31,339	1,238,204
		2,393,462
Computer Storage & Peripherals - 7.0%
Advanced Digital Information Corp. (a)	20,400	155,040
Brocade Communications Systems, Inc. (a)	500	1,940
EMC Corp. (a)	284,040	3,894,188
McDATA Corp. Class A (a)	120,500	482,000
Network Appliance, Inc. (a)	29,300	828,311
		5,361,479
TOTAL COMPUTERS & PERIPHERALS		7,754,941

	Shares	Value (Note 1)
ELECTRICAL EQUIPMENT - 0.8%
Electrical Components & Equipment - 0.8%
American Power Conversion Corp.	8,000	$ 188,720
Evergreen Solar, Inc. (a)	61,400	394,802
		583,522
ELECTRONIC EQUIPMENT & INSTRUMENTS - 7.8%
Electronic Equipment & Instruments - 4.8%
Aeroflex, Inc. (a)	13,100	110,040
Agilent Technologies, Inc. (a)	16,400	377,528
AU Optronics Corp. sponsored ADR	86,600	1,467,004
Photon Dynamics, Inc. (a)	62,700	1,292,247
Planar Systems, Inc. (a)	19,500	143,325
Vishay Intertechnology, Inc. (a)	21,100	250,457
		3,640,601
Electronic Manufacturing Services - 1.7%
Hon Hai Precision Industries Co. Ltd.	108,549	563,735
International DisplayWorks, Inc. (a)(d)	20,900	167,200
KEMET Corp. (a)	30,900	194,670
Molex, Inc.	4,200	109,368
TTM Technologies, Inc. (a)	15,900	120,999
Xyratex Ltd.	8,350	129,509
		1,285,481
Technology Distributors - 1.3%
Arrow Electronics, Inc. (a)	13,700	372,092
Avnet, Inc. (a)	15,900	358,227
CDW Corp.	2,600	148,434
Ingram Micro, Inc. Class A (a)	9,200	144,072
		1,022,825
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		5,948,907
HOUSEHOLD DURABLES - 0.3%
Consumer Electronics - 0.3%
ReignCom Ltd.	3,226	53,013
Thomson SA	6,500	155,746
		208,759
INTERNET & CATALOG RETAIL - 2.7%
Internet Retail - 2.7%
eBay, Inc. (a)	63,600	2,099,436
INTERNET SOFTWARE & SERVICES - 7.4%
Internet Software & Services - 7.4%
Akamai Technologies, Inc. (a)	17,700	232,401
AsiaInfo Holdings, Inc. (a)	9,900	54,549
Blue Coat Systems, Inc. (a)	4,600	137,448
Google, Inc. Class A (sub. vtg.)	12,400	3,647,460
InfoSpace, Inc. (a)	6,900	227,217
Marchex, Inc. Class B (a)(d)	27,000	406,080
Openwave Systems, Inc. (a)	58,633	961,581
		5,666,736
Common Stocks - continued
	Shares	Value (Note 1)
IT SERVICES - 3.2%
Data Processing & Outsourced Services - 2.4%
Affiliated Computer Services, Inc. Class A (a)	6,100	$ 311,710
First Data Corp.	30,600	1,228,284
Paychex, Inc.	8,400	273,336
		1,813,330
IT Consulting & Other Services - 0.8%
Infosys Technologies Ltd. sponsored ADR	4,200	325,374
Kanbay International, Inc.	13,800	318,918
		644,292
TOTAL IT SERVICES		2,457,622
OFFICE ELECTRONICS - 0.2%
Office Electronics - 0.2%
Zebra Technologies Corp. Class A (a)	4,200	183,918
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 16.1%
Semiconductor Equipment - 3.1%
Amkor Technology, Inc. (a)	89,500	402,750
ASE Test Ltd. (a)	62,100	399,924
ASML Holding NV (NY Shares) (a)	13,400	209,844
ATMI, Inc. (a)	7,900	229,179
Credence Systems Corp. (a)	19,500	176,475
Kulicke & Soffa Industries, Inc. (a)	26,200	207,242
Lam Research Corp. (a)	2,500	72,350
Teradyne, Inc. (a)	29,000	347,130
Tessera Technologies, Inc. (a)	4,772	159,433
Varian Semiconductor Equipment Associates, Inc. (a)	5,300	196,100
		2,400,427
Semiconductors - 13.0%
Agere Systems, Inc. (a)	29,160	349,920
Altera Corp. (a)	35,900	711,538
Analog Devices, Inc.	25,500	951,405
Applied Micro Circuits Corp. (a)	112,100	286,976
Cambridge Display Technologies, Inc.	7,300	55,845
Chartered Semiconductor Manufacturing Ltd. sponsored ADR (a)(d)	13,600	104,584
Cypress Semiconductor Corp. (a)	16,800	211,512
Exar Corp. (a)	5,600	83,384
Fairchild Semiconductor International, Inc. (a)	15,500	228,625
Freescale Semiconductor, Inc.:
Class A	20,800	437,008
Class B	7,212	152,750
Integrated Device Technology, Inc. (a)	31,000	333,250
Intel Corp.	28,640	746,358

	Shares	Value (Note 1)
Intersil Corp. Class A	20,400	$ 382,908
Linear Technology Corp.	21,100	774,159
Marvell Technology Group Ltd. (a)	5,900	224,436
Maxim Integrated Products, Inc.	23,800	909,398
Mindspeed Technologies, Inc. (a)	188,900	230,458
National Semiconductor Corp.	25,600	563,968
O2Micro International Ltd. (a)	34,100	479,105
ON Semiconductor Corp. (a)	52,100	239,660
PMC-Sierra, Inc. (a)	24,200	225,786
Silicon Image, Inc. (a)	3,380	34,679
STATS ChipPAC Ltd. sponsored ADR (a)(d)	53,300	379,496
Trident Microsystems, Inc. (a)	15,900	360,771
Vitesse Semiconductor Corp. (a)	89,400	186,846
Volterra Semiconductor Corp. (d)	19,300	287,377
		9,932,202
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		12,332,629
SOFTWARE - 11.2%
Application Software - 4.2%
Citrix Systems, Inc. (a)	24,900	539,334
Hyperion Solutions Corp. (a)	2,000	80,480
JAMDAT Mobile, Inc.	15,500	429,040
Kronos, Inc. (a)	2,000	80,780
Quest Software, Inc. (a)	44,479	606,249
Siebel Systems, Inc.	30,800	274,120
TIBCO Software, Inc. (a)	11,400	74,556
Ulticom, Inc. (a)	109,585	1,162,697
		3,247,256
Home Entertainment Software - 0.4%
THQ, Inc. (a)	9,600	280,992
UBI Soft Entertainment SA (a)	1,000	49,967
		330,959
Systems Software - 6.6%
Adobe Systems, Inc.	17,150	490,833
Macrovision Corp. (a)	2,700	60,858
Oracle Corp. (a)	124,000	1,636,800
Red Hat, Inc. (a)(d)	81,560	1,068,436
Symantec Corp. (a)	56,600	1,230,484
VERITAS Software Corp. (a)	22,061	538,288
		5,025,699
TOTAL SOFTWARE		8,603,914
WIRELESS TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Wireless Facilities, Inc. (a)	28,600	181,038
TOTAL COMMON STOCKS (Cost $63,988,077)		72,716,561
Money Market Funds - 3.8%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 3.21% (b)	1,001,099	$ 1,001,099
Fidelity Securities Lending Cash Central Fund, 3.23% (b)(c)	1,886,550	1,886,550
TOTAL MONEY MARKET FUNDS (Cost $2,887,649)		2,887,649
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $66,875,726)		75,604,210
NET OTHER ASSETS - 1.4%		1,077,230
NET ASSETS - 100%		$ 76,681,440
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	81.1%
Canada	7.3%
Finland	4.9%
Taiwan	3.1%
Others (individually less than 1%)	3.6%
100.0%
Income Tax Information
At December 31, 2004, the fund had a capital loss carryforward of approximately $8,116,656 of which $6,956,472 and $1,160,184 will expire on December 31, 2010 and 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Technology Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,837,540) (cost $66,875,726) - See accompanying schedule		$ 75,604,210
Foreign currency held at value (cost $1,025,085)		1,020,268
Receivable for investments sold		4,096,201
Receivable for fund shares sold		3,838
Dividends receivable		5,232
Interest receivable		2,743
Prepaid expenses		252
Other receivables		61,600
Total assets		80,794,344

Liabilities
Payable for investments purchased	$ 2,139,360
Payable for fund shares redeemed	10,694
Accrued management fee	37,220
Other affiliated payables	6,676
Other payables and accrued expenses	32,404
Collateral on securities loaned, at value	1,886,550
Total liabilities		4,112,904

Net Assets		$ 76,681,440
Net Assets consist of:
Paid in capital		$ 69,359,732
Accumulated net investment loss		(170,892)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,231,096)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		8,723,696
Net Assets, for 8,417,472 shares outstanding		$ 76,681,440
Net Asset Value, offering price and redemption price per share ($76,681,440 ÷ 8,417,472 shares)		$ 9.11

Statement of Operations

	Six months ended June 30, 2005 (Unaudited)

Investment Income
Dividends		$ 121,877
Interest		8,924
Security lending		13,960
		144,761
Less foreign taxes withheld		(7,859)
Total income		136,902

Expenses
Management fee	$ 238,945
Transfer agent fees	28,834
Accounting and security lending fees	15,813
Independent trustees' compensation	206
Custodian fees and expenses	16,438
Audit	17,999
Legal	841
Miscellaneous	5,604
Total expenses before reductions	324,680
Expense reductions	(58,458)	266,222
Net investment income (loss)		(129,320)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	7,923,059
Foreign currency transactions	1,730
Total net realized gain (loss)		7,924,789
Change in net unrealized appreciation (depreciation) on: Investment securities	(12,346,860)
Assets and liabilities in foreign currencies	(4,920)
Total change in net unrealized appreciation (depreciation)		(12,351,780)
Net gain (loss)		(4,426,991)
Net increase (decrease) in net assets resulting from operations		$ (4,556,311)

See accompanying notes which are an integral part of the financial statements.

Technology Portfolio

Statement of Changes in Net Assets

	Six months ended June 30, 2005 (Unaudited)	Year ended December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (129,320)	$ 321,095
Net realized gain (loss)	7,924,789	(886,003)
Change in net unrealized appreciation (depreciation)	(12,351,780)	(4,465,746)
Net increase (decrease) in net assets resulting from operations	(4,556,311)	(5,030,654)
Distributions to shareholders from net investment income	(365,699)	-
Share transactions Proceeds from sales of shares	6,858,910	41,591,140
Reinvestment of distributions	365,699	-
Cost of shares redeemed	(42,475,323)	(87,134,416)
Net increase (decrease) in net assets resulting from share transactions	(35,250,714)	(45,543,276)
Redemption fees	23,340	130,386
Total increase (decrease) in net assets	(40,149,384)	(50,443,544)

Net Assets
Beginning of period	116,830,824	167,274,368
End of period (including accumulated net investment loss of $170,892 and undistributed net investment income of $334,161, respectively)	$ 76,681,440	$ 116,830,824
Other Information Shares
Sold	759,718	4,379,607
Issued in reinvestment of distributions	40,187	-
Redeemed	(4,849,193)	(9,843,606)
Net increase (decrease)	(4,049,288)	(5,463,999)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.37	$ 9.33	$ 5.86	$ 9.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.02 F	(.03)	(.04)	(.03)
Net realized and unrealized gain (loss)	(.21)	.01 G	3.49	(3.54)	(.57)
Total from investment operations	(.22)	.03	3.46	(3.58)	(.60)
Distributions from net investment income	(.04)	-	-	-	-
Redemption fees added to paid in capital E	- J	.01	.01	.02	.02
Net asset value, end of period	$ 9.11	$ 9.37	$ 9.33	$ 5.86	$ 9.42
Total Return B, C, D	(2.40)%	.43%	59.22%	(37.79)%	(5.80)%
Ratios to Average Net Assets I
Expenses before expense reductions	.78% A	.75%	.83%	.99%	1.31% A
Expenses net of voluntary waivers, if any	.78% A	.75%	.83%	.99%	1.31% A
Expenses net of all reductions	.64% A	.68%	.75%	.86%	1.29% A
Net investment income (loss)	(.31)% A	.24%	(.34)%	(.52)%	(.70)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 76,681	$ 116,831	$ 167,274	$ 32,955	$ 43,430
Portfolio turnover rate	195% A	118%	129%	217%	129% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.06 per share.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

H For the period July 19, 2001 (commencement of operations) to December 31, 2001.

I Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Technology Portfolio

Notes to Financial Statements

For the period ended June 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Technology Portfolio (the fund) is a non-diversified fund of Variable Insurance Products Fund IV (the trust) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The fund is authorized to issue an unlimited number of shares. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers Initial Class shares. On January 20, 2005, The Board of Trustees approved the creation of an Investor Class, a new class of shares of the fund. These shares are expected to be available on or about July 21, 2005. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 11,467,204
Unrealized depreciation	(3,204,176)
Net unrealized appreciation (depreciation)	$ 8,263,028
Cost for federal income tax purposes	$ 67,341,182

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $82,454,933 and $121,965,649, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee with respect to the account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. The fund pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $8,688 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9,911 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Technology Portfolio

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collat-eral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $58,458 for the period.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the fund.

Semiannual Report

Technology Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodians

JPMorgan Chase Bank
New York, NY

State Street Bank & Trust Co.
Quincy, MA

VTECIC-SANN-0805
1.817388.100

Fidelity® Variable Insurance Products:

Telecommunications & Utilities Growth Portfolio

Semiannual Report

June 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Telecommunications & Utilities Growth Portfolio

Fidelity Variable Insurance Products: Telecommunications & Utilities Growth Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 to June 30, 2005
Actual	$ 1,000.00	$ 1,058.00	$ 4.29
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.63	$ 4.21

* Expenses are equal to the Fund's annualized expense ratio of .84%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Variable Insurance Products: Telecommunications & Utilities Growth Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Verizon Communications, Inc.	9.6	9.9
SBC Communications, Inc.	9.4	9.6
BellSouth Corp.	9.1	8.9
Nextel Communications, Inc. Class A	8.8	7.7
Exelon Corp.	5.2	4.7
Citizens Communications Co.	4.3	4.1
American Tower Corp. Class A	3.7	2.8
Entergy Corp.	3.2	2.4
Edison International	2.8	0.0
Public Service Enterprise Group, Inc.	2.8	0.0
	58.9
Top Industries (% of fund's net assets)
As of June 30, 2005
Diversified Telecommunication Services	36.8%
Wireless Telecommunication Services	21.6%
Electric Utilities	20.9%
Multi-Utilities	7.0%
Independent Power Producers & Energy Traders	5.6%
All Others*	8.1%

As of December 31, 2004
Diversified Telecommunication Services	39.1%
Electric Utilities	24.1%
Wireless Telecommunication Services	17.4%
Media	7.9%
Multi-Utilities & Unregulated Power	7.6%
All Others*	3.9%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Telecommunications & Utilities Growth Portfolio

Fidelity Variable Insurance Products: Telecommunications & Utilities Growth Portfolio

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (Note 1)
CONSTRUCTION & ENGINEERING - 0.3%
Construction & Engineering - 0.3%
Dycom Industries, Inc. (a)	4,480	$ 88,749
DIVERSIFIED TELECOMMUNICATION SERVICES - 36.8%
Integrated Telecommunication Services - 36.8%
Alaska Communication Systems Group, Inc.	3,400	33,694
ALLTEL Corp.	3,710	231,059
BellSouth Corp.	124,730	3,314,076
Citizens Communications Co.	116,830	1,570,195
FairPoint Communications, Inc.	22,400	361,760
Golden Telecom, Inc.	1,100	33,748
Qwest Communications International, Inc. (a)	257,370	954,843
SBC Communications, Inc.	145,110	3,446,363
Verizon Communications, Inc.	100,960	3,488,167
		13,433,905
ELECTRIC UTILITIES - 20.9%
Electric Utilities - 20.9%
Allegheny Energy, Inc. (a)	15,800	398,476
Allete, Inc.	233	11,627
Cinergy Corp.	2,500	112,050
Edison International	25,400	1,029,970
El Paso Electric Co. (a)	4,200	85,890
Entergy Corp.	15,500	1,171,025
Exelon Corp.	36,700	1,883,811
FirstEnergy Corp.	17,620	847,698
FPL Group, Inc.	14,900	626,694
Northeast Utilities	3,400	70,924
PG&E Corp.	9,300	349,122
PPL Corp.	16,700	991,646
Westar Energy, Inc.	1,700	40,851
		7,619,784
GAS UTILITIES - 1.8%
Gas Utilities - 1.8%
Equitable Resources, Inc.	300	20,400
ONEOK, Inc.	8,300	270,995
Questar Corp.	4,900	322,910
UGI Corp.	2,000	55,800
		670,105
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 5.6%
Independent Power & Energy Trade - 5.6%
AES Corp. (a)	38,350	628,173
Calpine Corp. (a)	5,400	18,360
Constellation Energy Group, Inc.	5,490	316,718
NRG Energy, Inc. (a)	6,100	229,360
TXU Corp.	10,340	859,151
		2,051,762

	Shares	Value (Note 1)
MEDIA - 3.7%
Broadcasting & Cable TV - 3.7%
EchoStar Communications Corp. Class A	30,700	$ 925,605
XM Satellite Radio Holdings, Inc. Class A (a)	12,400	417,384
		1,342,989
MULTI-UTILITIES - 7.0%
Multi-Utilities - 7.0%
CMS Energy Corp. (a)	15,410	232,075
Dominion Resources, Inc.	13,870	1,017,919
Public Service Enterprise Group, Inc.	16,900	1,027,858
Sempra Energy	4,400	181,764
Wisconsin Energy Corp.	2,120	82,680
		2,542,296
OIL, GAS & CONSUMABLE FUELS - 0.6%
Oil & Gas Exploration & Production - 0.5%
Cheniere Energy, Inc. (a)	6,200	192,820
Oil & Gas Refining & Marketing - 0.1%
Western Gas Resources, Inc.	1,000	34,900
TOTAL OIL, GAS & CONSUMABLE FUELS		227,720
WATER UTILITIES - 0.2%
Water Utilities - 0.2%
Aqua America, Inc.	2,487	73,963
WIRELESS TELECOMMUNICATION SERVICES - 21.6%
Wireless Telecommunication Services - 21.6%
Alamosa Holdings, Inc. (a)	9,500	132,050
American Tower Corp. Class A (a)	64,610	1,358,102
Crown Castle International Corp. (a)	23,390	475,285
Nextel Communications, Inc. Class A (a)	99,520	3,215,491
Nextel Partners, Inc. Class A (a)	36,000	906,120
NII Holdings, Inc. (a)	13,800	882,372
Price Communications Corp.	3,300	57,090
SpectraSite, Inc. (a)	6,900	513,567
Western Wireless Corp. Class A (a)	8,300	351,090
		7,891,167
TOTAL COMMON STOCKS (Cost $30,728,662)		35,942,440
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 3.21% (b) (Cost $424,782)	424,782	424,782
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $31,153,444)		36,367,222
NET OTHER ASSETS - 0.3%		116,844
NET ASSETS - 100%		$ 36,484,066
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

Income Tax Information
At December 31, 2004, the fund had a capital loss carryforward of approximately $2,601,243 of which $328,601 and $2,272,642 will expire on December 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Telecommunications & Utilities Growth Portfolio

Fidelity Variable Insurance Products: Telecommunications & Utilities Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $31,153,444) - See accompanying schedule		$ 36,367,222
Receivable for investments sold		71,861
Receivable for fund shares sold		117,430
Dividends receivable		35,150
Interest receivable		1,262
Prepaid expenses		43
Other receivables		4,983
Total assets		36,597,951

Liabilities
Payable for investments purchased	$ 75,720
Accrued management fee	16,814
Other affiliated payables	3,097
Other payables and accrued expenses	18,254
Total liabilities		113,885

Net Assets		$ 36,484,066
Net Assets consist of:
Paid in capital		$ 31,594,942
Undistributed net investment income		335,930
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(660,584)
Net unrealized appreciation (depreciation) on investments		5,213,778
Net Assets, for 3,773,635 shares outstanding		$ 36,484,066
Net Asset Value, offering price and redemption price per share ($36,484,066 ÷ 3,773,635 shares)		$ 9.67

Statement of Operations

	Six months ended June 30, 2005 (Unaudited)

Investment Income
Dividends		$ 468,933
Interest		4,687
Security lending		641
Total income		474,261

Expenses
Management fee	$ 97,540
Transfer agent fees	13,067
Accounting and security lending fees	6,400
Independent trustees' compensation	78
Custodian fees and expenses	5,207
Audit	20,385
Legal	260
Miscellaneous	638
Total expenses before reductions	143,575
Expense reductions	(5,244)	138,331
Net investment income (loss)		335,930
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	2,327,731
Foreign currency transactions	1,117
Total net realized gain (loss)		2,328,848
Change in net unrealized appreciation (depreciation) on: Investment securities	(791,371)
Assets and liabilities in foreign currencies	(6)
Total change in net unrealized appreciation (depreciation)		(791,377)
Net gain (loss)		1,537,471
Net increase (decrease) in net assets resulting from operations		$ 1,873,401

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Telecommunications & Utilities Growth Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2005 (Unaudited)	Year ended December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 335,930	$ 397,997
Net realized gain (loss)	2,328,848	599,076
Change in net unrealized appreciation (depreciation)	(791,377)	4,246,139
Net increase (decrease) in net assets resulting from operations	1,873,401	5,243,212
Distributions to shareholders from net investment income	-	(420,028)
Share transactions Proceeds from sales of shares	6,939,069	30,485,065
Reinvestment of distributions	-	420,028
Cost of shares redeemed	(10,515,121)	(9,281,514)
Net increase (decrease) in net assets resulting from share transactions	(3,576,052)	21,623,579
Redemption fees	4,542	35,419
Total increase (decrease) in net assets	(1,698,109)	26,482,182

Net Assets
Beginning of period	38,182,175	11,699,993
End of period (including undistributed net investment income of $335,930 and $0, respectively)	$ 36,484,066	$ 38,182,175
Other Information Shares
Sold	753,364	3,649,882
Issued in reinvestment of distributions	-	46,036
Redeemed	(1,158,395)	(1,094,472)
Net increase (decrease)	(405,031)	2,601,446

See accompanying notes which are an integral part of the financial statements.

Telecommunications & Utilities Growth Portfolio

Financial Highlights

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003	2002	2001 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.14	$ 7.42	$ 5.95	$ 8.60	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.17 F	.08	.09	.02
Net realized and unrealized gain (loss)	.44	1.65	1.45	(2.67)	(1.42)
Total from investment operations	.53	1.82	1.53	(2.58)	(1.40)
Distributions from net investment income	-	(.11)	(.08)	(.08)	(.01)
Redemption fees added to paid in capital E	-I	.01	.02	.01	.01
Net asset value, end of period	$ 9.67	$ 9.14	$ 7.42	$ 5.95	$ 8.60
Total ReturnB, C, D	5.80%	24.61%	26.17%	(29.91)%	(13.90)%
Ratios to Average Net Assets H
Expenses before expense reductions	.84% A	1.04%	1.71%	1.82%	2.35% A
Expenses net of voluntary waivers, if any	.84% A	1.04%	1.50%	1.50%	1.50% A
Expenses net of all reductions	.81% A	1.00%	1.46%	1.39%	1.49% A
Net investment income (loss)	1.97% A	2.03%	1.19%	1.30%	.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,484	$ 38,182	$ 11,700	$ 8,270	$ 9,833
Portfolio turnover rate	80% A	84%	123%	154%	85% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.05 per share.

G For the period July 19, 2001 (commencement of operations) to December 31, 2001.

H Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Telecommunications & Utilities Growth Portfolio (the fund) is a non-diversified fund of Variable Insurance Products Fund IV (the trust) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The fund is authorized to issue an unlimited number of shares. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers Initial Class shares. On January 20, 2005, The Board of Trustees approved the creation of an Investor Class, a new class of shares of the fund. These shares are expected to be available on or about July 21, 2005. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Telecommunications & Utilities Growth Portfolio

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 5,926,272
Unrealized depreciation	(792,447)
Net unrealized appreciation (depreciation)	$ 5,133,825
Cost for federal income tax purposes	$ 31,233,397

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $13,684,317 and $16,592,463, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee with respect to the account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. The fund pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $4,670 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $60 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited)- continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $5,244 for the period.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the fund.

Telecommunications & Utilities Growth Portfolio

Semiannual Report

Telecommunications & Utilities Growth Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodians

JPMorgan Chase Bank
New York, NY

State Street Bank & Trust Co.
Quincy, MA

VTELIC-SANN-0805
1.817394.100

Fidelity® Variable Insurance Products:

Value Leaders Portfolio

Semiannual Report

June 30, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Value Leaders Portfolio

Fidelity Variable Insurance Products: Value Leaders Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2005 to June 30, 2005).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2005	Ending Account Value June 30, 2005	Expenses Paid During Period* January 1, 2005 to June 30, 2005
Initial Class
Actual	$ 1,000.00	$ 1,010.90	$ 4.39 * *
HypotheticalA	$ 1,000.00	$ 1,020.43	$ 4.41 * *
Service Class
Actual	$ 1,000.00	$ 1,010.10	$ 4.88 * *
HypotheticalA	$ 1,000.00	$ 1,019.93	$ 4.91 * *
Service Class 2
Actual	$ 1,000.00	$ 1,009.30	$ 5.63 * *
HypotheticalA	$ 1,000.00	$ 1,019.19	$ 5.66 * *

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the onehalf year period).

Annualized Expense Ratio
Initial Class	.88% * *
Service Class	.98% * *
Service Class 2	1.13% * *

** If changes to voluntary expense limitations effective February 1, 2005 had been in effect during the entire period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:.

	Annualized Expense Ratio	Expenses Paid
Initial Class
Actual	.85%	$ 4.24
HypotheticalA		$ 4.26
Service Class	.95%
Actual		$ 4.73
HypotheticalA		$ 4.76
Service Class 2	1.10%
Actual		$ 5.48
HypotheticalA		$ 5.51

A 5% return per year before expenses

Semiannual Report

Fidelity Variable Insurance Products: Value Leaders Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	4.2	6.1
American International Group, Inc.	3.9	2.5
Exxon Mobil Corp.	3.6	3.6
Honeywell International, Inc.	3.6	2.4
Bank of America Corp.	2.6	3.4
Baxter International, Inc.	1.8	1.6
SBC Communications, Inc.	1.8	1.8
Tyco International Ltd.	1.8	1.8
Altria Group, Inc.	1.4	1.9
JPMorgan Chase & Co.	1.4	0.6
	26.1
Top Five Market Sectors as of June 30, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.1	20.3
Energy	15.3	12.7
Industrials	15.3	19.2
Information Technology	10.4	8.6
Health Care	9.8	10.4
Asset Allocation (% of fund's net assets)
As of June 30, 2005*		As of December 31, 2004**
	Stocks 99.7%		Stocks 99.7%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	6.0%	** Foreign investments	3.5%

Semiannual Report

Fidelity Variable Insurance Products: Value Leaders Portfolio

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 9.3%
Auto Components - 0.4%
Delphi Corp.	1,400	$ 6,510
Lear Corp.	600	21,828
		28,338
Diversified Consumer Services - 0.2%
Service Corp. International (SCI)	1,800	14,436
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.	440	12,210
Household Durables - 1.9%
Centex Corp.	400	28,268
KB Home	400	30,492
LG Electronics, Inc.	100	6,361
Sony Corp. sponsored ADR	700	24,108
Techtronic Industries Co. Ltd.	5,500	13,907
Toll Brothers, Inc. (a)	200	20,310
		123,446
Internet & Catalog Retail - 0.7%
eBay, Inc. (a)	1,000	33,010
IAC/InterActiveCorp (a)	500	12,025
		45,035
Leisure Equipment & Products - 0.9%
Eastman Kodak Co.	2,320	62,292
Media - 3.8%
Clear Channel Communications, Inc.	580	17,939
EchoStar Communications Corp. Class A	400	12,060
Grupo Televisa SA de CV sponsored ADR	200	12,418
Lamar Advertising Co. Class A (a)	900	38,493
News Corp. Class A	338	5,469
NTL, Inc. (a)	105	7,184
Omnicom Group, Inc.	160	12,778
Time Warner, Inc. (a)	1,900	31,749
Univision Communications, Inc. Class A (a)	2,000	55,100
Viacom, Inc. Class B (non-vtg.)	463	14,825
Walt Disney Co.	1,630	41,043
		249,058
Multiline Retail - 1.0%
99 Cents Only Stores (a)	750	9,533
Federated Department Stores, Inc.	200	14,656
JCPenney Co., Inc.	300	15,774
Kohl's Corp. (a)	300	16,773
Nordstrom, Inc.	100	6,797
		63,533
Specialty Retail - 0.2%
Home Depot, Inc.	300	11,670
TOTAL CONSUMER DISCRETIONARY		610,018

	Shares	Value (Note 1)
CONSUMER STAPLES - 5.4%
Beverages - 1.0%
Coca-Cola Enterprises, Inc.	1,300	$ 28,613
PepsiCo, Inc.	200	10,786
The Coca-Cola Co.	700	29,225
		68,624
Food & Staples Retailing - 1.2%
Kroger Co. (a)	600	11,418
Rite Aid Corp. (a)	700	2,926
Safeway, Inc.	1,100	24,849
Wal-Mart Stores, Inc.	600	28,920
Walgreen Co.	300	13,797
		81,910
Food Products - 0.6%
Corn Products International, Inc.	450	10,692
Nestle SA (Reg.)	61	15,611
Tyson Foods, Inc. Class A	700	12,460
		38,763
Household Products - 0.8%
Colgate-Palmolive Co.	1,000	49,910
Personal Products - 0.4%
Gillette Co.	470	23,796
Tobacco - 1.4%
Altria Group, Inc.	1,420	91,817
TOTAL CONSUMER STAPLES		354,820
ENERGY - 15.3%
Energy Equipment & Services - 6.5%
Baker Hughes, Inc.	200	10,232
BJ Services Co.	600	31,488
ENSCO International, Inc.	400	14,300
FMC Technologies, Inc. (a)	700	22,379
GlobalSantaFe Corp.	700	28,560
Halliburton Co.	1,650	78,903
Hornbeck Offshore Services, Inc. (a)	500	13,545
National Oilwell Varco, Inc. (a)	1,263	60,043
Pride International, Inc. (a)	1,200	30,840
Schlumberger Ltd. (NY Shares)	600	45,564
Smith International, Inc.	300	19,110
Transocean, Inc. (a)	700	37,779
Weatherford International Ltd. (a)	620	35,948
		428,691
Oil, Gas & Consumable Fuels - 8.8%
Apache Corp.	330	21,318
Ashland, Inc.	100	7,187
Burlington Resources, Inc.	640	35,354
ChevronTexaco Corp.	1,340	74,933
ConocoPhillips	480	27,595
El Paso Corp.	1,400	16,128
Encore Acquisition Co. (a)	300	12,300
Exxon Mobil Corp.	4,100	235,627
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp.	400	$ 30,772
OMI Corp.	500	9,505
Quicksilver Resources, Inc. (a)	800	51,144
Shell Transport & Trading Co. PLC sponsored ADR	100	5,806
Valero Energy Corp.	600	47,466
		575,135
TOTAL ENERGY		1,003,826
FINANCIALS - 21.1%
Capital Markets - 3.0%
Bear Stearns Companies, Inc.	150	15,591
Lehman Brothers Holdings, Inc.	250	24,820
Merrill Lynch & Co., Inc.	840	46,208
Morgan Stanley	1,200	62,964
Nuveen Investments, Inc. Class A	400	15,048
State Street Corp.	200	9,650
TradeStation Group, Inc. (a)	1,000	8,580
UBS AG (NY Shares)	200	15,570
		198,431
Commercial Banks - 5.0%
Banco Bradesco SA (PN) sponsored ADR (non-vtg.)	640	22,650
Bank of America Corp.	3,708	169,122
Korea Exchange Bank (a)	1,910	16,728
UCBH Holdings, Inc.	1,000	16,240
Wachovia Corp.	1,412	70,035
Wells Fargo & Co.	470	28,943
		323,718
Diversified Financial Services - 2.7%
Citigroup, Inc.	1,850	85,526
JPMorgan Chase & Co.	2,496	88,159
		173,685
Insurance - 7.2%
ACE Ltd.	920	41,262
AMBAC Financial Group, Inc.	140	9,766
American International Group, Inc.	4,410	256,221
Hartford Financial Services Group, Inc.	600	44,868
Hilb Rogal & Hobbs Co.	500	17,200
MetLife, Inc.	410	18,425
PartnerRe Ltd.	600	38,652
Scottish Re Group Ltd.	300	7,272
The Chubb Corp.	60	5,137
W.R. Berkley Corp.	900	32,112
		470,915
Real Estate - 0.9%
Apartment Investment & Management Co. Class A	500	20,460
Equity Lifestyle Properties, Inc.	150	5,964

	Shares	Value (Note 1)
General Growth Properties, Inc.	570	$ 23,421
iStar Financial, Inc.	200	8,318
Spirit Finance Corp. (c)	200	2,350
		60,513
Thrifts & Mortgage Finance - 2.3%
Doral Financial Corp.	700	11,578
Fannie Mae	1,110	64,824
Freddie Mac	400	26,092
Golden West Financial Corp., Delaware	170	10,945
Hudson City Bancorp, Inc.	600	6,846
Sovereign Bancorp, Inc.	1,100	24,574
W Holding Co., Inc.	459	4,691
		149,550
TOTAL FINANCIALS		1,376,812
HEALTH CARE - 9.8%
Biotechnology - 1.2%
Amgen, Inc. (a)	200	12,092
BioMarin Pharmaceutical, Inc. (a)	1,600	11,984
Cephalon, Inc. (a)	400	15,924
Genentech, Inc. (a)	150	12,042
MedImmune, Inc. (a)	900	24,048
		76,090
Health Care Equipment & Supplies - 4.4%
Baxter International, Inc.	3,280	121,688
CONMED Corp. (a)	200	6,154
Cooper Companies, Inc.	200	12,172
Dade Behring Holdings, Inc.	100	6,501
Medtronic, Inc.	1,240	64,220
PerkinElmer, Inc.	700	13,230
Thermo Electron Corp. (a)	400	10,748
Varian, Inc. (a)	200	7,558
Waters Corp. (a)	1,250	46,463
		288,734
Health Care Providers & Services - 0.7%
McKesson Corp.	200	8,958
Sierra Health Services, Inc. (a)	150	10,719
UnitedHealth Group, Inc.	460	23,984
		43,661
Pharmaceuticals - 3.5%
Allergan, Inc.	200	17,048
Connetics Corp. (a)	100	1,764
Eli Lilly & Co.	200	11,142
Merck & Co., Inc.	350	10,780
Pfizer, Inc.	2,520	69,502
Schering-Plough Corp.	3,550	67,663
Wyeth	1,160	51,620
		229,519
TOTAL HEALTH CARE		638,004
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - 15.3%
Aerospace & Defense - 5.0%
Hexcel Corp. (a)	900	$ 15,228
Honeywell International, Inc.	6,400	234,432
Lockheed Martin Corp.	110	7,136
Precision Castparts Corp.	130	10,127
Raytheon Co.	900	35,208
The Boeing Co.	350	23,100
		325,231
Air Freight & Logistics - 0.1%
EGL, Inc. (a)	500	10,160
Airlines - 0.6%
ACE Aviation Holdings, Inc. Class A (a)	400	13,010
AirTran Holdings, Inc. (a)	500	4,615
JetBlue Airways Corp. (a)	400	8,176
Northwest Airlines Corp. (a)	600	2,736
Southwest Airlines Co.	600	8,358
		36,895
Building Products - 0.3%
Masco Corp.	600	19,056
Commercial Services & Supplies - 0.4%
Robert Half International, Inc.	1,000	24,970
Construction & Engineering - 1.4%
Chicago Bridge & Iron Co. NV (NY Shares)	840	19,202
Fluor Corp.	600	34,554
Foster Wheeler Ltd. (a)	300	5,898
Jacobs Engineering Group, Inc. (a)	400	22,504
MasTec, Inc. (a)	1,100	9,680
		91,838
Electrical Equipment - 0.2%
ABB Ltd. sponsored ADR (a)	900	5,823
Cooper Industries Ltd. Class A	100	6,390
		12,213
Industrial Conglomerates - 6.2%
3M Co.	200	14,460
General Electric Co.	7,940	275,115
Tyco International Ltd.	3,930	114,756
		404,331
Machinery - 0.4%
ITT Industries, Inc.	300	29,289
Road & Rail - 0.4%
Norfolk Southern Corp.	900	27,864
Trading Companies & Distributors - 0.3%
WESCO International, Inc. (a)	600	18,828
TOTAL INDUSTRIALS		1,000,675

	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - 10.4%
Communications Equipment - 1.4%
Avaya, Inc. (a)	900	$ 7,488
Comverse Technology, Inc. (a)	800	18,920
Juniper Networks, Inc. (a)	800	20,144
Motorola, Inc.	600	10,956
Nokia Corp. sponsored ADR	1,900	31,616
		89,124
Computers & Peripherals - 1.6%
Dell, Inc. (a)	200	7,902
EMC Corp. (a)	1,100	15,081
Hewlett-Packard Co.	2,100	49,371
International Business Machines Corp.	120	8,904
Maxtor Corp. (a)	1,600	8,320
Western Digital Corp. (a)	900	12,078
		101,656
Electronic Equipment & Instruments - 1.0%
Agilent Technologies, Inc. (a)	1,700	39,134
Amphenol Corp. Class A	300	12,051
Symbol Technologies, Inc.	1,700	16,779
		67,964
Internet Software & Services - 0.9%
Akamai Technologies, Inc. (a)	600	7,878
Google, Inc. Class A (sub. vtg.)	100	29,415
Yahoo!, Inc. (a)	700	24,255
		61,548
IT Services - 0.8%
Affiliated Computer Services, Inc. Class A (a)	400	20,440
Anteon International Corp. (a)	440	20,073
Ceridian Corp. (a)	500	9,740
		50,253
Office Electronics - 0.1%
Xerox Corp. (a)	500	6,895
Semiconductors & Semiconductor Equipment - 2.1%
Analog Devices, Inc.	500	18,655
ATI Technologies, Inc. (a)	200	2,367
Cabot Microelectronics Corp. (a)	540	15,655
Freescale Semiconductor, Inc. Class A	1,220	25,632
Intel Corp.	1,700	44,302
Maxim Integrated Products, Inc.	300	11,463
PMC-Sierra, Inc. (a)	500	4,665
Samsung Electronics Co. Ltd.	35	16,713
		139,452
Software - 2.5%
BEA Systems, Inc. (a)	1,000	8,780
Electronic Arts, Inc. (a)	300	16,983
Macrovision Corp. (a)	100	2,254
Microsoft Corp.	2,810	69,800
NAVTEQ Corp.	300	11,154
Oracle Corp. (a)	500	6,600
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
PalmSource, Inc. (a)	200	$ 1,700
Siebel Systems, Inc.	800	7,120
Symantec Corp. (a)	1,100	23,914
TIBCO Software, Inc. (a)	700	4,578
Ulticom, Inc. (a)	700	7,427
		160,310
TOTAL INFORMATION TECHNOLOGY		677,202
MATERIALS - 6.3%
Chemicals - 4.3%
Cytec Industries, Inc.	100	3,980
Dow Chemical Co.	430	19,148
E.I. du Pont de Nemours & Co.	1,870	80,429
Ferro Corp.	700	13,902
Georgia Gulf Corp.	200	6,210
Lyondell Chemical Co.	3,175	83,884
Monsanto Co.	530	33,321
Mosaic Co. (a)	1,000	15,560
Praxair, Inc.	300	13,980
Rohm & Haas Co.	200	9,268
		279,682
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	100	6,912
Containers & Packaging - 1.2%
Crown Holdings, Inc. (a)	400	5,692
Owens-Illinois, Inc. (a)	1,130	28,307
Packaging Corp. of America	700	14,735
Smurfit-Stone Container Corp. (a)	2,646	26,910
		75,644
Metals & Mining - 0.7%
Alcoa, Inc.	1,000	26,130
Freeport-McMoRan Copper & Gold, Inc. Class B	200	7,488
Newmont Mining Corp.	350	13,661
		47,279
TOTAL MATERIALS		409,517
TELECOMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 3.2%
ALLTEL Corp.	200	12,456
Covad Communications Group, Inc. (a)	11,200	15,680
SBC Communications, Inc.	4,890	116,138
Telewest Global, Inc. (a)	1,150	26,197
Verizon Communications, Inc.	1,200	41,460
		211,931

	Shares	Value (Note 1)
Wireless Telecommunication Services - 1.8%
American Tower Corp. Class A (a)	900	$ 18,918
Leap Wireless International, Inc. (a)	300	8,325
Nextel Communications, Inc. Class A (a)	1,850	59,774
Nextel Partners, Inc. Class A (a)	1,200	30,204
		117,221
TOTAL TELECOMMUNICATION SERVICES		329,152
UTILITIES - 1.8%
Electric Utilities - 1.2%
Entergy Corp.	380	28,709
PG&E Corp.	650	24,401
PPL Corp.	370	21,971
Southern Co.	140	4,854
		79,935
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	400	6,552
TXU Corp.	50	4,155
		10,707
Multi-Utilities - 0.4%
CMS Energy Corp. (a)	1,300	19,578
Public Service Enterprise Group, Inc.	100	6,082
		25,660
TOTAL UTILITIES		116,302
TOTAL COMMON STOCKS (Cost $5,642,944)		6,516,328
Money Market Funds - 0.8%

Fidelity Cash Central Fund, 3.21% (b) (Cost $52,340)	52,340	52,340
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $5,695,284)		6,568,668
NET OTHER ASSETS - (0.5)%		(35,913)
NET ASSETS - 100%		$ 6,532,755
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,350 or 0.0% of net assets.

See accompanying notes which are an integral part of the financial statements.

Value Leaders Portfolio

Fidelity Variable Insurance Products: Value Leaders Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2005 (Unaudited)

Assets
Investment in securities, at value (cost $5,695,284) - See accompanying schedule		$ 6,568,668
Receivable for investments sold		72,225
Dividends receivable		8,090
Interest receivable		37
Prepaid expenses		12
Receivable from investment adviser for expense reductions		4,786
Other receivables		1,121
Total assets		6,654,939

Liabilities
Payable to custodian bank	$ 13,077
Payable for investments purchased	83,492
Accrued management fee	3,132
Distribution fees payable	710
Other affiliated payables	588
Other payables and accrued expenses	21,185
Total liabilities		122,184

Net Assets		$ 6,532,755
Net Assets consist of:
Paid in capital		$ 5,405,734
Undistributed net investment income		18,952
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		234,686
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		873,383
Net Assets		$ 6,532,755

Initial Class: Net Asset Value, offering price and redemption price per share ($1,964,251 ÷ 159,977 shares)		$ 12.28

Service Class: Net Asset Value, offering price and redemption price per share ($1,960,232 ÷ 159,991 shares)		$ 12.25

Service Class 2: Net Asset Value, offering price and redemption price per share ($2,608,272 ÷ 213,563 shares)		$ 12.21

Statement of Operations

	Six months ended June 30, 2005 (Unaudited)

Investment Income
Dividends		$ 52,151
Interest		358
Total income		52,509

Expenses
Management fee	$ 18,485
Transfer agent fees	2,128
Distribution fees	4,191
Accounting fees and expenses	1,333
Independent trustees' compensation	15
Custodian fees and expenses	8,444
Audit	23,461
Legal	45
Miscellaneous	74
Total expenses before reductions	58,176
Expense reductions	(26,748)	31,428
Net investment income (loss)		21,081
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	248,166
Foreign currency transactions	(103)
Total net realized gain (loss)		248,063
Change in net unrealized appreciation (depreciation) on: Investment securities	(204,534)
Assets and liabilities in foreign currencies	(3)
Total change in net unrealized appreciation (depreciation)		(204,537)
Net gain (loss)		43,526
Net increase (decrease) in net assets resulting from operations		$ 64,607

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Variable Insurance Products: Value Leaders Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2005 (Unaudited)	Year ended December 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,081	$ 43,799
Net realized gain (loss)	248,063	288,003
Change in net unrealized appreciation (depreciation)	(204,537)	512,742
Net increase (decrease) in net assets resulting from operations	64,607	844,544
Distributions to shareholders from net investment income	(5,276)	(40,547)
Distributions to shareholders from net realized gain	(65,945)	(265,610)
Total distributions	(71,221)	(306,157)
Share transactions - net increase (decrease)	73,878	306,157
Total increase (decrease) in net assets	67,264	844,544

Net Assets
Beginning of period	6,465,491	5,620,947
End of period (including undistributed net investment income of $18,952 and undistributed net investment income of $3,147, respectively)	$ 6,532,755	$ 6,465,491
Other Information:
Share Transactions	Six months ended June 30, 2005 (Unaudited)
	Initial Class	Service Class	Service Class 2
Shares Sold	-	-	217
Reinvested	1,722	1,724	2,307
Net increase (decrease)	1,722	1,724	2,524

Dollars Sold	$ -	$ -	$ 2,657
Reinvested	21,364	21,366	28,491
Net increase (decrease)	$ 21,364	$ 21,366	$ 31,148

Share Transactions	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2
Shares
Reinvested	7,575	7,586	10,131

Dollars
Reinvested	$ 91,846	$ 91,847	$ 122,464

Distributions	Six months ended June 30, 2005 (Unaudited)
	Initial Class	Service Class	Service Class 2
From net investment income	$ 1,583	$ 1,583	$ 2,110
From net realized gain	19,781	19,783	26,381
Total	$ 21,364	$ 21,366	$ 28,491

	Year ended December 31, 2004
	Initial Class	Service Class	Service Class 2
From net investment income	$ 12,164	$ 12,164	$ 16,219
From net realized gain	79,682	79,683	106,245
Total	$ 91,846	$ 91,847	$ 122,464

See accompanying notes which are an integral part of the financial statements.

Value Leaders Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.28	$ 11.20	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.10 F	.04
Net realized and unrealized gain (loss)	.09	1.59	1.21
Total from investment operations	.14	1.69	1.25
Distributions from net investment income	(.01)	(.08)	(.04)
Distributions from net realized gain	(.13)	(.53)	(.01)
Total distributions	(.14)	(.61)	(.05)
Net asset value, end of period	$ 12.28	$ 12.28	$ 11.20
Total Return B, C, D	1.09%	15.15%	12.51%
Ratios to Average Net Assets H
Expenses before expense reductions	1.67% A	2.07%	3.63% A
Expenses net of voluntary waivers, if any	.88% A	1.00%	1.06% A
Expenses net of all reductions	.84% A	.96%	1.04% A
Net investment income (loss)	.78% A	.88%	.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,964	$ 1,944	$ 1,687
Portfolio turnover rate	99% A	121%	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.02 per share.

G For the period June 17, 2003 (commencement of operations) to December 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.26	$ 11.19	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.09 F	.04
Net realized and unrealized gain (loss)	.09	1.59	1.20
Total from investment operations	.13	1.68	1.24
Distributions from net investment income	(.01)	(.08)	(.04)
Distributions from net realized gain	(.13)	(.53)	(.01)
Total distributions	(.14)	(.61)	(.05)
Net asset value, end of period	$ 12.25	$ 12.26	$ 11.19
Total Return B, C, D	1.01%	15.08%	12.41%
Ratios to Average Net Assets H
Expenses before expense reductions	1.77% A	2.17%	3.73% A
Expenses net of voluntary waivers, if any	.98% A	1.10%	1.16% A
Expenses net of all reductions	.94% A	1.06%	1.14% A
Net investment income (loss)	.68% A	.78%	.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,960	$ 1,941	$ 1,687
Portfolio turnover rate	99% A	121%	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.02 per share.

G For the period June 17, 2003 (commencement of operations) to December 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2005	Years ended December 31,
	(Unaudited)	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.23	$ 11.18	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.07 F	.03
Net realized and unrealized gain (loss)	.09	1.59	1.20
Total from investment operations	.12	1.66	1.23
Distributions from net investment income	(.01)	(.08)	(.04)
Distributions from net realized gain	(.13)	(.53)	(.01)
Total distributions	(.14)	(.61)	(.05)
Net asset value, end of period	$ 12.21	$ 12.23	$ 11.18
Total Return B, C, D	.93%	14.91%	12.31%
Ratios to Average Net Assets H
Expenses before expense reductions	1.92% A	2.32%	3.88% A
Expenses net of voluntary waivers, if any	1.13% A	1.25%	1.32% A
Expenses net of all reductions	1.09% A	1.21%	1.29% A
Net investment income (loss)	.53% A	.63%	.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,608	$ 2,581	$ 2,247
Portfolio turnover rate	99% A	121%	119% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Investment income per share reflects a special dividend which amounted to $.02 per share.

G For the period June 17, 2003 (commencement of operations) to December 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Value Leaders Portfolio

Notes to Financial Statements

For the period ended June 30, 2005 (Unaudited)

1. Significant Accounting Policies.

Value Leaders Portfolio (the fund) is a non-diversified fund of Variable Insurance Products Fund IV (the trust) (referred to in this report as Fidelity Variable Insurance Products: Value Leaders Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class. On January 20, 2005, the Board of Trustees approved the creation of an Investor Class, a new class of shares of the fund. These shares are expected to be available on or about July 21, 2005.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 960,114
Unrealized depreciation	(111,073)
Net unrealized appreciation (depreciation)	$ 849,041
Cost for federal income tax purposes	$ 5,719,627

2. Operating Policies.

Repurchase Agreements. Fidelity Management and Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $3,211,471 and $3,183,943, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 968
Service Class 2	3,223
$ 4,191

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. For the period, the total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 640
Service Class	638
Service Class 2	850
$ 2,128

Value Leaders Portfolio

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $296 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $235 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Initial Class	85%* - 1.00%	$ 7,687
Service Class	.95%* - 1.10%	7,663
Service Class 2	1.10%* - 1.25%	10,184
		$ 25,534

* Expense limitation in effect at period end.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,210 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $4.

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VVL-SANN-0805
1.788834.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund IV's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund IV

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 23, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	August 23, 2005